UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Active Growth ETF

Ticker: JGRO - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Growth ETF	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$8,520,819,159
Total number of portfolio holdings	108
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information

At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

JGRO-1225
JPMorgan Active Growth ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Active Small Cap Value ETF

Ticker: JPSV - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Small Cap Value ETF	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$23,179,001
Total number of portfolio holdings	113
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information

At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

JPSV-1225
JPMorgan Active Small Cap Value ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Active Value ETF

Ticker: JAVA - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Value ETF	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$5,219,219,426
Total number of portfolio holdings	164
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAVA-1225
JPMorgan Active Value ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Focus ETF

Ticker: JPEF - The NASDAQ Stock Market® LLC

SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Focus ETF	$25	0.48%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,612,643,060
Total number of portfolio holdings	41
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPEF-1225
JPMorgan Equity Focus ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Premium Income ETF

Ticker: JEPI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income ETF	$18	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$41,582,038,104
Total number of portfolio holdings	125
Portfolio turnover rate	93%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPI-1225
JPMorgan Equity Premium Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Fundamental Data Science Large Core ETF

Ticker: LCDS - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Core ETF	$16	0.30%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$14,699,839
Total number of portfolio holdings	110
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
LCDS-1225
JPMorgan Fundamental Data Science Large Core ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Fundamental Data Science Large Value ETF

Ticker: LVDS - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Value ETF	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$89,447,489
Total number of portfolio holdings	130
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
LVDS-1225
JPMorgan Fundamental Data Science Large Value ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Fundamental Data Science Mid Core ETF

Ticker: MCDS - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Mid Core ETF	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,025,052
Total number of portfolio holdings	183
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MCDS-1225
JPMorgan Fundamental Data Science Mid Core ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Fundamental Data Science Small Core ETF
Ticker: SCDS - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Small Core ETF	$21	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,199,291
Total number of portfolio holdings	261
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
SCDS-1225
JPMorgan Fundamental Data Science Small Core ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Nasdaq Equity Premium Income ETF
Ticker: JEPQ - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Equity Premium Income ETF	$19	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$32,620,771,161
Total number of portfolio holdings	108
Portfolio turnover rate	89%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPQ-1225
JPMorgan Nasdaq Equity Premium Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small & Mid Cap Enhanced Equity ETF

Ticker: JMEE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small & Mid Cap Enhanced Equity ETF	$13	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,109,237,173
Total number of portfolio holdings	630
Portfolio turnover rate	15%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMEE-1225
JPMorgan Small & Mid Cap Enhanced Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan U.S. Tech Leaders ETF

Ticker: JTEK - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Tech Leaders ETF	$34	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$3,191,889,069
Total number of portfolio holdings	63
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTEK-1225
JPMorgan U.S. Tech Leaders ETF

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan U.S. Research Enhanced Large Cap ETF
Ticker: JUSA - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Large Cap ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Large Cap ETF	$11	0.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$27,746,882
Total number of portfolio holdings	236
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JUSA-1225
JPMorgan U.S. Research Enhanced Large Cap ETF

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements files under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
December 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Equity Focus ETF	JPEF	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Automobiles — 2.4%
Tesla, Inc. *	86,833	39,050,537
Banks — 2.3%
M&T Bank Corp.	184,941	37,261,913
Biotechnology — 2.0%
Gilead Sciences, Inc.	261,348	32,077,853
Broadline Retail — 4.6%
Amazon.com, Inc. *	322,331	74,400,441
Building Products — 1.0%
Trane Technologies plc	40,495	15,760,654
Capital Markets — 2.9%
Morgan Stanley	263,443	46,769,036
Chemicals — 1.7%
Ecolab, Inc.	106,219	27,884,612
Construction & Engineering — 1.2%
Quanta Services, Inc.	44,207	18,658,006
Consumer Finance — 3.3%
Capital One Financial Corp.	217,660	52,752,078
Electric Utilities — 2.4%
NextEra Energy, Inc.	475,257	38,153,632
Entertainment — 2.5%
Netflix, Inc. *	211,909	19,868,588
Take-Two Interactive Software, Inc. *	79,543	20,365,394
		40,233,982
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B *	93,478	46,986,717
Mastercard, Inc., Class A	51,455	29,374,630
		76,361,347
Ground Transportation — 1.6%
Canadian Pacific Kansas City Ltd. (Canada)	361,577	26,622,914
Health Care Providers & Services — 2.4%
HCA Healthcare, Inc.	83,310	38,894,107
Hotels, Restaurants & Leisure — 4.0%
Booking Holdings, Inc.	4,415	23,643,782
McDonald's Corp.	132,060	40,361,498
		64,005,280
Household Products — 1.9%
Procter & Gamble Co. (The)	215,147	30,832,717
INVESTMENTS	SHARES	VALUE($)

Industrial Conglomerates — 3.0%
3M Co.	123,797	19,819,900
Honeywell International, Inc.	144,369	28,164,948
		47,984,848
Insurance — 3.2%
Loews Corp.	490,714	51,677,091
Interactive Media & Services — 9.1%
Alphabet, Inc., Class C	278,820	87,493,716
Meta Platforms, Inc., Class A	89,006	58,751,971
		146,245,687
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	41,289	23,924,911
Oil, Gas & Consumable Fuels — 4.8%
EOG Resources, Inc.	332,337	34,898,708
Kinder Morgan, Inc.	1,561,113	42,914,997
		77,813,705
Pharmaceuticals — 2.6%
Johnson & Johnson	201,514	41,703,322
Retail REITs — 0.7%
Regency Centers Corp.	163,295	11,272,254
Semiconductors & Semiconductor Equipment — 14.9%
Analog Devices, Inc.	150,388	40,785,226
Broadcom, Inc.	212,009	73,376,315
NVIDIA Corp.	679,923	126,805,639
		240,967,180
Software — 10.7%
HubSpot, Inc. *	29,701	11,919,011
Intuit, Inc.	44,752	29,644,620
Microsoft Corp.	207,468	100,335,674
Oracle Corp.	61,347	11,957,144
Palo Alto Networks, Inc. *	101,859	18,762,428
		172,618,877
Specialized REITs — 1.6%
Public Storage	99,415	25,798,192
Specialty Retail — 1.6%
Lowe's Cos., Inc.	107,183	25,848,252
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	262,006	71,228,951
Total Common Stocks (Cost $1,286,331,885)		1,596,802,379
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $16,220,250)	16,216,858	16,223,345
Total Investments — 100.0% (Cost $1,302,552,135)		1,613,025,724
Liabilities in Excess of Other Assets — (0.0)% ^		(382,664)
NET ASSETS — 100.0%		1,612,643,060

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	December 31, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)

JPMorgan Equity Focus ETF
ASSETS:
Investments in non-affiliates, at value	$1,596,802,379
Investments in affiliates, at value	16,223,345
Receivables:
Dividends from non-affiliates	281,510
Dividends from affiliates	60,632
Tax reclaims	10,523
Securities lending income (See Note 2.C.)	113
Total Assets	1,613,378,502
LIABILITIES:
Accrued liabilities:
Investment advisory fees	476,694
Administration fees	102,481
Printing and mailing costs	17,225
Custodian and accounting fees	8,182
Trustees’ and Chief Compliance Officer’s fees	43
Other	130,817
Total Liabilities	735,442
Net Assets	$1,612,643,060
NET ASSETS:
Paid-in-Capital	$1,263,944,731
Total distributable earnings (loss)	348,698,329
Total Net Assets	$1,612,643,060
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	21,605,111
Net asset value, per share	$74.64
Cost of investments in non-affiliates	$1,286,331,885
Cost of investments in affiliates	16,220,250
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)

JPMorgan Equity Focus ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$920
Dividend income from non-affiliates	9,011,301
Dividend income from affiliates	399,794
Income from securities lending (net) (See Note 2.C.)	112
Total investment income	9,412,127
EXPENSES:
Investment advisory fees	3,852,279
Administration fees	601,921
Custodian and accounting fees	22,890
Professional fees	36,690
Trustees’ and Chief Compliance Officer’s fees	14,089
Printing and mailing costs	35,532
Registration and filing fees	1,190
Other	5,403
Total expenses	4,569,994
Less fees waived	(11,157)
Less expense reimbursements	(716,811)
Net expenses	3,842,026
Net investment income (loss)	5,570,101
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	11,005,179
Investments in affiliates	827
In-kind redemptions of investments in non-affiliates (See Note 4)	70,234,828
Net realized gain (loss)	81,240,834
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	23,462,806
Investments in affiliates	2,996
Change in net unrealized appreciation/depreciation	23,465,802
Net realized/unrealized gains (losses)	104,706,636
Change in net assets resulting from operations	$110,276,737
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Equity Focus ETF
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,570,101	$9,364,007
Net realized gain (loss)	81,240,834	(10,729,760)
Change in net unrealized appreciation/depreciation	23,465,802	141,896,859
Change in net assets resulting from operations	110,276,737	140,531,106
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(11,164,879)	(7,678,950)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(41,544,710)	756,731,111
NET ASSETS:
Change in net assets	57,567,148	889,583,267
Beginning of period	1,555,075,912	665,492,645
End of period	$1,612,643,060	$1,555,075,912
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$123,572,488	$835,298,915
Cost of shares redeemed	(165,117,198)	(78,567,804)
Total change in net assets resulting from capital transactions	$(41,544,710)	$756,731,111
SHARE TRANSACTIONS:
Issued	1,700,000	12,675,000
Redeemed	(2,275,000)	(1,175,000)
Net increase (decrease) in shares from share transactions	(575,000)	11,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	5

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Focus ETF (h)
Six Months Ended December 31, 2025 (Unaudited)	$70.11	$0.26	$4.79	$5.05	$(0.52)	$—	$(0.52)
Year Ended June 30, 2025	62.31	0.57	7.71	8.28	(0.39)	(0.09)	(0.48)
Year Ended June 30, 2024	48.33	0.56	13.62	14.18	(0.20)	—	(0.20)
Year Ended June 30, 2023	41.37	0.26	7.41	7.67	(0.21)	(0.50)	(0.71)
Year Ended June 30, 2022	50.79	0.23	(3.91)	(3.68)	(0.16)	(5.58)	(5.74)
Year Ended June 30, 2021	38.86	0.26	17.20	17.46	(0.33)	(5.20)	(5.53)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 28, 2023. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan Equity Focus ETF on the listing exchange as of the time that the JPMorgan Equity Focus ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Equity Focus ETF's listing on July 31,
2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
JPMorgan Equity Focus ETF (the “Fund”) acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period July 1, 2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$74.64	$74.69	7.21%	7.24%	$1,612,643,060	0.48%	0.69%	0.57%	14%
70.11	70.14	13.30	13.26	1,555,075,912	0.50	0.87	0.61	24
62.31	62.36	29.43	29.54	665,492,645	0.50	1.01	0.64	41
48.33	48.33	18.85	18.85	73,543,793	0.60	0.60	0.68	41
41.37	41.37	(8.87)	(8.87)	35,124,561	0.60	0.47	0.69	29
50.79	50.79	47.82	47.82	34,054,483	0.60	0.55	0.73	58
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	7

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Equity Focus ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek long term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2025

The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,613,025,724	$—	$—	$1,613,025,724

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of December 31, 2025, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at December 31, 2025.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$14,550,239	$43,332,507	$41,663,224	$827	$2,996	$16,223,345	16,216,858	$399,794	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
I. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

10	J.P. Morgan Exchange-Traded Funds	December 31, 2025

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. Effective November 1, 2025, the investment advisory fee changed to 0.44%.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets. Effective November 1, 2025, the contractual expense limitation changed to 0.44%.
The expense limitation agreement was in effect for the six months ended December 31, 2025, and the contractual expense limitation is in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$716,811
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 was $11,157.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Fund used related party broker-dealers during the six months ended December 31, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $342.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$239,360,599	$224,090,590
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
For the six months ended December 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$97,226,907	$158,145,071
During the six months ended December 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,302,552,135	$350,328,998	$39,855,409	$310,473,589
At June 30, 2025, the Fund did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2025, the Fund deferred to July 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$35,604,043	$4,728,108
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the

12	J.P. Morgan Exchange-Traded Funds	December 31, 2025

Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 110% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	13

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-CONV-ETF-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement” ). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratio
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratio for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net advisory fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, including a reduction to the contractual advisory fee effective November 1, 2025, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
December 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Fundamental Data Science Large Value ETF	LVDS	Cboe BZX Exchange, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 3.6%
Boeing Co. (The) *	1,055	229,062
General Dynamics Corp.	1,945	654,804
Northrop Grumman Corp.	876	499,504
RTX Corp.	7,926	1,453,628
TransDigm Group, Inc.	307	408,264
		3,245,262
Automobile Components — 0.3%
Lear Corp.	2,647	303,346
Banks — 8.0%
Bank of America Corp.	37,085	2,039,675
Citigroup, Inc.	6,360	742,148
Citizens Financial Group, Inc.	11,379	664,647
M&T Bank Corp.	3,636	732,581
PNC Financial Services Group, Inc. (The)	3,431	716,153
Wells Fargo & Co.	23,947	2,231,861
		7,127,065
Beverages — 1.5%
Coca-Cola Co. (The)	8,051	562,845
PepsiCo, Inc.	5,386	772,999
		1,335,844
Biotechnology — 2.1%
AbbVie, Inc.	3,430	783,721
Regeneron Pharmaceuticals, Inc.	841	649,142
Vertex Pharmaceuticals, Inc. *	927	420,265
		1,853,128
Broadline Retail — 2.4%
Amazon.com, Inc. *	9,304	2,147,549
Building Products — 1.0%
Fortune Brands Innovations, Inc.	6,160	308,123
Trane Technologies plc	1,497	582,633
		890,756
Capital Markets — 5.9%
Ameriprise Financial, Inc.	674	330,489
Blackrock, Inc.	940	1,006,120
Charles Schwab Corp. (The)	9,521	951,243
CME Group, Inc.	2,775	757,797
Goldman Sachs Group, Inc. (The)	472	414,888
Morgan Stanley	7,603	1,349,760
State Street Corp.	3,383	436,441
		5,246,738
INVESTMENTS	SHARES	VALUE($)

Chemicals — 1.7%
Axalta Coating Systems Ltd. *	15,416	498,091
DuPont de Nemours, Inc.	4,822	193,844
Linde plc	1,935	825,065
		1,517,000
Construction Materials — 0.6%
Vulcan Materials Co.	1,722	491,149
Consumer Finance — 1.1%
Ally Financial, Inc.	7,409	335,554
Capital One Financial Corp.	2,829	685,636
		1,021,190
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	8,146	139,867
Walmart, Inc.	9,907	1,103,739
		1,243,606
Containers & Packaging — 0.8%
Amcor plc	50,414	420,453
Ball Corp.	5,765	305,372
		725,825
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	12,304	305,631
Verizon Communications, Inc.	15,709	639,828
		945,459
Electric Utilities — 3.4%
Entergy Corp.	6,847	632,868
NextEra Energy, Inc.	14,719	1,181,641
Southern Co. (The)	6,599	575,433
Xcel Energy, Inc.	8,968	662,377
		3,052,319
Electrical Equipment — 1.1%
Eaton Corp. plc	3,190	1,016,047
Electronic Equipment, Instruments & Components — 0.9%
TD SYNNEX Corp.	1,929	289,793
Teledyne Technologies, Inc. *	1,049	535,756
		825,549
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	1,548	396,334
Walt Disney Co. (The)	5,392	613,448
		1,009,782
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B *	3,660	1,839,699
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	1,173	352,991
Fidelity National Information Services, Inc.	6,270	416,704
Mastercard, Inc., Class A	1,159	661,650
MGIC Investment Corp.	8,116	237,150
		3,508,194
Food Products — 1.1%
Mondelez International, Inc., Class A	13,330	717,554
Tyson Foods, Inc., Class A	4,925	288,703
		1,006,257
Ground Transportation — 2.0%
CSX Corp.	23,848	864,490
Norfolk Southern Corp.	3,040	877,709
		1,742,199
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	3,016	377,875
Boston Scientific Corp. *	7,358	701,585
Medtronic plc	8,199	787,596
Zimmer Biomet Holdings, Inc.	2,891	259,959
		2,127,015
Health Care Providers & Services — 2.6%
Cigna Group (The)	2,178	599,451
Humana, Inc.	1,261	322,980
Quest Diagnostics, Inc.	1,700	295,001
UnitedHealth Group, Inc.	3,246	1,071,537
		2,288,969
Health Care REITs — 0.9%
Ventas, Inc.	10,344	800,419
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	26,658	472,646
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp. *	7,622	232,776
Expedia Group, Inc.	1,854	525,257
McDonald's Corp.	3,409	1,041,893
Travel + Leisure Co.	4,616	325,566
		2,125,492
Household Durables — 0.2%
Lennar Corp., Class A	1,954	200,871
INVESTMENTS	SHARES	VALUE($)

Household Products — 1.1%
Church & Dwight Co., Inc.	2,100	176,085
Procter & Gamble Co. (The)	5,291	758,253
		934,338
Industrial Conglomerates — 1.4%
3M Co.	4,496	719,809
Honeywell International, Inc.	2,854	556,787
		1,276,596
Industrial REITs — 0.8%
Prologis, Inc.	5,900	753,194
Insurance — 3.4%
Arch Capital Group Ltd. *	4,902	470,200
Loews Corp.	9,290	978,330
MetLife, Inc.	6,281	495,822
Travelers Cos., Inc. (The)	3,705	1,074,672
		3,019,024
Interactive Media & Services — 4.5%
Alphabet, Inc., Class C	8,863	2,781,209
Meta Platforms, Inc., Class A	1,870	1,234,368
		4,015,577
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	7,440	617,520
International Business Machines Corp.	993	294,137
		911,657
Life Sciences Tools & Services — 1.2%
Danaher Corp.	3,786	866,691
Thermo Fisher Scientific, Inc.	323	187,163
		1,053,854
Machinery — 3.1%
Deere & Co.	1,949	907,396
Dover Corp.	4,503	879,165
Parker-Hannifin Corp.	1,155	1,015,199
		2,801,760
Media — 0.8%
Comcast Corp., Class A	24,918	744,799
Metals & Mining — 0.4%
Steel Dynamics, Inc.	2,193	371,604
Multi-Utilities — 1.5%
CMS Energy Corp.	9,914	693,286
Public Service Enterprise Group, Inc.	8,149	654,365
		1,347,651
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	3,014	585,891
ConocoPhillips	11,254	1,053,487
Diamondback Energy, Inc.	2,900	435,957
EOG Resources, Inc.	6,829	717,113
Exxon Mobil Corp.	15,997	1,925,079
Phillips 66	3,839	495,385
		5,212,912
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	17,245	930,196
Jazz Pharmaceuticals plc *	3,383	575,110
Johnson & Johnson	5,898	1,220,591
Merck & Co., Inc.	3,197	336,516
		3,062,413
Professional Services — 0.6%
SS&C Technologies Holdings, Inc.	5,647	493,661
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	4,587	737,544
Residential REITs — 0.3%
American Homes 4 Rent, Class A	8,427	270,507
Retail REITs — 0.4%
Regency Centers Corp.	4,806	331,758
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. *	3,242	694,307
Analog Devices, Inc.	4,007	1,086,698
Intel Corp. *	4,934	182,065
Lam Research Corp.	2,615	447,636
Marvell Technology, Inc.	1,840	156,363
Micron Technology, Inc.	3,833	1,093,976
NXP Semiconductors NV (Netherlands)	1,957	424,786
Qnity Electronics, Inc.	2,411	196,858
Texas Instruments, Inc.	4,330	751,212
		5,033,901
Software — 1.9%
Microsoft Corp.	2,020	976,913
Roper Technologies, Inc.	410	182,503
Salesforce, Inc.	2,107	558,165
		1,717,581
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — 0.5%
Digital Realty Trust, Inc.	2,973	459,953
Specialty Retail — 3.3%
AutoZone, Inc. *	181	613,861
Lowe's Cos., Inc.	4,744	1,144,063
O'Reilly Automotive, Inc. *	4,750	433,248
TJX Cos., Inc. (The)	4,812	739,171
		2,930,343
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	21,546	517,535
Seagate Technology Holdings plc	2,778	765,033
		1,282,568
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	5,161	328,807
Tobacco — 1.7%
Philip Morris International, Inc.	9,260	1,485,304
Total Common Stocks (Cost $64,742,534)		88,846,982
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $522,780)	522,780	522,780
Total Investments — 99.9% (Cost $65,265,314)		89,369,762
Other Assets in Excess of Liabilities — 0.1%		77,727
NET ASSETS — 100.0%		89,447,489

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)

JPMorgan Fundamental Data Science Large Value ETF
ASSETS:
Investments in non-affiliates, at value	$88,846,982
Investments in affiliates, at value	522,780
Receivables:
Investment securities sold	52,909
Dividends from non-affiliates	91,452
Dividends from affiliates	2,189
Securities lending income (See Note 2.C.)	6
Due from adviser	21,725
Total Assets	89,538,043
LIABILITIES:
Payables:
Due to custodian	1
Fund shares redeemed	65,224
Accrued liabilities:
Administration fees	6,042
Printing and mailing costs	16,563
Trustees’ and Chief Compliance Officer’s fees	8
Other	2,716
Total Liabilities	90,554
Net Assets	$89,447,489
NET ASSETS:
Paid-in-Capital	$51,429,337
Total distributable earnings (loss)	38,018,152
Total Net Assets	$89,447,489
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a)	1,802,154
Net asset value, per share	$49.63
Cost of investments in non-affiliates	$64,742,534
Cost of investments in affiliates	522,780

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	December 31, 2025

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)

JPMorgan Fundamental Data Science Large Value ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$18,036
Dividend income from non-affiliates	943,340
Dividend income from affiliates	17,931
Income from securities lending (net) (See Note 2.C.)	6
Total investment income	979,313
EXPENSES:
Investment advisory fees	158,171
Administration fees	39,543
Distribution fees	3,339
Service fees	8,425
Custodian and accounting fees	23,718
Interest expense to affiliates	46
Professional fees	45,268
Trustees’ and Chief Compliance Officer’s fees	12,703
Printing and mailing costs	26,496
Registration and filing fees	29,393
Transfer agency fees (See Note 2.G.)	463
Other	14,314
Total expenses	361,879
Less fees waived	(29,580)
Less expense reimbursements	(150,669)
Net expenses	181,630
Net investment income (loss)	797,683

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
JPMorgan Fundamental Data Science Large Value ETF (a)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$11,225,925
Investments in affiliates	18
In-kind redemptions of investments in non-affiliates (See Note 4)	11,539,555
Futures contracts	44,071
Net realized gain (loss)	22,809,569
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(14,494,049)
Investments in affiliates	(17)
Change in net unrealized appreciation/depreciation	(14,494,066)
Net realized/unrealized gains (losses)	8,315,503
Change in net assets resulting from operations	$9,113,186

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Fundamental Data Science Large Value ETF (a)
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$797,683	$2,615,782
Net realized gain (loss)	22,809,569	12,327,431
Change in net unrealized appreciation/depreciation	(14,494,066)	3,887,869
Change in net assets resulting from operations	9,113,186	18,831,082
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(18,579,536)	(12,682,462)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(49,780,431)	(26,843,910)
NET ASSETS:
Change in net assets	(59,246,782)	(20,695,290)
Beginning of period	148,694,271	169,389,561
End of period	$89,447,489	$148,694,271

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Fundamental Data Science Large Value ETF (a)
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$19,179,572	$7,367,260
Distributions reinvested	2,488,743	2,876,184
Cost of shares redeemed	(64,235,562)	(16,208,903)
Change in net assets resulting from capital transactions	(42,567,247)	(5,965,459)
Class A
Proceeds from shares issued	80,372	2,722,887
Distributions reinvested	2,848,036	2,998,362
Cost of shares redeemed	(5,996,564)	(8,823,185)
Change in net assets resulting from Class A capital transactions	(3,068,156)	(3,101,936)
Class C
Proceeds from shares issued	17,896	157,704
Distributions reinvested	141,573	153,628
Cost of shares redeemed	(153,287)	(1,006,507)
Change in net assets resulting from Class C capital transactions	6,182	(695,175)
Class I
Proceeds from shares issued	13,989	3,278,909
Distributions reinvested	5,080,033	6,016,075
Cost of shares redeemed	(3,602,190)	(25,480,041)
Change in net assets resulting from Class I capital transactions	1,491,832	(16,185,057)
Class R2
Proceeds from shares issued	885	338,019
Distributions reinvested	128,134	194,484
Cost of shares redeemed	(2,691,549)	(490,460)
Change in net assets resulting from Class R2 capital transactions	(2,562,530)	42,043
Class R5
Proceeds from shares issued	8,333	400,710
Distributions reinvested	191,318	291,645
Cost of shares redeemed	(3,280,163)	(1,630,681)
Change in net assets resulting from Class R5 capital transactions	(3,080,512)	(938,326)
Total change in net assets resulting from capital transactions	$(49,780,431)	$(26,843,910)

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2025

	JPMorgan Fundamental Data Science Large Value ETF (a)
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (b)
Issued	375,718	232,474
Reinvested	49,901	91,870
Redeemed	(1,265,970)	(519,092)
Change in Shares	(840,351)	(194,748)
Class A
Issued	1,634	87,439
Reinvested	57,103	97,516
Redeemed	(119,147)	(287,621)
Change in Class A Shares	(60,410)	(102,666)
Class C
Issued	360	3,232
Reinvested	2,838	5,142
Redeemed	(3,065)	(33,838)
Change in Class C Shares	133	(25,464)
Class I
Issued	326	104,582
Reinvested	101,840	192,704
Redeemed	(71,856)	(820,549)
Change in Class I Shares	30,310	(523,263)
Class R2
Issued	17	11,228
Reinvested	2,569	6,440
Redeemed	(52,202)	(16,416)
Change in Class R2 Shares	(49,616)	1,252
Class R5
Issued	74	13,791
Reinvested	3,824	9,313
Redeemed	(63,992)	(51,640)
Change in Class R5 Shares	(60,094)	(28,536)

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	9

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total Distributions
JPMorgan Fundamental Data Science Large Value ETF (h)
Six Months Ended December 31, 2025 (Unaudited)	$53.36	$0.43	$3.94	$4.37	$(0.47)	$(7.63)	$(8.10)
Year Ended June 30, 2025	51.37	0.92	5.24	6.16	(0.94)	(3.23)	(4.17)
Year Ended June 30, 2024	47.73	0.97	6.32	7.29	(0.99)	(2.66)	(3.65)
Year Ended June 30, 2023	45.87	0.99	4.00	4.99	(0.99)	(2.14)	(3.13)
Year Ended June 30, 2022	62.61	0.99	(1.90)	(0.91)	(0.94)	(14.89)	(15.83)
Year Ended June 30, 2021	44.36	0.97	19.20	20.17	(1.36)	(0.56)	(1.92)

(a)	Per Share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 11, 2025. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 11, 2025. Market price returns are calculated using the official closing price of the JPMorgan Fundamental Data Science Large Value ETF
on the listing exchange as of the time that the JPMorgan Fundamental Data Science Large Value ETF 's net asset value ("NAV") is calculated. Prior to the JPMorgan
Fundamental Data Science Large Value ETF 's listing on July 14, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
JPMorgan Fundamental Data Science Large Value ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund
(“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6
Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s
Class R6 Shares for the period July 1, 2020 up through the reorganization.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	December 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.63	$49.66	8.76%	8.85%	$89,447,489	0.34%(i)	1.68%(i)	0.66%(i)	8%
53.36	53.36	12.12	12.12	33,415,499	0.34	1.72	0.51	19
51.37	51.37	15.98	15.98	38,044,965	0.34	1.98	0.51	22
47.73	47.73	11.13	11.13	36,682,986	0.34	2.09	0.49	17
45.87	45.87	(3.70)	(3.70)	38,882,645	0.34	1.78	0.47	55
62.61	62.61	46.60	46.60	69,297,415	0.34	1.82	0.49	72
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Fundamental Data Science Large Value ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on July 11, 2025 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan U.S. Applied Data Science Value Fund (a mutual fund) (the “Acquired Fund” or “U.S. Applied Data Science Value Fund”), a series of JPMorgan Trust I, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2028. The Reorganization did not result in a material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the six months ended December 31, 2025.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

12	J.P. Morgan Exchange-Traded Funds	December 31, 2025

Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$89,369,762	$—	$—	$89,369,762

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of December 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended December 31, 2025.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2025*
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$614,713	$4,768,844	$5,383,558	$18	$(17)	$—	—	$3,547	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	—	8,690,175	8,167,395	—	—	522,780	522,780	14,384	—
Total	$614,713	$13,459,019	$13,550,953	$18	$(17)	$522,780		$17,931	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period July 1, 2025 through July 11, 2025.

E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade

14	J.P. Morgan Exchange-Traded Funds	December 31, 2025

acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts activity during the six months ended December 31, 2025:

Futures Contracts:
Average Notional Balance Long	$759,093
Average Notional Balance Short	(446,376)
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
Transfer agency fees charged to the Acquired Fund were class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Fund for the period July 1, 2025 through Closing Date for for the Fund were as follows:
	Class A	Class C	Class I	Class R2	Class R5	Class R6	Total
Transfer agency fees	$257	$33	$86	$35	$9	$43	$463
H. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
J. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Distribution Fees— Up through the Closing Date, pursuant to a distribution agreement with JPMorgan Trust I, JPMDS served as the Acquired Fund's principal underwriter and promoted and arranged for the sale of the Acquired Fund's shares.
Up through the Closing Date, the Acquired Fund's Board had adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Acquired Fund, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Acquired Fund did not charge a distribution fee. The Distribution Plan provided that the Acquired Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2
0.25%	0.75%	0.50%

For the period July 1, 2025 through the Closing Date, JPMDS waived its distribution fee for the Acquired Fund.
D. Service Fees— Up through the Closing Date, JPMorgan Trust I, on behalf of the Acquired Fund, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Fund, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%

Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Fund. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund pays for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

16	J.P. Morgan Exchange-Traded Funds	December 31, 2025

F. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended December 31, 2025, and the contractual expense limitation is in place until at least July 31, 2028.
Prior to the Closing Date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R5	Class R6
0.73%	1.23%	0.49%	1.09%	0.44%	0.34%

For the six months ended December 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers					Voluntary Waivers
Management Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
$19,072	$3,107	$3,621	$25,800	$150,669	$3,339
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 was $441.
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$7,609,880	$9,069,381
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
For the six months ended December 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$12,191,411	$32,426,967
During the six months ended December 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$65,265,314	$25,411,173	$1,306,725	$24,104,448
At June 30, 2025, the Fund did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2025, the Fund deferred to July 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
$13,854
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 110% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken

18	J.P. Morgan Exchange-Traded Funds	December 31, 2025

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
JPMorgan Trust I, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Acquired Fund did not utilize the Credit Facility during the period July 1, 2025 through the Closing Date. The Fund is not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	19

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-CONV1-ETF-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
On February 11-13, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan Fundamental Data Science Large Value ETF (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. The Trustees noted that the Fund was anticipated to commence operations by acquiring the assets of a mutual fund for which the Adviser serves as investment adviser (the “Acquired Fund”). Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders. Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also considered the benefits to the Adviser and its affiliates from the conversion of a mutual fund to an ETF, for example, through the expansion of the Adviser’s ETF offerings.
The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allows the Fund’s shareholders to share potential economies of scale, and that the proposed fees are fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in its business in support of the Fund, including the Adviser’s and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it manages one account (including the Acquired Fund) with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees charged to the Fund in comparison to those charged to such other clients were reasonable. The Trustees also considered the benefits to the Acquired Fund shareholders from the fact that the total expense ratio of the Fund, after application of the Fee Cap, would be lower than those of the Acquired Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable. In addition, because the Fund was anticipated to commence operations by acquiring the assets of the Acquired Fund, and the Fund was to be the accounting survivor to the Acquired Fund, the Trustees were provided with performance information for the Acquired Fund.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Cap proposed for the Fund, and the net advisory fee rate and net expense ratio for the Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMCB for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available; however, the Trustees considered the profitability information for the Acquired Fund that they had received in connection with the most recent annual approval of the Acquired Fund’s investment advisory agreement. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
December 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active Growth ETF	JGRO	NYSE Arca, Inc.
JPMorgan Active Small Cap Value ETF	JPSV	NYSE Arca, Inc.
JPMorgan Active Value ETF	JAVA	NYSE Arca, Inc.
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca, Inc.
JPMorgan Fundamental Data Science Large Core ETF	LCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Mid Core ETF	MCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Small Core ETF	SCDS	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Equity Premium Income ETF	JEPQ	The NASDAQ Stock Market® LLC
JPMorgan Small & Mid Cap Enhanced Equity ETF	JMEE	NYSE Arca, Inc.
JPMorgan U.S. Research Enhanced Large Cap ETF	JUSA	NYSE Arca, Inc.
JPMorgan U.S. Tech Leaders ETF	JTEK	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Aerospace & Defense — 2.0%
BWX Technologies, Inc.	125,476	21,687,272
GE Aerospace	182,258	56,140,932
Howmet Aerospace, Inc.	137,580	28,206,651
Rocket Lab Corp. *	114,763	8,005,867
RTX Corp.	275,067	50,447,288
TransDigm Group, Inc.	4,323	5,748,941
		170,236,951
Automobiles — 3.9%
Tesla, Inc. *	746,740	335,823,913
Beverages — 0.3%
Coca-Cola Co. (The)	368,275	25,746,105
Biotechnology — 4.5%
AbbVie, Inc.	151,489	34,613,722
Alnylam Pharmaceuticals, Inc. *	135,903	54,041,828
Gilead Sciences, Inc.	464,289	56,986,832
Insmed, Inc. *	662,426	115,288,621
Natera, Inc. *	342,537	78,471,801
Neurocrine Biosciences, Inc. *	226,226	32,085,634
Nuvalent, Inc., Class A *	77,394	7,785,062
uniQure NV (Netherlands) *	109,464	2,619,473
		381,892,973
Broadline Retail — 4.7%
Alibaba Group Holding Ltd., ADR (China)	263,685	38,650,947
Amazon.com, Inc. *	1,385,818	319,874,511
MercadoLibre, Inc. (Brazil) *	10,143	20,430,639
Sea Ltd., ADR (Singapore) *	183,941	23,465,354
		402,421,451
Building Products — 0.6%
Trane Technologies plc	123,220	47,957,224
Capital Markets — 3.7%
Blackstone, Inc.	155,795	24,014,241
Charles Schwab Corp. (The)	265,004	26,476,550
Goldman Sachs Group, Inc. (The)	162,243	142,611,597
Interactive Brokers Group, Inc., Class A	355,942	22,890,630
Intercontinental Exchange, Inc.	96,098	15,564,032
Robinhood Markets, Inc., Class A *	742,210	83,943,951
		315,501,001
Commercial Services & Supplies — 0.2%
Copart, Inc. *	353,162	13,826,292
Communications Equipment — 0.7%
Arista Networks, Inc. *	32,722	4,287,564
INVESTMENTS	SHARES	VALUE($)

Communications Equipment — continued
Ciena Corp. *	219,880	51,423,336
Lumentum Holdings, Inc. *	18,006	6,636,831
		62,347,731
Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	26,818	25,028,971
Quanta Services, Inc.	153,965	64,982,468
		90,011,439
Consumer Finance — 0.4%
SoFi Technologies, Inc. *	1,333,476	34,910,402
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	35,563	19,656,026
Walmart, Inc.	826,126	92,038,697
		111,694,723
Electrical Equipment — 1.1%
AMETEK, Inc.	168,573	34,609,723
GE Vernova, Inc.	96,477	63,054,473
		97,664,196
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	252,285	34,093,795
Celestica, Inc. (Canada) *	59,508	17,591,160
		51,684,955
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom)	605,031	26,960,181
Entertainment — 2.4%
Netflix, Inc. *	1,074,159	100,713,148
ROBLOX Corp., Class A *	440,267	35,674,835
Spotify Technology SA *	51,700	30,022,707
Take-Two Interactive Software, Inc. *	155,482	39,808,056
		206,218,746
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B *	31,714	15,941,042
Mastercard, Inc., Class A	371,318	211,978,020
Visa, Inc., Class A	45,294	15,885,059
		243,804,121
Ground Transportation — 0.1%
Uber Technologies, Inc. *	136,706	11,170,247
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	214,440	26,867,188
Intuitive Surgical, Inc. *	96,189	54,477,602
		81,344,790
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 0.8%
Cencora, Inc.	86,420	29,188,355
Hims & Hers Health, Inc. * (a)	373,641	12,132,123
McKesson Corp.	30,142	24,725,181
		66,045,659
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	17,499	93,712,920
DoorDash, Inc., Class A *	283,287	64,158,840
Flutter Entertainment plc (United Kingdom) *	82,511	17,743,165
Hilton Worldwide Holdings, Inc.	50,509	14,508,710
McDonald's Corp.	70,169	21,445,752
		211,569,387
Household Durables — 0.4%
DR Horton, Inc.	119,161	17,162,759
Garmin Ltd.	85,624	17,368,828
		34,531,587
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	145,720	23,509,008
Industrial Conglomerates — 1.0%
3M Co.	518,397	82,995,360
Insurance — 0.2%
Progressive Corp. (The)	68,619	15,625,919
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C	1,503,633	471,840,035
Meta Platforms, Inc., Class A	439,970	290,419,797
Reddit, Inc., Class A *	102,934	23,661,439
		785,921,271
IT Services — 3.2%
Cloudflare, Inc., Class A *	252,621	49,804,230
International Business Machines Corp.	205,104	60,753,856
Shopify, Inc., Class A (Canada) *	503,571	81,059,824
Snowflake, Inc., Class A *	232,752	51,056,479
Twilio, Inc., Class A *	198,797	28,276,885
		270,951,274
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	96,658	21,787,680
Mettler-Toledo International, Inc. *	9,523	13,276,871
Thermo Fisher Scientific, Inc.	50,677	29,364,788
		64,429,339
INVESTMENTS	SHARES	VALUE($)

Machinery — 0.7%
Deere & Co.	57,611	26,821,953
ITT, Inc.	212,758	36,915,641
		63,737,594
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	13,614	2,646,425
EOG Resources, Inc.	198,681	20,863,492
Williams Cos., Inc. (The)	478,964	28,790,526
		52,300,443
Pharmaceuticals — 2.6%
Eli Lilly & Co.	135,971	146,125,314
Johnson & Johnson	359,159	74,327,955
		220,453,269
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	167,855	26,989,405
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices, Inc. *	172,400	36,921,184
Broadcom, Inc.	1,244,626	430,765,059
Lam Research Corp.	20,601	3,526,479
NVIDIA Corp.	5,489,894	1,023,865,231
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	290,439	88,261,508
Teradyne, Inc.	149,913	29,017,160
		1,612,356,621
Software — 14.6%
AppLovin Corp., Class A *	124,498	83,889,242
Crowdstrike Holdings, Inc., Class A *	108,822	51,011,401
Figma, Inc., Class A *	78,210	2,922,708
HubSpot, Inc. *	49,053	19,684,969
Intuit, Inc.	141,165	93,510,519
Microsoft Corp.	1,542,046	745,764,287
Oracle Corp.	482,130	93,971,958
Palantir Technologies, Inc., Class A *	379,742	67,499,140
Palo Alto Networks, Inc. *	251,533	46,332,379
ServiceNow, Inc. *	236,189	36,181,793
		1,240,768,396
Specialty Retail — 2.1%
AutoZone, Inc. *	12,210	41,410,215
Carvana Co. *	144,649	61,044,771
TJX Cos., Inc. (The)	299,122	45,948,131
Ulta Beauty, Inc. *	53,813	32,557,403
		180,960,520
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	2,429,590	660,508,338
Western Digital Corp.	119,145	20,525,109
		681,033,447
Tobacco — 0.5%
Philip Morris International, Inc.	275,551	44,198,380
Total Common Stocks (Cost $7,028,377,046)		8,389,594,320
Short-Term Investments — 1.7%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $132,802,121)	132,802,121	132,802,121
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $9,865,023)	9,865,023	9,865,023
Total Short-Term Investments (Cost $142,667,144)		142,667,144
Total Investments — 100.1% (Cost $7,171,044,190)		8,532,261,464
Liabilities in Excess of Other Assets — (0.1)%		(11,442,305)
NET ASSETS — 100.0%		8,520,819,159

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $9,490,754.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.0%
Aerospace & Defense — 1.6%
Cadre Holdings, Inc.	4,655	190,110
Moog, Inc., Class A	759	184,855
		374,965
Automobile Components — 1.4%
Dorman Products, Inc. *	820	101,016
Patrick Industries, Inc.	2,118	229,655
		330,671
Banks — 17.5%
Associated Banc-Corp.	6,827	175,864
BancFirst Corp.	1,719	182,248
Camden National Corp.	4,953	214,861
City Holding Co.	1,284	153,053
Columbia Banking System, Inc.	9,276	259,264
First Commonwealth Financial Corp.	11,614	195,812
First Merchants Corp.	5,558	208,314
Heritage Commerce Corp.	7,505	90,135
Independent Bank Corp.	6,880	223,806
NBT Bancorp, Inc.	3,746	155,534
Old National Bancorp	16,761	373,938
Old Second Bancorp, Inc.	3,889	75,835
Provident Financial Services, Inc.	14,042	277,329
QCR Holdings, Inc.	3,506	292,050
Simmons First National Corp., Class A	12,435	234,400
SOUTHSTATE BANK Corp.	2,923	275,084
TriCo Bancshares	3,945	186,875
WesBanco, Inc.	7,972	264,989
WSFS Financial Corp.	3,894	215,105
		4,054,496
Beverages — 0.4%
Primo Brands Corp.	6,213	101,583
Building Products — 2.6%
AZZ, Inc.	1,929	206,750
Hayward Holdings, Inc. *	14,355	221,785
UFP Industries, Inc.	2,020	183,921
		612,456
Capital Markets — 3.2%
Donnelley Financial Solutions, Inc. *	6,552	305,913
Hamilton Lane, Inc., Class A	1,958	262,979
Virtus Investment Partners, Inc.	1,125	183,544
		752,436
Chemicals — 4.3%
Avient Corp.	6,446	201,373
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Hawkins, Inc.	433	61,512
HB Fuller Co.	5,121	304,495
Innospec, Inc.	2,285	174,894
Quaker Chemical Corp.	1,878	257,868
		1,000,142
Commercial Services & Supplies — 0.5%
UniFirst Corp.	593	114,390
Containers & Packaging — 0.6%
Myers Industries, Inc.	6,997	130,984
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	238	261,467
Diversified REITs — 1.0%
Essential Properties Realty Trust, Inc.	7,435	220,522
Electric Utilities — 1.7%
IDACORP, Inc.	1,397	176,804
Portland General Electric Co.	4,704	225,745
		402,549
Electrical Equipment — 0.6%
Thermon Group Holdings, Inc. *	3,507	130,320
Electronic Equipment, Instruments & Components — 5.5%
Ingram Micro Holding Corp.	11,162	238,197
Insight Enterprises, Inc. *	3,951	321,888
Plexus Corp. *	1,347	198,009
Ralliant Corp.	3,422	174,214
Sanmina Corp. *	321	48,172
ScanSource, Inc. *	7,666	299,434
		1,279,914
Energy Equipment & Services — 1.6%
Kodiak Gas Services, Inc.	5,243	196,088
Weatherford International plc	2,313	181,016
		377,104
Financial Services — 2.6%
PennyMac Financial Services, Inc.	1,788	235,730
Radian Group, Inc.	9,921	357,057
		592,787
Food Products — 0.8%
Dole plc	11,654	174,693
Gas Utilities — 3.0%
Chesapeake Utilities Corp.	1,943	242,409
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — continued
ONE Gas, Inc.	3,790	292,777
Southwest Gas Holdings, Inc.	1,898	151,878
		687,064
Ground Transportation — 0.7%
Marten Transport Ltd.	13,274	151,058
Health Care Equipment & Supplies — 2.8%
ICU Medical, Inc. *	1,325	189,038
Inmode Ltd. *	10,805	158,725
LivaNova plc *	5,059	311,280
		659,043
Health Care Providers & Services — 3.4%
Concentra Group Holdings Parent, Inc.	9,534	187,629
Encompass Health Corp.	2,567	272,461
Ensign Group, Inc. (The)	1,847	321,748
		781,838
Health Care REITs — 1.4%
American Healthcare REIT, Inc.	1,891	88,991
Sabra Health Care REIT, Inc.	12,779	242,034
		331,025
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	12,301	145,767
RLJ Lodging Trust	21,703	161,687
		307,454
Hotels, Restaurants & Leisure — 0.6%
Brinker International, Inc. *	941	135,052
Household Durables — 2.0%
La-Z-Boy, Inc.	3,113	116,021
M/I Homes, Inc. *	1,765	225,832
Meritage Homes Corp.	1,679	110,478
		452,331
Household Products — 0.7%
Reynolds Consumer Products, Inc.	7,232	165,757
Industrial REITs — 0.5%
Terreno Realty Corp.	2,065	121,236
Insurance — 3.0%
Safety Insurance Group, Inc.	4,086	318,340
Selective Insurance Group, Inc.	4,579	383,125
		701,465
Interactive Media & Services — 3.7%
Angi, Inc. *	18,864	243,911
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — continued
Cars.com, Inc. *	23,363	285,029
MediaAlpha, Inc., Class A *	24,804	321,212
		850,152
Leisure Products — 0.7%
YETI Holdings, Inc. *	3,671	162,148
Life Sciences Tools & Services — 0.4%
Bruker Corp.	1,910	89,980
Machinery — 4.7%
Atmus Filtration Technologies, Inc.	1,912	99,252
Enpro, Inc.	955	204,494
Hillman Solutions Corp. *	11,791	102,110
Kadant, Inc.	475	135,385
Mueller Industries, Inc.	2,210	253,708
Tennant Co.	2,309	170,173
Toro Co. (The)	1,671	131,541
		1,096,663
Media — 2.4%
John Wiley & Sons, Inc., Class A	10,054	307,954
Stagwell, Inc. *	50,030	244,647
		552,601
Multi-Utilities — 1.0%
Unitil Corp.	4,800	232,512
Office REITs — 2.2%
COPT Defense Properties	4,899	136,192
Easterly Government Properties, Inc.	7,292	154,517
Highwoods Properties, Inc.	8,058	208,058
		498,767
Oil, Gas & Consumable Fuels — 3.6%
Chord Energy Corp.	1,576	146,095
CNX Resources Corp. *	6,352	233,563
Magnolia Oil & Gas Corp., Class A	11,280	246,919
Matador Resources Co.	4,849	205,792
		832,369
Personal Care Products — 0.6%
Interparfums, Inc.	1,608	136,407
Pharmaceuticals — 0.8%
Prestige Consumer Healthcare, Inc. *	2,851	175,878
Professional Services — 0.4%
Korn Ferry	1,382	91,240
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — 1.7%
Centerspace	2,494	166,400
Independence Realty Trust, Inc.	12,920	225,841
		392,241
Retail REITs — 2.6%
Kite Realty Group Trust	14,828	355,427
Tanger, Inc.	7,763	259,051
		614,478
Semiconductors & Semiconductor Equipment — 0.8%
Synaptics, Inc. *	2,647	195,931
Specialty Retail — 2.3%
Group 1 Automotive, Inc.	682	268,231
Petco Health & Wellness Co., Inc. *	27,103	76,159
Urban Outfitters, Inc. *	2,653	199,665
		544,055
Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	3,729	227,805
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	720	184,874
McGrath RentCorp	2,265	237,667
		422,541
Water Utilities — 0.9%
American States Water Co.	2,734	198,160
Total Common Stocks (Cost $21,502,139)		22,718,730
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $439,053)	439,053	439,053
Total Investments — 99.9% (Cost $21,941,192)		23,157,783
Other Assets in Excess of Liabilities — 0.1%		21,218
NET ASSETS — 100.0%		23,179,001

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2025

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 2.9%
Boeing Co. (The) *	118,810	25,796,027
General Dynamics Corp.	126,614	42,625,869
Northrop Grumman Corp.	18,903	10,778,680
RTX Corp.	391,219	71,749,565
		150,950,141
Automobile Components — 0.2%
Gentex Corp.	383,088	8,914,458
Automobiles — 0.3%
Ford Motor Co.	1,303,345	17,099,886
Banks — 10.3%
Bank of America Corp.	2,690,216	147,961,880
Citigroup, Inc.	295,252	34,452,956
Fifth Third Bancorp	698,918	32,716,352
First Citizens BancShares, Inc., Class A	28,259	60,648,901
Huntington Bancshares, Inc.	1,215,843	21,094,876
M&T Bank Corp.	80,265	16,171,792
Regions Financial Corp.	916,064	24,825,334
US Bancorp	729,040	38,901,574
Wells Fargo & Co.	1,751,871	163,274,377
		540,048,042
Beverages — 0.3%
PepsiCo, Inc.	116,758	16,757,108
Biotechnology — 3.4%
AbbVie, Inc.	144,325	32,976,819
Biogen, Inc. *	117,541	20,686,041
Ionis Pharmaceuticals, Inc. *	67,394	5,331,539
Neurocrine Biosciences, Inc. *	49,796	7,062,567
Regeneron Pharmaceuticals, Inc.	71,020	54,818,207
Vertex Pharmaceuticals, Inc. *	124,340	56,370,783
		177,245,956
Broadline Retail — 2.2%
Amazon.com, Inc. *	490,264	113,162,736
Building Products — 0.8%
Carrier Global Corp.	796,654	42,095,197
Capital Markets — 4.9%
Ares Management Corp.	131,746	21,294,106
Bank of New York Mellon Corp. (The)	247,719	28,757,699
Blackrock, Inc.	15,243	16,315,193
Blackstone, Inc.	142,507	21,966,029
Charles Schwab Corp. (The)	480,507	48,007,454
Goldman Sachs Group, Inc. (The)	44,118	38,779,722
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Intercontinental Exchange, Inc.	88,104	14,269,324
Morgan Stanley	343,743	61,024,695
Raymond James Financial, Inc.	48,906	7,853,814
		258,268,036
Chemicals — 1.4%
Air Products and Chemicals, Inc.	152,574	37,688,830
Albemarle Corp.	200,084	28,299,881
Chemours Co. (The)	797,355	9,400,815
		75,389,526
Commercial Services & Supplies — 0.3%
Republic Services, Inc., Class A	63,927	13,548,049
Construction Materials — 1.4%
Amrize Ltd. * (a)	443,412	23,979,721
James Hardie Industries plc, ADR *	896,417	18,600,653
Vulcan Materials Co.	114,805	32,744,682
		75,325,056
Consumer Finance — 2.4%
American Express Co.	206,301	76,321,055
Capital One Financial Corp.	194,072	47,035,290
		123,356,345
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc. *	279,284	25,143,938
Performance Food Group Co. *	209,143	18,806,139
Walmart, Inc.	355,649	39,622,855
		83,572,932
Containers & Packaging — 0.6%
Ball Corp.	410,943	21,767,650
Silgan Holdings, Inc.	278,878	11,258,305
		33,025,955
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	810,006	20,120,549
Electric Utilities — 2.7%
Entergy Corp.	199,637	18,452,448
NextEra Energy, Inc.	683,634	54,882,137
PG&E Corp.	411,882	6,618,944
Southern Co. (The)	450,371	39,272,351
Xcel Energy, Inc.	275,885	20,376,866
		139,602,746
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 2.0%
Eaton Corp. plc	178,622	56,892,893
Emerson Electric Co.	338,320	44,901,831
		101,794,724
Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	106,224	14,467,709
Corning, Inc.	432,431	37,863,658
TD SYNNEX Corp.	202,872	30,477,461
		82,808,828
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	407,647	18,564,244
Entertainment — 1.3%
Live Nation Entertainment, Inc. *	43,255	6,163,838
Walt Disney Co. (The)	537,085	61,104,160
		67,267,998
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B *	237,293	119,275,327
Corpay, Inc. *	66,565	20,031,405
Fidelity National Information Services, Inc.	573,160	38,092,214
Fiserv, Inc. *	372,954	25,051,320
		202,450,266
Food Products — 0.6%
Mondelez International, Inc., Class A	572,211	30,802,118
Ground Transportation — 2.0%
CSX Corp.	655,502	23,761,947
Ryder System, Inc.	134,051	25,656,021
Saia, Inc. *	42,546	13,892,120
Union Pacific Corp.	168,802	39,047,279
		102,357,367
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co.	69,505	13,488,835
Boston Scientific Corp. *	119,948	11,437,042
GE HealthCare Technologies, Inc.	187,895	15,411,148
Medtronic plc	438,251	42,098,391
Zimmer Biomet Holdings, Inc.	43,338	3,896,953
		86,332,369
Health Care Providers & Services — 5.5%
Cardinal Health, Inc.	203,080	41,732,940
Cigna Group (The)	89,028	24,503,177
CVS Health Corp.	350,026	27,778,063
Elevance Health, Inc.	89,492	31,371,421
Henry Schein, Inc. *	143,318	10,831,974
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Humana, Inc.	256,010	65,571,841
Labcorp Holdings, Inc.	105,258	26,407,127
Quest Diagnostics, Inc.	79,453	13,787,479
UnitedHealth Group, Inc.	128,548	42,434,980
		284,419,002
Health Care REITs — 0.4%
Ventas, Inc. (a)	290,387	22,470,146
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	891,481	15,805,958
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	2,264	12,124,467
Darden Restaurants, Inc.	190,491	35,054,154
McDonald's Corp.	108,057	33,025,461
		80,204,082
Household Durables — 0.5%
Lennar Corp., Class A	274,792	28,248,618
Household Products — 0.4%
Procter & Gamble Co. (The)	162,659	23,310,661
Industrial Conglomerates — 1.0%
3M Co.	319,449	51,143,785
Industrial REITs — 0.2%
Prologis, Inc.	76,570	9,774,926
Insurance — 2.4%
Arthur J Gallagher & Co.	72,735	18,823,091
Chubb Ltd.	60,054	18,744,054
Marsh & McLennan Cos., Inc.	144,579	26,822,296
Progressive Corp. (The)	179,496	40,874,829
Travelers Cos., Inc. (The)	60,421	17,525,715
		122,789,985
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C	542,714	170,303,653
Meta Platforms, Inc., Class A	54,823	36,188,114
Pinterest, Inc., Class A *	557,133	14,424,174
		220,915,941
IT Services — 1.1%
Accenture plc, Class A	94,138	25,257,226
GoDaddy, Inc., Class A *	79,577	9,873,914
International Business Machines Corp.	58,870	17,437,883
Okta, Inc. *	59,820	5,172,635
		57,741,658
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — 0.1%
Mattel, Inc. *	382,520	7,589,197
Life Sciences Tools & Services — 1.3%
ICON plc *	176,299	32,125,204
Thermo Fisher Scientific, Inc.	65,526	37,969,040
		70,094,244
Machinery — 3.3%
AGCO Corp.	53,106	5,540,018
Cummins, Inc.	21,905	11,181,407
Deere & Co.	62,512	29,103,712
Dover Corp.	186,905	36,491,332
Flowserve Corp.	482,269	33,459,823
Gates Industrial Corp. plc *	1,907,480	40,953,596
Parker-Hannifin Corp.	19,306	16,969,202
		173,699,090
Media — 0.6%
Comcast Corp., Class A	719,070	21,493,002
Omnicom Group, Inc.	119,888	9,680,956
		31,173,958
Metals & Mining — 1.5%
Alcoa Corp.	636,493	33,823,238
Cleveland-Cliffs, Inc. *	755,518	10,033,279
Freeport-McMoRan, Inc.	271,726	13,800,964
Teck Resources Ltd., Class B (Canada)	461,953	22,122,929
		79,780,410
Multi-Utilities — 1.3%
CMS Energy Corp.	331,273	23,165,921
Dominion Energy, Inc.	555,542	32,549,206
Public Service Enterprise Group, Inc.	179,450	14,409,835
		70,124,962
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	307,782	46,909,055
ConocoPhillips	493,803	46,224,899
EOG Resources, Inc.	596,547	62,643,400
EQT Corp.	686,257	36,783,375
Range Resources Corp.	552,496	19,481,009
		212,041,738
Passenger Airlines — 0.7%
Alaska Air Group, Inc. *	176,236	8,864,671
Southwest Airlines Co.	615,894	25,454,899
		34,319,570
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	889,300	47,968,842
Eli Lilly & Co.	14,574	15,662,386
Johnson & Johnson	415,401	85,967,237
Merck & Co., Inc.	257,075	27,059,715
		176,658,180
Professional Services — 0.0% ^
Booz Allen Hamilton Holding Corp.	30,360	2,561,170
Real Estate Management & Development — 0.2%
Zillow Group, Inc., Class C *	143,050	9,758,871
Residential REITs — 0.7%
AvalonBay Communities, Inc.	190,044	34,456,878
Invitation Homes, Inc.	97,280	2,703,411
		37,160,289
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc. *	45,165	9,672,536
Analog Devices, Inc.	185,996	50,442,115
Micron Technology, Inc.	263,168	75,110,779
NXP Semiconductors NV (Netherlands)	228,814	49,666,367
ON Semiconductor Corp. *	340,185	18,421,018
Texas Instruments, Inc.	190,771	33,096,861
Universal Display Corp.	49,292	5,756,320
		242,165,996
Software — 1.2%
Microsoft Corp.	89,815	43,436,330
Roper Technologies, Inc.	39,695	17,669,436
		61,105,766
Specialized REITs — 0.8%
American Tower Corp.	69,470	12,196,848
Equinix, Inc.	40,983	31,399,535
		43,596,383
Specialty Retail — 3.1%
AutoZone, Inc. *	5,784	19,616,436
Home Depot, Inc. (The)	91,684	31,548,465
Lowe's Cos., Inc.	254,558	61,389,207
O'Reilly Automotive, Inc. *	157,544	14,369,588
TJX Cos., Inc. (The)	225,436	34,629,224
		161,552,920
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	1,289,438	30,972,301
Western Digital Corp.	475,894	81,982,259
		112,954,560
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.6%
Kontoor Brands, Inc.	367,524	22,452,041
NIKE, Inc., Class B	123,373	7,860,094
		30,312,135
Tobacco — 1.6%
Philip Morris International, Inc.	523,085	83,902,834
Trading Companies & Distributors — 0.7%
AerCap Holdings NV (Ireland)	222,007	31,915,726
United Rentals, Inc.	2,877	2,328,414
		34,244,140
Total Common Stocks (Cost $4,702,832,085)		5,172,481,807
Short-Term Investments — 1.3%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $42,829,575)	42,829,575	42,829,575
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $23,173,867)	23,173,867	23,173,867
Total Short-Term Investments (Cost $66,003,442)		66,003,442
Total Investments — 100.4% (Cost $4,768,835,527)		5,238,485,249
Liabilities in Excess of Other Assets — (0.4)%		(19,265,823)
NET ASSETS — 100.0%		5,219,219,426

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $22,279,236.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	December 31, 2025

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 84.5%
Aerospace & Defense — 3.3%
Howmet Aerospace, Inc.	3,007,189	616,533,889
RTX Corp.	3,230,258	592,429,317
TransDigm Group, Inc.	129,947	172,810,018
		1,381,773,224
Air Freight & Logistics — 0.3%
FedEx Corp.	485,398	140,212,066
Banks — 0.7%
Bank of America Corp.	3,482,072	191,513,960
US Bancorp	2,280,206	121,671,792
		313,185,752
Beverages — 2.3%
Coca-Cola Co. (The)	3,088,374	215,908,226
Keurig Dr Pepper, Inc.	6,981,994	195,565,652
PepsiCo, Inc.	3,697,443	530,657,020
		942,130,898
Biotechnology — 3.2%
AbbVie, Inc.	2,964,990	677,470,565
Regeneron Pharmaceuticals, Inc.	513,875	396,644,696
Vertex Pharmaceuticals, Inc. *	542,994	246,171,760
		1,320,287,021
Broadline Retail — 1.5%
Amazon.com, Inc. *	2,790,918	644,199,693
Building Products — 2.1%
Carrier Global Corp.	6,003,863	317,244,121
Trane Technologies plc	1,394,497	542,738,232
		859,982,353
Capital Markets — 1.8%
Ameriprise Financial, Inc.	593,157	290,848,603
Charles Schwab Corp. (The)	553,429	55,293,091
CME Group, Inc.	939,501	256,558,933
Intercontinental Exchange, Inc.	371,307	60,136,882
Raymond James Financial, Inc.	497,433	79,882,766
		742,720,275
Chemicals — 1.4%
Ecolab, Inc.	1,391,909	365,403,951
Linde plc	468,431	199,734,294
		565,138,245
Construction Materials — 0.5%
Vulcan Materials Co.	674,865	192,484,995
INVESTMENTS	SHARES	VALUE($)

Consumer Finance — 1.1%
American Express Co.	1,207,595	446,749,770
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	148,479	128,039,381
Walmart, Inc.	4,773,617	531,828,670
		659,868,051
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc. (a)	2,596,061	105,737,565
Electric Utilities — 3.4%
Entergy Corp. (a)	2,667,363	246,544,362
NextEra Energy, Inc.	7,313,562	587,132,757
Southern Co. (The)	6,271,057	546,836,171
Xcel Energy, Inc.	560,665	41,410,717
		1,421,924,007
Electrical Equipment — 2.4%
Eaton Corp. plc	1,558,936	496,536,706
Emerson Electric Co.	3,686,449	489,265,511
		985,802,217
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	2,768,187	374,092,791
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	1,545,864	70,398,647
Entertainment — 2.3%
Netflix, Inc. *	3,798,555	356,152,517
Walt Disney Co. (The)	5,221,717	594,074,743
		950,227,260
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	557,108	280,030,336
Corpay, Inc. *	816,349	245,663,905
Mastercard, Inc., Class A	1,120,880	639,887,974
Visa, Inc., Class A	1,776,249	622,948,287
		1,788,530,502
Food Products — 1.2%
Mondelez International, Inc., Class A	9,232,388	496,979,446
Ground Transportation — 0.4%
Union Pacific Corp.	792,717	183,371,296
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. *	1,729,974	164,953,021
Edwards Lifesciences Corp. *	934,561	79,671,325
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Medtronic plc (a)	5,741,889	551,565,858
Stryker Corp.	1,511,962	531,409,284
		1,327,599,488
Health Care Providers & Services — 0.6%
Humana, Inc.	491,726	125,945,780
UnitedHealth Group, Inc.	416,646	137,539,011
		263,484,791
Health Care REITs — 1.1%
Ventas, Inc.	2,561,491	198,208,173
Welltower, Inc.	1,460,862	271,150,596
		469,358,769
Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc., Class A *	9,709,905	359,266,485
Hilton Worldwide Holdings, Inc.	818,536	235,124,466
McDonald's Corp.	1,718,653	525,271,916
Yum! Brands, Inc.	3,748,634	567,093,352
		1,686,756,219
Household Products — 0.5%
Church & Dwight Co., Inc.	2,174,968	182,371,067
Procter & Gamble Co. (The)	166,392	23,845,637
		206,216,704
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	415,362	67,010,351
Industrial Conglomerates — 1.3%
3M Co.	3,443,972	551,379,917
Insurance — 3.8%
Aon plc, Class A	347,501	122,626,153
Arthur J Gallagher & Co.	1,522,511	394,010,622
Chubb Ltd.	962,205	300,323,425
Progressive Corp. (The)	1,630,856	371,378,528
Travelers Cos., Inc. (The)	1,312,801	380,791,058
		1,569,129,786
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A	2,216,798	693,857,774
Meta Platforms, Inc., Class A	862,018	569,009,462
		1,262,867,236
INVESTMENTS	SHARES	VALUE($)

IT Services — 1.5%
Accenture plc, Class A	924,533	248,052,204
Cognizant Technology Solutions Corp., Class A	4,428,240	367,543,920
		615,596,124
Life Sciences Tools & Services — 0.9%
Danaher Corp.	1,613,694	369,406,830
Machinery — 1.1%
Deere & Co.	498,870	232,258,906
Ingersoll Rand, Inc.	1,014,028	80,331,298
Otis Worldwide Corp.	1,652,716	144,364,743
		456,954,947
Media — 0.4%
Comcast Corp., Class A	5,744,503	171,703,195
Multi-Utilities — 1.0%
CMS Energy Corp.	1,696,948	118,667,574
Public Service Enterprise Group, Inc.	1,346,522	108,125,717
Sempra	2,027,284	178,988,904
		405,782,195
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	4,618,619	485,001,181
Exxon Mobil Corp.	1,702,614	204,892,569
		689,893,750
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	8,416,948	454,010,175
Eli Lilly & Co.	374,054	401,988,353
Johnson & Johnson	3,315,057	686,051,046
Merck & Co., Inc.	3,308,412	348,243,447
		1,890,293,021
Professional Services — 0.6%
Automatic Data Processing, Inc.	516,809	132,938,779
Leidos Holdings, Inc.	669,733	120,819,833
		253,758,612
Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	2,359,910	640,007,592
ASML Holding NV (Registered), NYRS (Netherlands)	96,451	103,189,067
Broadcom, Inc.	1,231,241	426,132,510
Lam Research Corp.	167,332	28,643,892
NVIDIA Corp.	3,344,153	623,684,534
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	814,448	176,784,083
Texas Instruments, Inc.	1,435,563	249,055,825
		2,247,497,503
Software — 5.8%
Cadence Design Systems, Inc. *	1,362,727	425,961,205
Intuit, Inc.	799,931	529,890,293
Microsoft Corp.	1,284,437	621,179,422
Oracle Corp.	1,665,968	324,713,823
ServiceNow, Inc. *	3,275,063	501,706,901
		2,403,451,644
Specialized REITs — 1.6%
American Tower Corp.	915,086	160,661,649
Equinix, Inc.	405,325	310,543,802
SBA Communications Corp.	1,078,263	208,568,412
		679,773,863
Specialty Retail — 3.9%
AutoZone, Inc. *	19,438	65,923,977
Best Buy Co., Inc. (a)	1,619,955	108,423,588
Burlington Stores, Inc. *	957,481	276,568,387
Lowe's Cos., Inc.	2,359,268	568,961,071
Ross Stores, Inc.	3,455,188	622,417,566
		1,642,294,589
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	2,266,779	616,246,539
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	5,289,181	336,973,722
Tobacco — 0.9%
Altria Group, Inc.	1,411,425	81,382,765
Philip Morris International, Inc.	1,766,339	283,320,776
		364,703,541
Total Common Stocks (Cost $28,731,955,964)		35,133,929,410
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.8%
BNP Paribas, ELN, 45.20%, 1/20/2026, (linked to S&P 500 Index) (b)	53,437	373,191,637
BNP Paribas, ELN, 45.49%, 1/21/2026, (linked to S&P 500 Index) (b)	54,920	383,880,155
BNP Paribas, ELN, 49.68%, 1/9/2026, (linked to S&P 500 Index) (b)	53,299	369,004,088
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BofA Finance LLC, ELN, 44.93%, 2/9/2026, (linked to S&P 500 Index) (b)	57,277	397,262,000
BofA Finance LLC, ELN, 48.60%, 1/13/2026, (linked to S&P 500 Index) (b)	53,084	369,185,478
BofA Finance LLC, ELN, 50.35%, 1/16/2026, (linked to S&P 500 Index) (b)	53,796	373,620,493
Citigroup Global Markets Holdings Inc., ELN, 41.82%, 1/30/2026, (linked to S&P 500 Index) (b)	56,117	388,846,423
Citigroup Global Markets Holdings, Inc., ELN, 47.95%, 1/12/2026, (linked to S&P 500 Index) (b)	53,141	369,122,396
Royal Bank of Canada, ELN, 43.43%, 2/6/2026, (linked to S&P 500 Index) (b)	57,199	397,853,143
Royal Bank of Canada, ELN, 43.85%, 2/2/2026, (linked to S&P 500 Index) (b)	55,862	390,085,367
Royal Bank of Canada, ELN, 46.85%, 1/27/2026, (linked to S&P 500 Index) (b)	56,681	385,146,443
Royal Bank of Canada, ELN, 48.38%, 1/26/2026, (linked to S&P 500 Index) (b)	57,131	379,525,174
Societe Generale SA, ELN, 42.84%, 2/3/2026, (linked to S&P 500 Index) (b)	55,684	390,150,723
Societe Generale SA, ELN, 44.73%, 2/10/2026, (linked to S&P 500 Index) (b)	57,702	394,999,041
UBS AG, ELN, 45.80%, 1/23/2026, (linked to S&P 500 Index) (b)	56,468	386,310,516
Total Equity-Linked Notes (Cost $5,701,996,292)		5,748,183,077
	SHARES
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (c) (d) (Cost $770,979,057)	770,979,057	770,979,057
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $14,827,675)	14,827,675	14,827,675
Total Short-Term Investments (Cost $785,806,732)		785,806,732
Total Investments — 100.2% (Cost $35,219,758,988)		41,667,919,219
Liabilities in Excess of Other Assets — (0.2)%		(85,881,115)
NET ASSETS — 100.0%		41,582,038,104

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $14,402,987.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	December 31, 2025

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	715	146,589
Northrop Grumman Corp.	210	119,744
RTX Corp.	809	148,371
Textron, Inc.	476	41,493
		456,197
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	482	47,810
Automobile Components — 0.1%
Aptiv plc * (a)	262	19,936
Automobiles — 1.8%
Tesla, Inc. *	586	263,536
Banks — 4.4%
Bank of America Corp.	3,673	202,015
First Citizens BancShares, Inc., Class A	24	51,508
Wells Fargo & Co.	4,146	386,407
		639,930
Beverages — 0.8%
Coca-Cola Co. (The)	656	45,861
PepsiCo, Inc.	540	77,501
		123,362
Biotechnology — 2.5%
AbbVie, Inc.	926	211,582
Regeneron Pharmaceuticals, Inc.	135	104,202
Vertex Pharmaceuticals, Inc. *	123	55,763
		371,547
Broadline Retail — 4.4%
Amazon.com, Inc. *	2,773	640,064
Building Products — 0.7%
Trane Technologies plc	275	107,030
Capital Markets — 3.8%
Ameriprise Financial, Inc.	223	109,346
Blackstone, Inc.	433	66,743
Charles Schwab Corp. (The)	1,172	117,094
CME Group, Inc.	339	92,574
Morgan Stanley	632	112,199
State Street Corp.	438	56,506
		554,462
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	1,805	58,319
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
DuPont de Nemours, Inc.	579	23,276
Linde plc	38	16,203
		97,798
Communications Equipment — 0.3%
Arista Networks, Inc. *	216	28,302
Motorola Solutions, Inc.	56	21,466
		49,768
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	61	37,982
Consumer Finance — 1.3%
American Express Co.	506	187,195
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	529	47,626
Costco Wholesale Corp.	48	41,392
Performance Food Group Co. *	716	64,383
Walmart, Inc.	606	67,514
		220,915
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	3,062	76,060
Electric Utilities — 1.9%
Entergy Corp.	815	75,331
NextEra Energy, Inc.	1,224	98,263
Southern Co. (The)	1,262	110,046
		283,640
Electrical Equipment — 0.5%
Eaton Corp. plc	252	80,264
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	719	97,166
Entertainment — 1.3%
Netflix, Inc. *	510	47,818
Spotify Technology SA *	55	31,939
Walt Disney Co. (The)	973	110,698
		190,455
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B *	233	117,118
Corpay, Inc. *	110	33,102
Fidelity National Information Services, Inc.	653	43,398
Mastercard, Inc., Class A	487	278,019
		471,637
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — 0.7%
Mondelez International, Inc., Class A	1,802	97,002
Ground Transportation — 1.0%
CSX Corp.	4,040	146,450
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. *	660	56,265
Medtronic plc	1,055	101,343
Stryker Corp.	349	122,663
		280,271
Health Care Providers & Services — 1.3%
Cigna Group (The)	219	60,275
UnitedHealth Group, Inc.	392	129,403
		189,678
Health Care REITs — 0.3%
Ventas, Inc. (a)	670	51,845
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc., Class A *	1,194	44,178
Hilton Worldwide Holdings, Inc.	297	85,313
McDonald's Corp.	383	117,057
		246,548
Household Products — 0.3%
Procter & Gamble Co. (The)	264	37,834
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	82	13,229
Industrial Conglomerates — 0.7%
3M Co.	661	105,826
Industrial REITs — 0.6%
Prologis, Inc.	679	86,681
Insurance — 1.5%
Arthur J Gallagher & Co.	166	42,959
MetLife, Inc.	767	60,547
Progressive Corp. (The)	509	115,910
		219,416
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	2,256	706,128
Meta Platforms, Inc., Class A	705	465,363
		1,171,491
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	807	66,981
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	225	130,376
INVESTMENTS	SHARES	VALUE($)

Machinery — 1.1%
Deere & Co.	172	80,078
Dover Corp.	453	88,444
		168,522
Media — 0.6%
Comcast Corp., Class A	2,933	87,667
Multi-Utilities — 0.5%
CMS Energy Corp.	1,098	76,783
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	1,152	107,839
EOG Resources, Inc.	980	102,910
Exxon Mobil Corp.	1,903	229,007
		439,756
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,534	136,684
Elanco Animal Health, Inc. *	2,109	47,727
Eli Lilly & Co.	195	209,562
Johnson & Johnson	226	46,771
		440,744
Professional Services — 0.3%
Leidos Holdings, Inc.	284	51,234
Semiconductors & Semiconductor Equipment — 14.9%
Advanced Micro Devices, Inc. *	187	40,048
Analog Devices, Inc.	263	71,326
ASML Holding NV (Registered), NYRS (Netherlands)	46	49,213
Broadcom, Inc.	1,099	380,364
Lam Research Corp.	647	110,753
Micron Technology, Inc.	722	206,066
NVIDIA Corp.	6,584	1,227,916
NXP Semiconductors NV (Netherlands)	402	87,258
Qnity Electronics, Inc.	289	23,597
		2,196,541
Software — 10.6%
AppLovin Corp., Class A *	38	25,605
Autodesk, Inc. *	109	32,265
Cadence Design Systems, Inc. *	113	35,321
Intuit, Inc.	166	109,962
Microsoft Corp.	2,191	1,059,611
Oracle Corp.	268	52,236
Palantir Technologies, Inc., Class A *	265	47,104
Roper Technologies, Inc.	59	26,263
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Salesforce, Inc.	354	93,778
ServiceNow, Inc. *	485	74,297
		1,556,442
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	487	75,344
Specialty Retail — 2.1%
AutoZone, Inc. *	22	74,613
Lowe's Cos., Inc.	626	150,966
TJX Cos., Inc. (The)	568	87,251
		312,830
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	3,694	1,004,251
Hewlett Packard Enterprise Co.	2,923	70,210
Seagate Technology Holdings plc	400	110,156
		1,184,617
Tobacco — 1.2%
Philip Morris International, Inc.	1,079	173,072
Total Common Stocks (Cost $12,106,763)		14,623,934
Short-Term Investments — 1.0%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $71,337)	71,337	71,337
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $72,184)	72,184	72,184
Total Short-Term Investments (Cost $143,521)		143,521
Total Investments — 100.5% (Cost $12,250,284)		14,767,455
Liabilities in Excess of Other Assets — (0.5)%		(67,616)
NET ASSETS — 100.0%		14,699,839

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $69,546.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.6%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc. *	41	23,285
HEICO Corp., Class A	232	58,564
Howmet Aerospace, Inc.	481	98,614
L3Harris Technologies, Inc.	70	20,550
Textron, Inc.	395	34,432
		235,445
Automobile Components — 0.3%
Aptiv plc * (a)	295	22,446
Banks — 3.3%
Fifth Third Bancorp	305	14,277
First Citizens BancShares, Inc., Class A	18	38,631
First Horizon Corp.	2,317	55,353
M&T Bank Corp.	348	70,115
Regions Financial Corp.	1,893	51,300
		229,676
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc. *	132	52,490
Insmed, Inc. *	98	17,056
Natera, Inc. *	287	65,749
Viking Therapeutics, Inc. *	170	5,980
		141,275
Building Products — 1.4%
AAON, Inc.	228	17,385
Carlisle Cos., Inc.	89	28,468
Fortune Brands Innovations, Inc.	622	31,112
Masco Corp.	317	20,117
		97,082
Capital Markets — 5.5%
Ares Management Corp.	281	45,418
Coinbase Global, Inc., Class A *	54	12,212
LPL Financial Holdings, Inc.	74	26,431
MSCI, Inc.	82	47,046
Northern Trust Corp.	415	56,685
Raymond James Financial, Inc.	443	71,141
Robinhood Markets, Inc., Class A *	301	34,043
State Street Corp.	592	76,374
Tradeweb Markets, Inc., Class A	138	14,840
		384,190
Chemicals — 1.3%
Axalta Coating Systems Ltd. *	1,167	37,706
Chemours Co. (The)	1,553	18,310
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Element Solutions, Inc.	1,048	26,190
LyondellBasell Industries NV, Class A	238	10,305
		92,511
Commercial Services & Supplies — 0.5%
Veralto Corp.	388	38,715
Communications Equipment — 0.4%
Ciena Corp. *	124	29,000
Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	36	33,599
Quanta Services, Inc.	153	64,575
		98,174
Construction Materials — 1.3%
Eagle Materials, Inc.	150	31,002
Martin Marietta Materials, Inc.	101	62,889
		93,891
Consumer Finance — 1.0%
Ally Financial, Inc.	469	21,241
Capital One Financial Corp.	203	49,199
		70,440
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc. *	521	46,906
Maplebear, Inc. *	446	20,061
Performance Food Group Co. *	655	58,898
US Foods Holding Corp. *	517	38,940
		164,805
Containers & Packaging — 1.5%
AptarGroup, Inc.	238	29,027
Ball Corp.	598	31,676
Packaging Corp. of America	215	44,339
		105,042
Distributors — 0.7%
Genuine Parts Co.	113	13,894
LKQ Corp.	862	26,032
Pool Corp.	42	9,608
		49,534
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	127	12,878
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 2.0%
Entergy Corp.	656	60,634
Xcel Energy, Inc.	1,057	78,070
		138,704
Electrical Equipment — 2.3%
Acuity, Inc.	108	38,884
AMETEK, Inc.	295	60,567
Hubbell, Inc.	88	39,082
Vertiv Holdings Co., Class A	138	22,357
		160,890
Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	192	16,812
TD SYNNEX Corp.	329	49,426
Teledyne Technologies, Inc. *	76	38,815
Zebra Technologies Corp., Class A *	125	30,352
		135,405
Energy Equipment & Services — 1.2%
Baker Hughes Co., Class A	787	35,840
TechnipFMC plc (United Kingdom)	1,032	45,986
		81,826
Entertainment — 1.8%
ROBLOX Corp., Class A *	214	17,340
Take-Two Interactive Software, Inc. *	184	47,110
Warner Bros Discovery, Inc. *	2,086	60,118
		124,568
Financial Services — 2.0%
Affirm Holdings, Inc. *	175	13,025
Block, Inc. *	173	11,261
Corpay, Inc. *	80	24,074
Fidelity National Information Services, Inc.	938	62,340
MGIC Investment Corp.	1,061	31,002
		141,702
Food Products — 1.7%
General Mills, Inc.	673	31,294
Hershey Co. (The)	205	37,306
Post Holdings, Inc. *	286	28,328
Tyson Foods, Inc., Class A	403	23,624
		120,552
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	295	57,330
Saia, Inc. *	104	33,958
		91,288
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. *	177	11,748
Envista Holdings Corp. *	814	17,672
GE HealthCare Technologies, Inc.	467	38,303
QuidelOrtho Corp. *	457	13,052
Zimmer Biomet Holdings, Inc.	275	24,728
		105,503
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	391	80,351
Encompass Health Corp.	415	44,048
Humana, Inc.	159	40,725
Quest Diagnostics, Inc.	316	54,835
		219,959
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	1,441	23,171
Ventas, Inc.	687	53,160
		76,331
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	125	27,904
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,215	39,272
Hotels, Restaurants & Leisure — 4.6%
Darden Restaurants, Inc.	286	52,630
Expedia Group, Inc.	223	63,178
Flutter Entertainment plc (United Kingdom) *	155	33,331
Hilton Worldwide Holdings, Inc.	270	77,558
Royal Caribbean Cruises Ltd.	152	42,396
Yum! Brands, Inc.	341	51,586
		320,679
Household Durables — 1.2%
Garmin Ltd.	226	45,844
Toll Brothers, Inc.	280	37,862
		83,706
Household Products — 0.2%
Church & Dwight Co., Inc.	207	17,357
Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	295	47,592
Industrial REITs — 0.7%
Americold Realty Trust, Inc. (a)	716	9,208
EastGroup Properties, Inc.	218	38,834
		48,042
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 4.0%
Arch Capital Group Ltd. *	727	69,734
Arthur J Gallagher & Co.	100	25,879
Hartford Insurance Group, Inc. (The)	489	67,384
Loews Corp.	648	68,241
Prudential Financial, Inc.	192	21,673
RLI Corp.	390	24,952
		277,863
Interactive Media & Services — 0.3%
IAC, Inc. *	200	7,820
Pinterest, Inc., Class A *	647	16,751
		24,571
IT Services — 2.4%
Cloudflare, Inc., Class A *	92	18,138
Cognizant Technology Solutions Corp., Class A	631	52,373
Gartner, Inc. *	84	21,192
GoDaddy, Inc., Class A *	181	22,458
MongoDB, Inc., Class A *	77	32,316
Twilio, Inc., Class A *	182	25,888
		172,365
Life Sciences Tools & Services — 1.9%
IQVIA Holdings, Inc. *	232	52,295
Mettler-Toledo International, Inc. *	34	47,403
West Pharmaceutical Services, Inc.	117	32,191
		131,889
Machinery — 3.5%
AGCO Corp.	225	23,472
Dover Corp.	376	73,410
IDEX Corp.	210	37,367
ITT, Inc.	131	22,730
Lincoln Electric Holdings, Inc.	89	21,328
Westinghouse Air Brake Technologies Corp.	318	67,877
		246,184
Media — 0.5%
Charter Communications, Inc., Class A * (a)	89	18,579
Trade Desk, Inc. (The), Class A *	388	14,728
		33,307
Metals & Mining — 0.6%
Alcoa Corp.	814	43,256
Multi-Utilities — 3.4%
Ameren Corp.	572	57,120
CMS Energy Corp.	1,007	70,419
INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — continued
NiSource, Inc.	978	40,841
Public Service Enterprise Group, Inc.	246	19,754
WEC Energy Group, Inc. (a)	458	48,301
		236,435
Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy, Inc.	241	46,848
Coterra Energy, Inc.	1,617	42,559
Diamondback Energy, Inc.	312	46,903
DT Midstream, Inc.	299	35,784
EQT Corp.	553	29,641
Marathon Petroleum Corp.	326	53,017
Williams Cos., Inc. (The)	623	37,449
		292,201
Passenger Airlines — 0.9%
Delta Air Lines, Inc.	877	60,864
Personal Care Products — 0.2%
Kenvue, Inc.	840	14,490
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	321	54,570
Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	169	14,257
Leidos Holdings, Inc.	199	35,900
Paylocity Holding Corp. *	119	18,147
SS&C Technologies Holdings, Inc.	748	65,390
		133,694
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	408	65,602
Residential REITs — 1.1%
AvalonBay Communities, Inc.	245	44,421
Mid-America Apartment Communities, Inc.	221	30,699
		75,120
Retail REITs — 0.7%
Regency Centers Corp.	726	50,116
Semiconductors & Semiconductor Equipment — 2.4%
Entegris, Inc.	350	29,488
MACOM Technology Solutions Holdings, Inc. *	61	10,448
Microchip Technology, Inc.	504	32,115
ON Semiconductor Corp. *	635	34,385
Teradyne, Inc.	332	64,262
		170,698
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 2.4%
Confluent, Inc., Class A *	430	13,003
Datadog, Inc., Class A *	194	26,382
Fair Isaac Corp. *	7	11,834
HubSpot, Inc. *	80	32,104
Manhattan Associates, Inc. *	137	23,744
nCino, Inc. *	290	7,436
Nutanix, Inc., Class A *	454	23,467
Tyler Technologies, Inc. *	64	29,053
		167,023
Specialized REITs — 1.9%
CubeSmart	1,054	37,997
Digital Realty Trust, Inc.	118	18,256
SBA Communications Corp.	226	43,715
Weyerhaeuser Co.	1,297	30,726
		130,694
Specialty Retail — 3.4%
Bath & Body Works, Inc.	1,030	20,683
Best Buy Co., Inc.	523	35,004
Burlington Stores, Inc. *	158	45,638
Carvana Co. * (a)	100	42,202
Ross Stores, Inc.	392	70,615
Tractor Supply Co.	432	21,604
		235,746
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	2,095	50,322
Super Micro Computer, Inc. *	101	2,956
Western Digital Corp.	426	73,387
		126,665
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	147	51,981
Trading Companies & Distributors — 1.0%
Core & Main, Inc., Class A *	632	32,845
WW Grainger, Inc.	40	40,362
		73,207
Total Common Stocks (Cost $6,240,080)		6,714,925
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.0%
Investment Companies — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $280,381)	280,381	280,381
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $140,936)	140,936	140,936
Total Short-Term Investments (Cost $421,317)		421,317
Total Investments — 101.6% (Cost $6,661,397)		7,136,242
Liabilities in Excess of Other Assets — (1.6)%		(111,190)
NET ASSETS — 100.0%		7,025,052

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $136,399.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 Micro E-Mini Index	8	03/20/2026	USD	265,968	(4,248)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	December 31, 2025

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.6%
Aerospace & Defense — 1.6%
AeroVironment, Inc. * (a)	125	30,236
Kratos Defense & Security Solutions, Inc. *	80	6,073
Moog, Inc., Class A	207	50,415
V2X, Inc. *	538	29,348
		116,072
Automobile Components — 1.4%
LCI Industries	454	55,088
Visteon Corp.	454	43,176
		98,264
Banks — 10.3%
Amalgamated Financial Corp.	526	16,848
BancFirst Corp.	301	31,912
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	667	33,230
BankUnited, Inc.	1,462	65,161
Business First Bancshares, Inc.	423	11,057
Byline Bancorp, Inc.	393	11,456
Camden National Corp.	774	33,576
City Holding Co.	381	45,415
Enterprise Financial Services Corp.	474	25,596
First Financial Bancorp	2,039	51,016
First Interstate BancSystem, Inc., Class A (a)	1,778	61,519
First Merchants Corp.	1,293	48,462
Heritage Commerce Corp.	2,726	32,739
Independent Bank Corp.	440	14,313
OceanFirst Financial Corp.	1,213	21,774
Old Second Bancorp, Inc.	964	18,798
Pathward Financial, Inc.	258	18,318
Provident Financial Services, Inc.	1,632	32,232
QCR Holdings, Inc.	394	32,820
Simmons First National Corp., Class A	1,482	27,936
TriCo Bancshares	1,133	53,670
WSFS Financial Corp.	1,025	56,621
		744,469
Biotechnology — 8.7%
Alkermes plc *	1,072	29,994
Amicus Therapeutics, Inc. *	2,995	42,649
Apogee Therapeutics, Inc. *	433	32,683
Arcellx, Inc. *	265	17,278
Arrowhead Pharmaceuticals, Inc. *	266	17,660
Aurinia Pharmaceuticals, Inc. (Canada) *	548	8,741
CRISPR Therapeutics AG (Switzerland) * (a)	136	7,132
Cytokinetics, Inc. *	315	20,015
Disc Medicine, Inc. *	302	23,982
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Dyne Therapeutics, Inc. *	1,117	21,848
Halozyme Therapeutics, Inc. *	447	30,083
Insmed, Inc. *	192	33,416
Mirum Pharmaceuticals, Inc. *	418	33,018
Nuvalent, Inc., Class A *	290	29,171
Protagonist Therapeutics, Inc. * (a)	416	36,333
REGENXBIO, Inc. *	2,336	33,638
Revolution Medicines, Inc. *	319	25,408
Rhythm Pharmaceuticals, Inc. *	424	45,385
Sionna Therapeutics, Inc. *	584	24,026
TG Therapeutics, Inc. *	218	6,499
Twist Bioscience Corp. * (a)	888	28,167
Vaxcyte, Inc. *	677	31,237
Viking Therapeutics, Inc. *	247	8,689
Xenon Pharmaceuticals, Inc. (Canada) *	901	40,383
		627,435
Broadline Retail — 0.2%
Savers Value Village, Inc. *	1,425	13,310
Building Products — 2.0%
AZZ, Inc.	553	59,271
Griffon Corp.	342	25,188
Janus International Group, Inc. *	1,791	11,713
Modine Manufacturing Co. *	340	45,393
		141,565
Capital Markets — 2.3%
Acadian Asset Management, Inc.	282	13,254
Donnelley Financial Solutions, Inc. *	764	35,671
Hamilton Lane, Inc., Class A	205	27,534
Moelis & Co., Class A	368	25,296
StoneX Group, Inc. *	253	24,068
Virtus Investment Partners, Inc.	226	36,872
		162,695
Chemicals — 2.6%
Balchem Corp.	253	38,800
Hawkins, Inc.	168	23,866
HB Fuller Co.	302	17,957
Innospec, Inc.	430	32,912
Orion SA (Germany)	689	3,638
Perimeter Solutions, Inc. *	2,027	55,803
Quaker Chemical Corp.	127	17,439
		190,415
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	793	33,544
UniFirst Corp.	66	12,731
		46,275
Construction & Engineering — 1.7%
MYR Group, Inc. *	193	42,171
Primoris Services Corp.	415	51,518
Sterling Infrastructure, Inc. *	96	29,398
		123,087
Consumer Finance — 0.9%
Enova International, Inc. *	295	46,374
Upstart Holdings, Inc. * (a)	336	14,693
		61,067
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (The) *	941	58,652
Sprouts Farmers Market, Inc. *	137	10,915
		69,567
Diversified Consumer Services — 1.4%
Driven Brands Holdings, Inc. * (a)	2,841	42,104
Graham Holdings Co., Class B	40	43,944
OneSpaWorld Holdings Ltd. (Bahamas)	731	15,161
		101,209
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	923	27,376
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc., Class A *	713	11,016
Iridium Communications, Inc.	571	9,924
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	17,844
Lumen Technologies, Inc. *	2,785	21,640
		60,424
Electric Utilities — 0.9%
Oklo, Inc. * (a)	173	12,415
Portland General Electric Co.	1,053	50,533
		62,948
Electrical Equipment — 3.7%
Atkore, Inc.	182	11,511
Bloom Energy Corp., Class A *	750	65,167
EnerSys	237	34,780
Nextpower, Inc., Class A *	587	51,134
Shoals Technologies Group, Inc., Class A *	2,286	19,431
INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued
Thermon Group Holdings, Inc. *	371	13,786
Vicor Corp. *	643	70,473
		266,282
Electronic Equipment, Instruments & Components — 4.8%
Badger Meter, Inc.	174	30,347
Fabrinet (Thailand) *	218	99,251
Knowles Corp. *	1,966	42,132
Napco Security Technologies, Inc.	459	19,140
Plexus Corp. *	220	32,340
Sanmina Corp. *	205	30,764
ScanSource, Inc. *	694	27,108
TTM Technologies, Inc. *	726	50,094
Vishay Intertechnology, Inc.	1,183	17,142
		348,318
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A	784	35,813
Kodiak Gas Services, Inc.	555	20,757
Liberty Energy, Inc.	1,170	21,598
Select Water Solutions, Inc.	1,252	13,171
SLB Ltd.	1,294	49,664
Transocean Ltd. * (a)	3,081	12,725
		153,728
Entertainment — 0.1%
Lionsgate Studios Corp. *	956	8,728
Financial Services — 2.1%
Enact Holdings, Inc.	728	28,858
Jackson Financial, Inc., Class A	242	25,809
Radian Group, Inc.	1,533	55,173
Remitly Global, Inc. *	1,339	18,478
WEX, Inc. *	129	19,219
		147,537
Food Products — 0.8%
Dole plc	1,020	15,290
Utz Brands, Inc.	2,782	28,877
Vital Farms, Inc. * (a)	453	14,469
		58,636
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	412	51,401
ONE Gas, Inc.	334	25,802
Southwest Gas Holdings, Inc.	312	24,966
		102,169
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — 0.4%
Marten Transport Ltd.	2,551	29,030
Health Care Equipment & Supplies — 3.6%
AtriCure, Inc. *	464	18,356
Axogen, Inc. *	507	16,594
ICU Medical, Inc. *	323	46,082
Inmode Ltd. *	1,806	26,530
Inogen, Inc. *	1,118	7,513
iRhythm Technologies, Inc. *	282	50,038
Lantheus Holdings, Inc. *	79	5,257
LivaNova plc *	408	25,104
Omnicell, Inc. *	249	11,280
PROCEPT BioRobotics Corp. *	336	10,571
QuidelOrtho Corp. *	898	25,647
Utah Medical Products, Inc.	256	14,326
		257,298
Health Care Providers & Services — 1.7%
Concentra Group Holdings Parent, Inc.	1,739	34,224
HealthEquity, Inc. *	503	46,080
Hims & Hers Health, Inc. * (a)	385	12,501
Option Care Health, Inc. *	630	20,072
PACS Group, Inc. *	314	12,054
		124,931
Health Care REITs — 1.0%
CareTrust REIT, Inc.	1,086	39,270
Sabra Health Care REIT, Inc.	1,815	34,376
		73,646
Health Care Technology — 0.1%
Evolent Health, Inc., Class A *	1,653	6,612
Health Catalyst, Inc. *	1,629	3,893
		10,505
Hotel & Resort REITs — 1.5%
RLJ Lodging Trust	1,378	10,266
Ryman Hospitality Properties, Inc.	722	68,315
Sunstone Hotel Investors, Inc.	2,308	20,634
Xenia Hotels & Resorts, Inc.	814	11,510
		110,725
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc. *	800	9,128
Bloomin' Brands, Inc.	769	4,745
First Watch Restaurant Group, Inc. * (a)	677	10,209
Hilton Grand Vacations, Inc. *	393	17,587
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Life Time Group Holdings, Inc. *	1,877	49,890
Monarch Casino & Resort, Inc.	640	61,248
		152,807
Household Durables — 1.5%
Green Brick Partners, Inc. *	124	7,770
La-Z-Boy, Inc.	406	15,132
M/I Homes, Inc. *	333	42,607
Sonos, Inc. *	1,581	27,762
Tri Pointe Homes, Inc. *	421	13,249
		106,520
Household Products — 0.3%
Spectrum Brands Holdings, Inc.	365	21,564
Industrial REITs — 0.3%
Terreno Realty Corp.	414	24,306
Insurance — 1.1%
Oscar Health, Inc., Class A *	989	14,212
Palomar Holdings, Inc. *	108	14,554
Safety Insurance Group, Inc.	329	25,632
Selective Insurance Group, Inc.	319	26,691
		81,089
Interactive Media & Services — 0.9%
Angi, Inc. *	341	4,409
Cargurus, Inc. *	685	26,270
IAC, Inc. *	548	21,427
MediaAlpha, Inc., Class A *	1,153	14,931
		67,037
IT Services — 0.8%
Applied Digital Corp. * (a)	414	10,151
DigitalOcean Holdings, Inc. *	827	39,795
Unisys Corp. *	2,097	5,788
		55,734
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. *	664	10,783
CryoPort, Inc. *	713	6,845
		17,628
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	1,247	64,732
Blue Bird Corp. *	270	12,690
Douglas Dynamics, Inc.	963	31,442
Hillman Solutions Corp. *	4,163	36,051
Kadant, Inc.	97	27,647
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Mueller Industries, Inc.	416	47,757
SPX Technologies, Inc. *	198	39,612
Watts Water Technologies, Inc., Class A	171	47,199
		307,130
Media — 0.8%
EchoStar Corp., Class A *	82	8,914
John Wiley & Sons, Inc., Class A	818	25,055
Magnite, Inc. *	1,084	17,593
Thryv Holdings, Inc. *	587	3,551
		55,113
Metals & Mining — 0.9%
Coeur Mining, Inc. *	2,141	38,174
Commercial Metals Co.	186	12,875
Warrior Met Coal, Inc.	195	17,193
		68,242
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	1,820	20,002
Multi-Utilities — 0.3%
Unitil Corp.	511	24,753
Office REITs — 0.5%
COPT Defense Properties	1,235	34,333
Oil, Gas & Consumable Fuels — 1.9%
CNX Resources Corp. *	1,337	49,161
Core Natural Resources, Inc.	114	10,090
International Seaways, Inc.	316	15,342
Peabody Energy Corp.	374	11,108
SM Energy Co.	1,721	32,183
Teekay Tankers Ltd., Class A (Canada)	314	16,774
		134,658
Passenger Airlines — 0.5%
Joby Aviation, Inc. *	450	5,940
SkyWest, Inc. *	267	26,809
		32,749
Personal Care Products — 0.2%
Edgewell Personal Care Co.	821	13,998
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. *	860	10,836
ANI Pharmaceuticals, Inc. *	92	7,262
Axsome Therapeutics, Inc. *	87	15,890
Crinetics Pharmaceuticals, Inc. *	447	20,808
LB Pharmaceuticals, Inc. *	515	11,464
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Prestige Consumer Healthcare, Inc. *	294	18,137
Terns Pharmaceuticals, Inc. *	443	17,897
		102,294
Professional Services — 1.9%
Barrett Business Services, Inc.	379	13,724
Conduent, Inc. *	2,896	5,560
ExlService Holdings, Inc. *	901	38,238
First Advantage Corp. *	1,851	26,895
IBEX Holdings Ltd. *	627	23,939
Verra Mobility Corp. *	1,102	24,696
		133,052
Real Estate Management & Development — 0.6%
Cushman & Wakefield Ltd. *	2,540	41,123
Residential REITs — 0.4%
Centerspace	394	26,288
Retail REITs — 0.8%
Kite Realty Group Trust	2,367	56,737
Semiconductors & Semiconductor Equipment — 3.6%
ACM Research, Inc., Class A *	281	11,085
Credo Technology Group Holding Ltd. *	631	90,795
Penguin Solutions, Inc. *	705	13,790
Power Integrations, Inc. (a)	719	25,553
Rambus, Inc. *	624	57,339
Rigetti Computing, Inc. * (a)	373	8,262
Semtech Corp. *	177	13,043
Synaptics, Inc. *	492	36,418
		256,285
Software — 4.8%
AvePoint, Inc. *	1,069	14,849
BlackLine, Inc. *	908	50,203
Braze, Inc., Class A *	387	13,270
Clear Secure, Inc., Class A	920	32,274
Clearwater Analytics Holdings, Inc., Class A * (a)	1,841	44,405
Core Scientific, Inc. * (a)	1,356	19,744
D-Wave Quantum, Inc. (Canada) *	282	7,374
Freshworks, Inc., Class A *	3,374	41,332
LiveRamp Holdings, Inc. *	479	14,068
MARA Holdings, Inc. *	534	4,795
Ooma, Inc. *	807	9,466
Qualys, Inc. *	356	47,313
Riot Platforms, Inc. *	602	7,627
Vertex, Inc., Class A *	562	11,223
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Workiva, Inc. *	209	18,026
Zeta Global Holdings Corp., Class A *	612	12,454
		348,423
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A *	196	24,671
Arhaus, Inc. *	1,815	20,346
Group 1 Automotive, Inc.	130	51,129
Petco Health & Wellness Co., Inc. *	2,080	5,845
Urban Outfitters, Inc. *	347	26,115
Warby Parker, Inc., Class A *	975	21,245
		149,351
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	403	18,083
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	585	35,738
Steven Madden Ltd.	732	30,480
		66,218
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	118	30,299
DNOW, Inc. *	1,391	18,431
McGrath RentCorp	356	37,355
Rush Enterprises, Inc., Class A	855	46,118
		132,203
Total Common Stocks (Cost $6,160,371)		6,885,431
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Akero Therapeutics, Inc., CVR ‡ *	268	174
Blueprint Medicines Corp., CVR ‡ *	205	—
iTeos Therapeutics, Inc., CVR ‡ *	1,360	—
Total Rights (Cost $174)		174
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 9.9%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $304,581)	304,581	304,581
Investment of Cash Collateral from Securities Loaned — 5.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $405,718)	405,718	405,718
Total Short-Term Investments (Cost $710,299)		710,299
Total Investments — 105.5% (Cost $6,870,844)		7,595,904
Liabilities in Excess of Other Assets — (5.5)%		(396,613)
NET ASSETS — 100.0%		7,199,291

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $392,899.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	24	03/20/2026	USD	299,820	(9,008)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	December 31, 2025

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 81.5%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	219,668	21,788,869
Automobiles — 3.1%
Tesla, Inc. *	2,271,326	1,021,460,729
Beverages — 1.6%
Coca-Cola Co. (The)	864,981	60,470,821
Monster Beverage Corp. *	2,144,352	164,407,468
PepsiCo, Inc.	1,948,217	279,608,104
		504,486,393
Biotechnology — 2.6%
AbbVie, Inc.	679,207	155,192,007
Alnylam Pharmaceuticals, Inc. *	272,032	108,173,525
Amgen, Inc.	415,767	136,084,697
Gilead Sciences, Inc.	324,516	39,831,094
Regeneron Pharmaceuticals, Inc.	244,197	188,488,338
Vertex Pharmaceuticals, Inc. *	486,903	220,742,344
		848,512,005
Broadline Retail — 5.1%
Amazon.com, Inc. *	6,251,416	1,442,951,841
MercadoLibre, Inc. (Brazil) *	86,783	174,803,526
PDD Holdings, Inc., ADR (China) *	344,755	39,091,769
		1,656,847,136
Chemicals — 0.8%
Linde plc	578,602	246,710,107
Commercial Services & Supplies — 0.3%
Copart, Inc. *	2,777,963	108,757,251
Communications Equipment — 1.1%
Cisco Systems, Inc.	4,723,656	363,863,222
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	496,759	428,375,156
Electric Utilities — 1.0%
Constellation Energy Corp.	111,300	39,318,951
NextEra Energy, Inc.	1,161,688	93,260,313
Southern Co. (The)	1,069,483	93,258,917
Xcel Energy, Inc.	1,418,687	104,784,222
		330,622,403
Electrical Equipment — 0.3%
Eaton Corp. plc	315,321	100,432,892
INVESTMENTS	SHARES	VALUE($)

Entertainment — 2.4%
Netflix, Inc. *	6,957,772	652,360,703
Take-Two Interactive Software, Inc. *	441,283	112,981,686
		765,342,389
Financial Services — 0.6%
Corpay, Inc. *	173,566	52,231,216
Mastercard, Inc., Class A	161,015	91,920,243
PayPal Holdings, Inc.	827,726	48,322,644
		192,474,103
Food Products — 0.6%
Kraft Heinz Co. (The) (a)	1,619,210	39,265,843
Mondelez International, Inc., Class A	2,930,917	157,771,262
		197,037,105
Ground Transportation — 0.8%
CSX Corp.	5,071,463	183,840,534
Uber Technologies, Inc. *	833,173	68,078,566
		251,919,100
Health Care Equipment & Supplies — 1.3%
Dexcom, Inc. *	878,277	58,291,244
Intuitive Surgical, Inc. *	635,077	359,682,210
		417,973,454
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	145,205	47,933,622
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A *	252,070	34,210,940
Booking Holdings, Inc.	63,239	338,665,714
Chipotle Mexican Grill, Inc., Class A *	1,705,054	63,086,998
DoorDash, Inc., Class A *	472,230	106,950,650
Marriott International, Inc., Class A	502,685	155,952,995
Starbucks Corp.	1,134,154	95,507,108
		794,374,405
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	1,156,736	225,667,626
Industrial REITs — 0.2%
Prologis, Inc.	462,386	59,028,197
Interactive Media & Services — 8.9%
Alphabet, Inc., Class C	5,699,928	1,788,637,406
Meta Platforms, Inc., Class A	1,709,813	1,128,630,463
		2,917,267,869
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	860,153	71,392,699
Shopify, Inc., Class A (Canada) *	1,330,365	214,148,854
		285,541,553
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	116,733	67,640,937
Machinery — 0.2%
Deere & Co.	168,760	78,569,593
Media — 0.7%
Charter Communications, Inc., Class A * (a)	181,944	37,980,810
Comcast Corp., Class A	6,510,611	194,602,163
		232,582,973
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	533,005	80,126,642
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	1,312,696	70,806,822
Professional Services — 0.3%
Verisk Analytics, Inc., Class A	391,865	87,656,282
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc. *	2,664,151	570,554,578
Analog Devices, Inc.	1,127,401	305,751,151
Applied Materials, Inc.	705,684	181,353,731
ASML Holding NV (Registered), NYRS (Netherlands)	221,627	237,109,862
Broadcom, Inc.	2,349,417	813,133,224
Intel Corp. *	4,493,762	165,819,818
KLA Corp.	27,967	33,982,142
Lam Research Corp.	2,681,805	459,071,380
Marvell Technology, Inc.	1,859,487	158,019,205
Micron Technology, Inc.	1,956,606	558,434,919
NVIDIA Corp.	13,653,485	2,546,374,953
NXP Semiconductors NV (Netherlands)	765,991	166,266,007
QUALCOMM, Inc.	1,332,383	227,904,112
Teradyne, Inc.	416,777	80,671,356
Texas Instruments, Inc.	1,171,027	203,161,474
		6,707,607,912
Software — 13.3%
Adobe, Inc. *	523,260	183,135,767
AppLovin Corp., Class A *	414,424	279,247,180
Atlassian Corp., Class A *	131,394	21,304,223
Crowdstrike Holdings, Inc., Class A *	406,527	190,563,597
Datadog, Inc., Class A *	216,206	29,401,854
INVESTMENTS	SHARES	VALUE($)

Software — continued
HubSpot, Inc. *	127,464	51,151,303
Intuit, Inc.	538,426	356,664,151
Microsoft Corp.	4,215,371	2,038,637,723
Oracle Corp.	583,061	113,644,419
Palantir Technologies, Inc., Class A *	2,642,435	469,692,821
Palo Alto Networks, Inc. *	1,392,653	256,526,683
ServiceNow, Inc. *	523,290	80,162,795
Strategy, Inc., Class A * (a)	152,966	23,243,184
Synopsys, Inc. *	439,323	206,358,800
Workday, Inc., Class A *	214,727	46,119,065
		4,345,853,565
Specialty Retail — 1.1%
Lowe's Cos., Inc.	407,525	98,278,729
O'Reilly Automotive, Inc. *	1,982,134	180,790,442
Ross Stores, Inc.	404,063	72,787,909
		351,857,080
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	8,150,346	2,215,753,063
Seagate Technology Holdings plc	800,758	220,520,746
Western Digital Corp.	315,152	54,291,235
		2,490,565,044
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.	1,342,116	272,503,233
Total Common Stocks (Cost $20,183,960,261)		26,572,185,669
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 16.8%
Barclays Bank plc, ELN, 59.75%, 2/9/2026, (linked to Nasdaq-100 Index) (b)	15,049	379,984,993
Barclays Bank plc, ELN, 60.40%, 1/20/2026, (linked to Nasdaq-100 Index) (b)	13,578	353,552,811
BNP Paribas, ELN, 57.04%, 1/30/2026, (linked to Nasdaq-100 Index) (b)	14,459	374,114,352
BNP Paribas, ELN, 59.45%, 1/23/2026, (linked to Nasdaq-100 Index) (b)	14,361	363,703,689
BNP Paribas, ELN, 64.90%, 1/12/2026, (linked to Nasdaq-100 Index) (b)	13,668	352,294,501
BofA Finance LLC, ELN, 63.33%, 1/16/2026, (linked to Nasdaq-100 Index) (b)	13,635	353,259,251
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — continued
Citigroup Global Markets Holdings, Inc., ELN, 57.59%, 2/5/2026, (linked to Nasdaq-100 Index) (b)	14,887	383,079,119
Citigroup Global Markets Holdings, Inc., ELN, 66.38%, 1/8/2026, (linked to Nasdaq-100 Index) (b)	13,810	353,616,645
Morgan Stanley Finance LLC, ELN, 57.86%, 1/26/2026, (linked to Nasdaq-100 Index) (c)	14,323	364,051,375
Morgan Stanley Finance LLC, ELN, 64.97%, 1/9/2026, (linked to Nasdaq-100 Index) (c)	13,695	351,216,816
Royal Bank of Canada, ELN, 55.46%, 1/29/2026, (linked to Nasdaq-100 Index) (b)	14,531	373,664,645
Royal Bank of Canada, ELN, 63.02%, 2/6/2026, (linked to Nasdaq-100 Index) (b)	14,923	382,258,186
Royal Bank of Canada, ELN, 63.54%, 1/27/2026, (linked to Nasdaq-100 Index) (b)	14,605	354,904,360
Royal Bank of Canada, ELN, 65.02%, 1/15/2026, (linked to Nasdaq-100 Index) (b)	13,656	353,598,797
Toronto-Dominion Bank (The), ELN, 56.89%, 2/2/2026, (linked to Nasdaq-100 Index) (c)	14,421	374,623,356
Total Equity-Linked Notes (Cost $5,429,778,857)		5,467,922,896
	SHARES
Short-Term Investments — 2.2%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (d) (e) (Cost $671,465,344)	671,465,344	671,465,344
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (d) (e) (Cost $60,213,004)	60,213,004	60,213,004
Total Short-Term Investments (Cost $731,678,348)		731,678,348
Total Investments — 100.5% (Cost $26,345,417,466)		32,771,786,913
Liabilities in Excess of Other Assets — (0.5)%		(151,015,752)
NET ASSETS — 100.0%		32,620,771,161

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $58,297,577.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Aerospace & Defense — 2.7%
AAR Corp. *	14,846	1,229,100
AeroVironment, Inc. * (a)	11,501	2,781,977
ATI, Inc. *	64,780	7,434,153
BWX Technologies, Inc.	40,196	6,947,477
Carpenter Technology Corp.	17,580	5,534,887
Curtiss-Wright Corp.	16,235	8,949,868
Hexcel Corp.	41,727	3,083,625
Kratos Defense & Security Solutions, Inc. *	70,971	5,387,409
Moog, Inc., Class A	12,298	2,995,178
Woodward, Inc.	42,025	12,704,998
		57,048,672
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. *	46,904	2,469,027
Automobile Components — 1.3%
Adient plc *	82,761	1,586,528
American Axle & Manufacturing Holdings, Inc. * (a)	67,661	433,707
Autoliv, Inc. (Sweden)	34,982	4,152,363
BorgWarner, Inc.	183,354	8,261,931
Dana, Inc.	55,071	1,308,487
Dorman Products, Inc. *	12,143	1,495,896
Gentex Corp.	68,441	1,592,622
LCI Industries	9,264	1,124,094
Lear Corp.	24,001	2,750,515
Patrick Industries, Inc. (a)	13,872	1,504,141
Phinia, Inc.	43,074	2,700,309
Visteon Corp.	12,415	1,180,667
		28,091,260
Automobiles — 0.1%
Harley-Davidson, Inc. (a)	52,724	1,080,315
Thor Industries, Inc.	16,875	1,732,556
		2,812,871
Banks — 7.7%
Ameris Bancorp	56,179	4,172,414
Associated Banc-Corp.	70,103	1,805,853
Atlantic Union Bankshares Corp.	60,297	2,128,484
Axos Financial, Inc. *	26,041	2,243,693
Banc of California, Inc.	228,468	4,407,148
Bank OZK	90,407	4,160,530
BankUnited, Inc.	140,061	6,242,519
Beacon Financial Corp.	105,904	2,792,689
Cadence Bank	57,449	2,461,115
Capitol Federal Financial, Inc.	56,813	386,897
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Central Pacific Financial Corp.	75,091	2,339,836
City Holding Co.	22,236	2,650,531
Comerica, Inc.	45,709	3,973,483
Commerce Bancshares, Inc.	57,487	3,008,870
Cullen/Frost Bankers, Inc.	34,353	4,350,120
Customers Bancorp, Inc. *	61,065	4,465,073
CVB Financial Corp.	62,747	1,167,094
Dime Community Bancshares, Inc.	51,252	1,542,173
East West Bancorp, Inc.	81,027	9,106,625
FB Financial Corp.	8,630	481,554
First BanCorp (Puerto Rico)	202,137	4,190,300
First Financial Bancorp	38,506	963,420
First Horizon Corp.	220,848	5,278,267
FNB Corp.	290,180	4,962,078
Fulton Financial Corp.	76,121	1,471,419
Hancock Whitney Corp.	62,646	3,989,297
Hanmi Financial Corp.	119,533	3,230,977
Hilltop Holdings, Inc.	143,587	4,873,343
Hope Bancorp, Inc.	59,513	652,262
Independent Bank Corp.	8,442	616,941
Lakeland Financial Corp.	26,562	1,515,628
National Bank Holdings Corp., Class A	39,040	1,483,910
Northwest Bancshares, Inc.	132,553	1,590,636
OFG Bancorp (Puerto Rico)	84,243	3,452,278
Old National Bancorp	246,949	5,509,432
Pathward Financial, Inc.	55,645	3,950,795
Pinnacle Financial Partners, Inc.	33,864	3,230,964
Prosperity Bancshares, Inc.	53,937	3,727,586
Provident Financial Services, Inc.	61,916	1,222,841
Simmons First National Corp., Class A	223,177	4,206,886
Southside Bancshares, Inc.	44,276	1,345,548
SOUTHSTATE BANK Corp.	45,618	4,293,110
Synovus Financial Corp.	99,943	5,002,147
Texas Capital Bancshares, Inc. *	9,076	821,741
Trustmark Corp.	26,423	1,029,176
UMB Financial Corp.	37,576	4,322,743
United Community Banks, Inc.	49,936	1,559,002
Webster Financial Corp.	143,967	9,061,283
Westamerica BanCorp	11,516	550,810
Western Alliance Bancorp	32,097	2,698,395
Wintrust Financial Corp.	29,439	4,116,161
WSFS Financial Corp.	30,628	1,691,891
Zions Bancorp NA	30,181	1,766,796
		162,264,764
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — 0.3%
Celsius Holdings, Inc. *	84,852	3,881,130
Coca-Cola Consolidated, Inc.	21,320	3,268,356
		7,149,486
Biotechnology — 2.7%
Arrowhead Pharmaceuticals, Inc. *	82,261	5,461,308
Exelixis, Inc. *	72,037	3,157,382
Halozyme Therapeutics, Inc. *	138,270	9,305,571
Krystal Biotech, Inc. *	24,132	5,949,503
Myriad Genetics, Inc. *	124,640	766,536
Neurocrine Biosciences, Inc. *	44,111	6,256,263
Protagonist Therapeutics, Inc. * (a)	85,043	7,427,656
Sarepta Therapeutics, Inc. *	43,308	931,988
United Therapeutics Corp. *	30,854	15,033,611
Vir Biotechnology, Inc. *	374,552	2,258,549
		56,548,367
Broadline Retail — 0.3%
Kohl's Corp. (a)	48,479	989,456
Macy's, Inc.	112,054	2,470,791
Ollie's Bargain Outlet Holdings, Inc. *	23,768	2,605,211
		6,065,458
Building Products — 1.9%
AAON, Inc. (a)	28,720	2,189,900
Advanced Drainage Systems, Inc.	11,391	1,649,758
Apogee Enterprises, Inc.	58,887	2,144,076
Armstrong World Industries, Inc.	35,339	6,753,283
AZZ, Inc.	12,818	1,373,833
Carlisle Cos., Inc.	8,702	2,783,422
Fortune Brands Innovations, Inc.	11,489	574,680
Griffon Corp.	26,306	1,937,437
Masterbrand, Inc. *	57,136	630,781
Owens Corning	61,909	6,928,236
Quanex Building Products Corp.	15,291	235,176
Resideo Technologies, Inc. *	180,851	6,351,487
Simpson Manufacturing Co., Inc.	24,514	3,958,275
UFP Industries, Inc.	35,936	3,271,973
		40,782,317
Capital Markets — 2.7%
Acadian Asset Management, Inc.	11,297	530,959
Affiliated Managers Group, Inc.	27,863	8,032,346
BGC Group, Inc., Class A	168,288	1,502,812
Carlyle Group, Inc. (The)	49,654	2,935,048
Donnelley Financial Solutions, Inc. *	25,280	1,180,323
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Evercore, Inc., Class A	20,450	6,958,112
Federated Hermes, Inc.	76,207	3,968,098
Hamilton Lane, Inc., Class A	7,816	1,049,767
Houlihan Lokey, Inc.	18,318	3,190,812
Janus Henderson Group plc	100,171	4,765,134
Jefferies Financial Group, Inc.	37,305	2,311,791
Moelis & Co., Class A	18,951	1,302,692
Morningstar, Inc.	5,934	1,289,518
Piper Sandler Cos.	10,535	3,578,845
StepStone Group, Inc., Class A	33,287	2,136,027
Stifel Financial Corp.	45,767	5,730,944
StoneX Group, Inc. *	30,702	2,920,681
Virtu Financial, Inc., Class A	57,803	1,925,996
Virtus Investment Partners, Inc.	2,705	441,321
WisdomTree, Inc. (a)	133,978	1,633,192
		57,384,418
Chemicals — 2.1%
AdvanSix, Inc.	12,877	222,772
Ashland, Inc.	25,951	1,522,545
Avient Corp.	69,377	2,167,338
Axalta Coating Systems Ltd. *	95,977	3,101,017
Balchem Corp.	16,097	2,468,636
Cabot Corp.	23,484	1,556,520
Celanese Corp.	46,592	1,969,910
Chemours Co. (The)	207,824	2,450,245
Element Solutions, Inc. (a)	214,323	5,355,932
FMC Corp. (a)	91,251	1,265,651
Hawkins, Inc.	8,431	1,197,708
HB Fuller Co.	85,483	5,082,819
Ingevity Corp. *	16,736	990,436
Innospec, Inc.	55,036	4,212,455
Quaker Chemical Corp.	21,408	2,939,533
RPM International, Inc.	49,264	5,123,456
Sensient Technologies Corp.	23,216	2,181,143
		43,808,116
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	47,876	2,025,155
Brady Corp., Class A	84,397	6,614,193
Brink's Co. (The)	27,356	3,193,266
Clean Harbors, Inc. *	34,044	7,982,637
Enviri Corp. *	34,469	617,684
Interface, Inc.	29,835	832,993
MillerKnoll, Inc.	43,970	803,772
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
MSA Safety, Inc. (a)	17,062	2,732,309
OPENLANE, Inc. *	121,675	3,623,481
Pitney Bowes, Inc.	73,172	773,428
RB Global, Inc. (Canada) (a)	55,169	5,675,235
Tetra Tech, Inc.	120,835	4,052,806
UniFirst Corp.	6,657	1,284,135
		40,211,094
Communications Equipment — 1.7%
Ciena Corp. *	65,618	15,346,082
Digi International, Inc. *	17,688	765,713
Lumentum Holdings, Inc. *	42,569	15,690,508
NetScout Systems, Inc. *	34,070	921,934
Viasat, Inc. *	73,944	2,548,110
		35,272,347
Construction & Engineering — 2.6%
AECOM	85,626	8,162,726
Arcosa, Inc.	28,052	2,982,489
Dycom Industries, Inc. *	28,384	9,590,954
Everus Construction Group, Inc. *	14,772	1,263,892
Fluor Corp. *	76,993	3,051,233
Granite Construction, Inc. (a)	59,892	6,908,542
MasTec, Inc. *	48,430	10,527,229
MYR Group, Inc. *	20,004	4,370,874
Sterling Infrastructure, Inc. *	12,903	3,951,286
Valmont Industries, Inc.	8,856	3,562,946
		54,372,171
Construction Materials — 0.1%
Eagle Materials, Inc.	14,173	2,929,276
Consumer Finance — 1.0%
Ally Financial, Inc.	167,672	7,593,865
Enova International, Inc. *	34,917	5,488,953
FirstCash Holdings, Inc.	23,461	3,739,214
Navient Corp.	25,041	325,533
PROG Holdings, Inc.	42,380	1,249,786
SLM Corp. (a)	127,772	3,457,510
		21,854,861
Consumer Staples Distribution & Retail — 2.2%
Andersons, Inc. (The)	37,778	2,008,656
BJ's Wholesale Club Holdings, Inc. *	58,839	5,297,275
Casey's General Stores, Inc.	18,115	10,012,342
Chefs' Warehouse, Inc. (The) *	42,744	2,664,234
Grocery Outlet Holding Corp. * (a)	40,153	405,545
INVESTMENTS	SHARES	VALUE($)

Consumer Staples Distribution & Retail — continued
Maplebear, Inc. *	103,036	4,634,559
Performance Food Group Co. *	83,178	7,479,366
Sprouts Farmers Market, Inc. *	43,107	3,434,335
United Natural Foods, Inc. *	44,415	1,495,453
US Foods Holding Corp. *	117,203	8,827,730
		46,259,495
Containers & Packaging — 1.2%
AptarGroup, Inc.	27,522	3,356,583
Crown Holdings, Inc.	71,633	7,376,050
Greif, Inc., Class A	44,222	2,993,829
O-I Glass, Inc. *	151,219	2,231,993
Sealed Air Corp.	47,001	1,947,251
Silgan Holdings, Inc.	40,956	1,653,394
Sonoco Products Co.	104,977	4,581,196
		24,140,296
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	30,412	3,146,730
Duolingo, Inc. *	24,848	4,360,824
Frontdoor, Inc. *	28,722	1,656,972
Graham Holdings Co., Class B	810	889,866
Grand Canyon Education, Inc. *	29,360	4,882,862
H&R Block, Inc.	66,755	2,909,183
Perdoceo Education Corp.	25,497	747,827
Service Corp. International	61,924	4,828,214
		23,422,478
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	193,602	3,995,945
American Assets Trust, Inc.	68,403	1,294,869
Essential Properties Realty Trust, Inc.	153,001	4,538,010
WP Carey, Inc.	38,954	2,507,079
		12,335,903
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc. (a)	177,456	3,084,185
Lumen Technologies, Inc. *	445,800	3,463,866
Uniti Group, Inc.	61,781	433,085
		6,981,136
Electric Utilities — 0.8%
IDACORP, Inc.	23,432	2,965,554
OGE Energy Corp.	192,816	8,233,243
Otter Tail Corp.	66,966	5,411,523
		16,610,320
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 1.8%
Acuity, Inc.	13,314	4,793,572
EnerSys	43,406	6,369,830
Nextpower, Inc., Class A *	65,225	5,681,750
nVent Electric plc	118,834	12,117,503
Regal Rexnord Corp.	30,327	4,255,485
Sunrun, Inc. *	216,814	3,989,378
		37,207,518
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	16,804	3,518,253
Arrow Electronics, Inc. *	49,956	5,504,152
Badger Meter, Inc.	12,956	2,259,656
Belden, Inc.	22,981	2,678,435
Benchmark Electronics, Inc.	58,218	2,489,402
Coherent Corp. *	100,180	18,490,223
Fabrinet (Thailand) *	16,104	7,331,829
Flex Ltd. *	168,700	10,192,854
IPG Photonics Corp. *	38,010	2,721,516
Knowles Corp. *	128,509	2,753,948
Littelfuse, Inc.	10,664	2,697,139
Plexus Corp. *	24,502	3,601,794
Sanmina Corp. *	23,914	3,588,774
TTM Technologies, Inc. *	45,936	3,169,584
Vishay Intertechnology, Inc.	167,484	2,426,843
Vontier Corp.	67,982	2,527,571
		75,951,973
Energy Equipment & Services — 1.3%
Archrock, Inc.	80,294	2,089,250
Bristow Group, Inc. *	15,208	556,917
Helmerich & Payne, Inc.	36,176	1,037,527
Liberty Energy, Inc.	167,652	3,094,856
NOV, Inc.	208,584	3,260,168
Oceaneering International, Inc. *	115,490	2,775,225
Patterson-UTI Energy, Inc.	140,517	858,559
TechnipFMC plc (United Kingdom)	178,972	7,974,992
Tidewater, Inc. *	20,746	1,047,880
Valaris Ltd. *	33,195	1,673,028
Weatherford International plc	28,726	2,248,097
		26,616,499
Entertainment — 0.1%
Cinemark Holdings, Inc.	53,464	1,242,503
Financial Services — 2.3%
Enact Holdings, Inc.	10,516	416,854
Equitable Holdings, Inc.	134,555	6,411,546
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
Essent Group Ltd.	62,768	4,080,548
Euronet Worldwide, Inc. *	10,315	785,075
EVERTEC, Inc. (Puerto Rico)	79,010	2,298,401
HA Sustainable Infrastructure Capital, Inc. (a)	87,477	2,749,402
Jackson Financial, Inc., Class A	41,988	4,478,020
MGIC Investment Corp.	77,583	2,266,975
NCR Atleos Corp. *	54,264	2,068,001
NMI Holdings, Inc., Class A *	87,025	3,549,750
Radian Group, Inc.	62,823	2,261,000
Shift4 Payments, Inc., Class A * (a)	30,793	1,939,035
Voya Financial, Inc.	41,629	3,100,944
Walker & Dunlop, Inc.	65,768	3,955,945
WEX, Inc. *	50,196	7,478,200
		47,839,696
Food Products — 0.7%
Cal-Maine Foods, Inc.	20,688	1,646,144
Darling Ingredients, Inc. *	70,192	2,526,912
Fresh Del Monte Produce, Inc.	17,817	634,820
Freshpet, Inc. *	17,240	1,050,433
Ingredion, Inc.	18,288	2,016,435
Marzetti Co. (The)	8,229	1,353,012
Post Holdings, Inc. *	44,170	4,375,039
Simply Good Foods Co. (The) *	44,654	896,652
Vital Farms, Inc. * (a)	24,492	782,274
		15,281,721
Gas Utilities — 0.8%
MDU Resources Group, Inc. (a)	110,509	2,157,136
Southwest Gas Holdings, Inc.	76,509	6,122,250
Spire, Inc.	14,108	1,166,732
UGI Corp.	178,870	6,695,104
		16,141,222
Ground Transportation — 0.7%
ArcBest Corp.	27,263	2,022,642
Avis Budget Group, Inc. * (a)	7,464	957,780
Knight-Swift Transportation Holdings, Inc.	8,084	422,632
Ryder System, Inc.	20,091	3,845,217
Saia, Inc. *	4,983	1,627,049
XPO, Inc. * (a)	37,411	5,084,529
		13,959,849
Health Care Equipment & Supplies — 2.4%
Embecta Corp.	183,982	2,185,706
Glaukos Corp. *	41,271	4,659,909
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Globus Medical, Inc., Class A *	108,958	9,513,123
Haemonetics Corp. *	59,710	4,785,756
Inspire Medical Systems, Inc. *	12,446	1,147,895
Integer Holdings Corp. *	16,850	1,321,545
Integra LifeSciences Holdings Corp. *	37,298	463,241
Lantheus Holdings, Inc. *	46,473	3,092,778
Masimo Corp. * (a)	19,765	2,570,636
Merit Medical Systems, Inc. *	26,380	2,325,133
Omnicell, Inc. *	21,869	990,666
Penumbra, Inc. *	19,226	5,977,556
QuidelOrtho Corp. *	71,323	2,036,985
Tandem Diabetes Care, Inc. *	179,015	3,934,750
Teleflex, Inc.	34,034	4,153,509
UFP Technologies, Inc. * (a)	3,122	693,178
		49,852,366
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc. *	46,277	656,670
Addus HomeCare Corp. *	7,808	838,501
Chemed Corp.	8,766	3,750,621
CorVel Corp. *	19,879	1,345,212
Encompass Health Corp.	68,193	7,238,005
HealthEquity, Inc. *	18,939	1,735,002
Hims & Hers Health, Inc. * (a)	85,393	2,772,711
NeoGenomics, Inc. *	335,484	3,945,292
Option Care Health, Inc. *	136,202	4,339,396
Progyny, Inc. *	80,085	2,056,583
Tenet Healthcare Corp. *	37,431	7,438,288
		36,116,281
Health Care REITs — 0.8%
CareTrust REIT, Inc.	109,096	3,944,911
Healthcare Realty Trust, Inc.	159,814	2,708,847
LTC Properties, Inc.	17,270	593,743
Omega Healthcare Investors, Inc.	128,408	5,693,611
Sabra Health Care REIT, Inc.	156,400	2,962,216
		15,903,328
Health Care Technology — 0.4%
Doximity, Inc., Class A *	68,747	3,044,117
HealthStream, Inc.	212,146	4,894,208
		7,938,325
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	439,851	3,941,065
INVESTMENTS	SHARES	VALUE($)

Hotel & Resort REITs — continued
Sunstone Hotel Investors, Inc.	81,803	731,319
Xenia Hotels & Resorts, Inc.	273,097	3,861,591
		8,533,975
Hotels, Restaurants & Leisure — 2.6%
Aramark	116,599	4,297,839
Boyd Gaming Corp.	39,429	3,360,928
Brinker International, Inc. *	18,600	2,669,472
Cava Group, Inc. * (a)	50,543	2,966,369
Cheesecake Factory, Inc. (The)	19,432	980,927
Churchill Downs, Inc.	46,905	5,336,851
Hilton Grand Vacations, Inc. *	36,376	1,627,826
Hyatt Hotels Corp., Class A (a)	15,260	2,446,483
Marriott Vacations Worldwide Corp. (a)	21,421	1,235,778
Monarch Casino & Resort, Inc.	42,906	4,106,104
Papa John's International, Inc. (a)	10,433	401,566
Planet Fitness, Inc., Class A *	42,320	4,590,450
Shake Shack, Inc., Class A *	40,821	3,313,441
Texas Roadhouse, Inc.	6,989	1,160,174
Travel + Leisure Co.	93,049	6,562,746
United Parks & Resorts, Inc. * (a)	53,477	1,941,215
Vail Resorts, Inc. (a)	5,414	718,979
Wendy's Co. (The) (a)	82,063	683,585
Wingstop, Inc. (a)	12,564	2,996,388
Wyndham Hotels & Resorts, Inc.	34,775	2,627,599
		54,024,720
Household Durables — 2.0%
Cavco Industries, Inc. *	2,453	1,449,085
Century Communities, Inc.	13,981	829,772
Champion Homes, Inc. *	26,829	2,267,050
Ethan Allen Interiors, Inc.	13,395	305,942
Green Brick Partners, Inc. *	27,660	1,733,175
Installed Building Products, Inc. (a)	12,712	3,297,366
KB Home	31,871	1,797,843
Leggett & Platt, Inc.	61,883	680,713
M/I Homes, Inc. *	14,075	1,800,896
Meritage Homes Corp.	15,534	1,022,137
Somnigroup International, Inc.	82,988	7,409,169
Taylor Morrison Home Corp. *	48,669	2,865,144
Toll Brothers, Inc.	51,521	6,966,670
TopBuild Corp. *	14,162	5,908,245
Tri Pointe Homes, Inc. *	144,444	4,545,653
		42,878,860
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.0% ^
Central Garden & Pet Co., Class A *	23,341	681,324
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class C	149,081	4,958,434
Talen Energy Corp. *	20,498	7,683,470
		12,641,904
Industrial REITs — 0.7%
EastGroup Properties, Inc.	34,135	6,080,809
First Industrial Realty Trust, Inc.	93,301	5,343,348
LXP Industrial Trust	69,445	3,443,083
STAG Industrial, Inc.	13,977	513,795
		15,381,035
Insurance — 3.2%
American Financial Group, Inc.	32,054	4,381,141
AMERISAFE, Inc.	27,284	1,047,978
Assured Guaranty Ltd.	24,828	2,231,292
Brighthouse Financial, Inc. *	24,620	1,595,130
CNO Financial Group, Inc.	41,995	1,783,528
Employers Holdings, Inc.	59,766	2,580,098
F&G Annuities & Life, Inc.	6,743	208,021
Fidelity National Financial, Inc.	113,340	6,187,231
First American Financial Corp.	44,865	2,756,506
Genworth Financial, Inc., Class A *	181,122	1,635,532
Horace Mann Educators Corp.	21,017	970,565
Kemper Corp.	54,033	2,190,498
Kinsale Capital Group, Inc.	5,799	2,268,105
Mercury General Corp.	11,122	1,046,135
Old Republic International Corp.	74,593	3,404,424
Palomar Holdings, Inc. *	5,380	725,009
Primerica, Inc.	7,583	1,959,144
Reinsurance Group of America, Inc.	37,334	7,595,976
RenaissanceRe Holdings Ltd. (Bermuda)	17,573	4,940,825
RLI Corp.	84,435	5,402,151
Safety Insurance Group, Inc.	49,974	3,893,474
Selective Insurance Group, Inc.	27,087	2,266,369
SiriusPoint Ltd. (Sweden) *	36,048	789,091
Unum Group	82,047	6,358,642
		68,216,865
Interactive Media & Services — 0.4%
Cargurus, Inc. *	129,191	4,954,475
Cars.com, Inc. * (a)	30,602	373,344
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — continued
QuinStreet, Inc. *	70,439	1,012,209
Yelp, Inc. *	55,562	1,688,529
		8,028,557
IT Services — 1.5%
DigitalOcean Holdings, Inc. *	139,851	6,729,630
Kyndryl Holdings, Inc. *	100,824	2,677,886
Okta, Inc. *	98,883	8,550,413
Twilio, Inc., Class A *	92,967	13,223,626
		31,181,555
Leisure Products — 0.5%
Acushnet Holdings Corp.	12,731	1,016,188
Brunswick Corp.	27,816	2,065,060
Mattel, Inc. *	155,840	3,091,865
Polaris, Inc. (a)	36,683	2,320,200
Topgolf Callaway Brands Corp. *	65,337	762,483
YETI Holdings, Inc. *	43,439	1,918,701
		11,174,497
Life Sciences Tools & Services — 1.4%
Avantor, Inc. *	318,905	3,654,651
Azenta, Inc. *	41,174	1,369,447
Bio-Rad Laboratories, Inc., Class A *	6,632	2,009,430
Bruker Corp. (a)	52,515	2,473,982
Fortrea Holdings, Inc. *	244,972	4,225,767
Illumina, Inc. *	46,982	6,162,159
Medpace Holdings, Inc. *	14,011	7,869,278
Repligen Corp. *	9,810	1,607,467
		29,372,181
Machinery — 5.0%
AGCO Corp.	27,325	2,850,544
Alamo Group, Inc.	13,071	2,194,229
Chart Industries, Inc. *	18,270	3,767,822
Crane Co.	23,755	4,381,135
Donaldson Co., Inc.	111,089	9,849,151
Enpro, Inc. (a)	26,950	5,770,803
Esab Corp.	22,686	2,534,480
ESCO Technologies, Inc.	7,632	1,491,216
Flowserve Corp.	69,425	4,816,706
Graco, Inc.	27,537	2,257,208
Greenbrier Cos., Inc. (The)	11,840	553,402
ITT, Inc.	40,478	7,023,338
Kennametal, Inc.	34,716	986,282
Lincoln Electric Holdings, Inc.	22,359	5,358,111
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Lindsay Corp.	8,432	993,880
Mueller Industries, Inc.	80,491	9,240,367
Oshkosh Corp.	32,063	4,028,075
Proto Labs, Inc. *	46,787	2,366,954
RBC Bearings, Inc. *	20,182	9,050,214
SPX Technologies, Inc. *	22,053	4,411,923
Standex International Corp.	3,814	828,706
Tennant Co.	8,852	652,392
Terex Corp.	37,621	2,008,209
Timken Co. (The)	50,646	4,260,848
Toro Co. (The)	41,795	3,290,102
Trinity Industries, Inc.	33,929	897,083
Watts Water Technologies, Inc., Class A	30,861	8,518,253
Worthington Enterprises, Inc.	13,540	698,258
		105,079,691
Marine Transportation — 0.3%
Kirby Corp. *	32,019	3,527,853
Matson, Inc.	28,160	3,479,168
		7,007,021
Media — 0.9%
DoubleVerify Holdings, Inc. *	57,742	660,569
EchoStar Corp., Class A *	58,233	6,329,927
John Wiley & Sons, Inc., Class A	38,209	1,170,342
New York Times Co. (The), Class A	87,281	6,059,047
Nexstar Media Group, Inc. (a)	8,087	1,642,065
Scholastic Corp.	37,531	1,112,044
TechTarget, Inc. *	233,793	1,262,482
TEGNA, Inc.	67,381	1,307,865
		19,544,341
Metals & Mining — 2.1%
Alcoa Corp.	85,610	4,549,315
Alpha Metallurgical Resources, Inc. *	5,280	1,055,366
Century Aluminum Co. *	26,799	1,049,985
Cleveland-Cliffs, Inc. *	98,423	1,307,057
Commercial Metals Co.	68,483	4,740,393
Hecla Mining Co.	285,390	5,476,634
Materion Corp.	20,246	2,516,983
MP Materials Corp. * (a)	77,751	3,927,981
Reliance, Inc.	34,737	10,034,477
Royal Gold, Inc.	29,340	6,521,989
Warrior Met Coal, Inc.	44,782	3,948,429
		45,128,609
INVESTMENTS	SHARES	VALUE($)

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	107,471	2,403,051
Apollo Commercial Real Estate Finance, Inc.	153,799	1,488,774
Ellington Financial, Inc.	114,596	1,556,214
KKR Real Estate Finance Trust, Inc.	33,748	277,409
PennyMac Mortgage Investment Trust	33,215	416,848
Starwood Property Trust, Inc.	102,961	1,854,328
		7,996,624
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	24,891	1,606,465
Unitil Corp.	60,201	2,916,137
		4,522,602
Office REITs — 0.8%
COPT Defense Properties	152,651	4,243,698
Cousins Properties, Inc.	114,104	2,941,601
Highwoods Properties, Inc.	50,504	1,304,013
Kilroy Realty Corp.	77,396	2,892,289
SL Green Realty Corp.	44,223	2,028,509
Vornado Realty Trust	69,910	2,326,605
		15,736,715
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	148,292	2,638,115
Antero Resources Corp. *	121,091	4,172,796
California Resources Corp.	37,289	1,667,191
Chord Energy Corp.	36,616	3,394,303
Civitas Resources, Inc.	65,076	1,762,909
CNX Resources Corp. *	69,077	2,539,961
Core Natural Resources, Inc.	19,980	1,768,430
Dorian LPG Ltd.	14,903	362,739
DT Midstream, Inc.	28,881	3,456,478
HF Sinclair Corp.	135,810	6,258,125
Magnolia Oil & Gas Corp., Class A	142,781	3,125,476
Matador Resources Co.	75,983	3,224,718
Murphy Oil Corp.	61,951	1,935,969
Ovintiv, Inc.	141,713	5,553,732
Par Pacific Holdings, Inc. *	82,646	2,904,180
PBF Energy, Inc., Class A	44,081	1,195,477
Peabody Energy Corp.	53,040	1,575,288
Permian Resources Corp.	199,898	2,804,569
Range Resources Corp.	172,656	6,087,850
REX American Resources Corp. *	35,090	1,134,109
SM Energy Co.	53,474	999,964
Talos Energy, Inc. *	18,456	203,385
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Viper Energy, Inc.	61,047	2,358,246
World Kinect Corp.	32,616	764,193
		61,888,203
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	14,551	1,175,139
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	28,705	1,443,861
Allegiant Travel Co. *	6,177	526,713
American Airlines Group, Inc. * (a)	227,466	3,487,054
SkyWest, Inc. *	26,561	2,666,990
		8,124,618
Personal Care Products — 0.3%
BellRing Brands, Inc. *	86,601	2,314,845
Coty, Inc., Class A *	317,454	977,758
elf Beauty, Inc. * (a)	24,855	1,889,974
		5,182,577
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc. *	41,843	1,456,136
Jazz Pharmaceuticals plc *	44,302	7,531,340
Prestige Consumer Healthcare, Inc. *	10,272	633,680
Supernus Pharmaceuticals, Inc. *	25,429	1,263,821
		10,884,977
Professional Services — 1.2%
CACI International, Inc., Class A *	9,543	5,084,606
Concentrix Corp.	45,086	1,874,676
ExlService Holdings, Inc. *	92,409	3,921,838
FTI Consulting, Inc. *	12,487	2,133,154
Insperity, Inc.	14,054	544,171
KBR, Inc.	122,948	4,942,510
Korn Ferry	22,886	1,510,934
Science Applications International Corp.	20,761	2,089,802
TransUnion	48,130	4,127,147
		26,228,838
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd. *	44,092	713,849
Jones Lang LaSalle, Inc. *	27,506	9,254,944
St. Joe Co. (The)	15,367	912,339
		10,881,132
Residential REITs — 0.6%
American Homes 4 Rent, Class A	141,675	4,547,767
Centerspace	19,601	1,307,779
INVESTMENTS	SHARES	VALUE($)

Residential REITs — continued
Equity LifeStyle Properties, Inc.	64,570	3,913,588
Independence Realty Trust, Inc.	101,857	1,780,460
Veris Residential, Inc.	37,851	563,223
		12,112,817
Retail REITs — 1.7%
Agree Realty Corp.	89,244	6,428,245
Brixmor Property Group, Inc.	186,584	4,892,232
Curbline Properties Corp.	128,985	2,993,742
Getty Realty Corp.	126,748	3,469,093
Kite Realty Group Trust	117,675	2,820,670
Macerich Co. (The)	167,303	3,088,413
NNN REIT, Inc.	106,593	4,224,281
Phillips Edison & Co., Inc.	55,126	1,960,832
Saul Centers, Inc.	39,642	1,249,912
Tanger, Inc.	77,798	2,596,119
Urban Edge Properties	52,051	998,859
Whitestone	77,849	1,081,323
		35,803,721
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc., Class A *	84,722	3,342,283
Alpha & Omega Semiconductor Ltd. *	104,204	2,064,281
CEVA, Inc. *	102,377	2,203,153
Cohu, Inc. *	21,869	508,892
Diodes, Inc. *	56,859	2,805,423
FormFactor, Inc. *	90,942	5,072,745
Impinj, Inc. * (a)	58,452	10,171,233
Lattice Semiconductor Corp. * (a)	105,804	7,785,058
MACOM Technology Solutions Holdings, Inc. *	39,399	6,748,261
MaxLinear, Inc. *	157,143	2,739,002
MKS, Inc.	49,811	7,959,798
Photronics, Inc. *	115,996	3,711,872
Qorvo, Inc. *	61,240	5,175,392
Rambus, Inc. *	89,721	8,244,463
Semtech Corp. *	38,435	2,832,275
SiTime Corp. *	9,457	3,340,118
Ultra Clean Holdings, Inc. *	99,982	2,532,544
Universal Display Corp.	25,326	2,957,570
Veeco Instruments, Inc. *	3,741	106,918
		80,301,281
Software — 3.7%
ACI Worldwide, Inc. *	29,171	1,394,665
Adeia, Inc.	164,174	2,832,001
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Appfolio, Inc., Class A * (a)	10,907	2,537,514
Bill Holdings, Inc. *	40,409	2,203,907
BlackLine, Inc. *	76,239	4,215,254
Cleanspark, Inc. * (a)	142,899	1,446,138
Commvault Systems, Inc. *	30,905	3,874,251
Docusign, Inc. *	87,212	5,965,301
Dynatrace, Inc. *	110,031	4,768,744
Guidewire Software, Inc. *	42,907	8,624,736
InterDigital, Inc. (a)	16,961	5,400,043
LiveRamp Holdings, Inc. *	115,694	3,397,933
Manhattan Associates, Inc. *	47,239	8,186,991
MARA Holdings, Inc. * (a)	383,700	3,445,626
Nutanix, Inc., Class A *	161,729	8,359,772
Pegasystems, Inc.	75,861	4,530,419
Q2 Holdings, Inc. *	56,387	4,068,886
Qualys, Inc. *	17,157	2,280,165
		77,532,346
Specialized REITs — 1.1%
CubeSmart	205,056	7,392,269
Four Corners Property Trust, Inc.	166,402	3,837,230
Gaming and Leisure Properties, Inc.	64,868	2,898,951
Lamar Advertising Co., Class A	36,959	4,678,270
Millrose Properties, Inc., Class A	51,028	1,524,206
PotlatchDeltic Corp.	30,355	1,207,522
Rayonier, Inc.	66,156	1,432,278
		22,970,726
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A *	20,100	2,529,987
Advance Auto Parts, Inc. (a)	27,298	1,072,811
American Eagle Outfitters, Inc.	133,115	3,510,243
Asbury Automotive Group, Inc. *	7,093	1,649,335
AutoNation, Inc. *	18,247	3,767,641
Bath & Body Works, Inc.	139,905	2,809,292
Boot Barn Holdings, Inc. *	13,764	2,428,933
Buckle, Inc. (The)	56,287	3,006,851
Burlington Stores, Inc. *	32,879	9,497,099
Chewy, Inc., Class A *	92,094	3,043,707
Dick's Sporting Goods, Inc. (a)	21,773	4,310,401
Five Below, Inc. *	28,258	5,322,677
Floor & Decor Holdings, Inc., Class A *	28,261	1,720,812
GameStop Corp., Class A * (a)	172,857	3,470,969
Gap, Inc. (The)	96,676	2,474,906
Group 1 Automotive, Inc.	4,144	1,629,835
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — continued
Lithia Motors, Inc., Class A	11,082	3,682,881
Murphy USA, Inc.	7,744	3,124,859
Penske Automotive Group, Inc.	17,754	2,810,281
Signet Jewelers Ltd. (a)	48,539	4,022,912
Sonic Automotive, Inc., Class A	8,182	506,138
Urban Outfitters, Inc. *	38,857	2,924,378
Valvoline, Inc. *	56,846	1,651,945
Victoria's Secret & Co. *	66,894	3,623,648
		74,592,541
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A *	139,766	9,365,720
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. *	134,465	3,280,946
Crocs, Inc. *	24,240	2,073,005
Kontoor Brands, Inc.	22,063	1,347,829
PVH Corp.	26,138	1,751,769
VF Corp. (a)	144,682	2,615,850
Wolverine World Wide, Inc.	100,671	1,827,178
		12,896,577
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	13,872	3,561,913
Boise Cascade Co.	30,014	2,209,030
Core & Main, Inc., Class A *	9,316	484,153
DNOW, Inc. *	190,253	2,520,852
DXP Enterprises, Inc. *	41,010	4,502,488
GATX Corp.	21,146	3,586,362
MSC Industrial Direct Co., Inc., Class A	24,674	2,075,083
Rush Enterprises, Inc., Class A	21,091	1,137,649
Watsco, Inc. (a)	5,544	1,868,051
WESCO International, Inc.	21,838	5,342,448
		27,288,029
Water Utilities — 0.1%
American States Water Co.	19,018	1,378,424
California Water Service Group	25,094	1,087,323
Essential Utilities, Inc.	12,980	497,913
		2,963,660
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	120,194	560,104
Telephone and Data Systems, Inc.	44,320	1,817,120
		2,377,224
Total Common Stocks (Cost $1,770,197,064)		2,062,566,616
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — 0.0% ^
Specialty Retail — 0.0% ^
GameStop Corp. expiring 10/30/2026, price 32.00 USD (United States) * (Cost $—)	17,102	51,477
	SHARES
Short-Term Investments — 7.3%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $42,704,357)	42,704,357	42,704,357
Investment of Cash Collateral from Securities Loaned — 5.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $110,478,334)	110,478,334	110,478,334
Total Short-Term Investments (Cost $153,182,691)		153,182,691
Total Investments — 105.1% (Cost $1,923,379,755)		2,215,800,784
Liabilities in Excess of Other Assets — (5.1)%		(106,563,611)
NET ASSETS — 100.0%		2,109,237,173

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $107,068,677.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	85	03/20/2026	USD	10,618,200	(319,863)
S&P MidCap 400 E-Mini Index	92	03/20/2026	USD	30,593,680	(556,141)
					(876,004)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 2.2%
Boeing Co. (The) *	239	51,892
GE Aerospace	346	106,578
Howmet Aerospace, Inc.	852	174,677
RTX Corp.	1,095	200,823
TransDigm Group, Inc.	65	86,440
		620,410
Air Freight & Logistics — 0.4%
FedEx Corp.	253	73,082
United Parcel Service, Inc., Class B	281	27,872
		100,954
Automobile Components — 0.1%
Aptiv plc *	179	13,620
Automobiles — 2.0%
Tesla, Inc. *	1,257	565,298
Banks — 3.7%
Bank of America Corp.	5,528	304,040
Citigroup, Inc.	1,229	143,412
Fifth Third Bancorp	2,448	114,591
Regions Financial Corp.	623	16,883
Truist Financial Corp.	1,480	72,831
US Bancorp	1,804	96,261
Wells Fargo & Co.	2,950	274,940
		1,022,958
Beverages — 1.3%
Coca-Cola Co. (The)	1,304	91,163
Keurig Dr Pepper, Inc.	2,623	73,470
PepsiCo, Inc.	1,402	201,215
		365,848
Biotechnology — 2.0%
AbbVie, Inc.	1,297	296,352
Gilead Sciences, Inc.	255	31,299
Neurocrine Biosciences, Inc. *	138	19,573
Regeneron Pharmaceuticals, Inc.	135	104,202
Vertex Pharmaceuticals, Inc. *	215	97,472
		548,898
Broadline Retail — 4.1%
Amazon.com, Inc. *	4,961	1,145,098
Building Products — 1.0%
Allegion plc	116	18,470
Carrier Global Corp.	1,229	64,940
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Masco Corp.	639	40,551
Trane Technologies plc	414	161,129
		285,090
Capital Markets — 2.4%
Ameriprise Financial, Inc.	89	43,640
Charles Schwab Corp. (The)	1,951	194,925
CME Group, Inc.	505	137,905
Goldman Sachs Group, Inc. (The)	83	72,957
Interactive Brokers Group, Inc., Class A	194	12,476
Intercontinental Exchange, Inc.	207	33,526
LPL Financial Holdings, Inc.	47	16,787
Morgan Stanley	202	35,861
Raymond James Financial, Inc.	185	29,709
Robinhood Markets, Inc., Class A *	102	11,536
State Street Corp.	490	63,215
		652,537
Chemicals — 1.1%
Corteva, Inc.	219	14,680
DuPont de Nemours, Inc.	177	7,115
Ecolab, Inc.	414	108,683
Linde plc	274	116,831
LyondellBasell Industries NV, Class A	219	9,483
PPG Industries, Inc.	355	36,373
Sherwin-Williams Co. (The)	71	23,006
		316,171
Commercial Services & Supplies — 0.0% ^
Rollins, Inc.	137	8,223
Communications Equipment — 0.5%
Arista Networks, Inc. *	679	88,969
Cisco Systems, Inc.	146	11,247
Motorola Solutions, Inc.	101	38,715
		138,931
Construction & Engineering — 0.1%
Quanta Services, Inc.	74	31,232
Construction Materials — 0.3%
CRH plc	107	13,354
Martin Marietta Materials, Inc.	69	42,963
Vulcan Materials Co.	133	37,934
		94,251
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.8%
American Express Co.	265	98,037
Capital One Financial Corp.	472	114,394
		212,431
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	139	119,865
Walmart, Inc.	1,825	203,323
		323,188
Containers & Packaging — 0.0% ^
Ball Corp.	133	7,045
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	4,840	120,226
Verizon Communications, Inc.	814	33,154
		153,380
Electric Utilities — 1.8%
Entergy Corp.	800	73,944
NextEra Energy, Inc.	2,123	170,434
NRG Energy, Inc.	116	18,472
PG&E Corp.	1,981	31,835
Southern Co. (The)	1,554	135,509
Xcel Energy, Inc.	870	64,258
		494,452
Electrical Equipment — 1.0%
AMETEK, Inc.	108	22,173
Eaton Corp. plc	386	122,945
Emerson Electric Co.	429	56,937
GE Vernova, Inc.	130	84,964
		287,019
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	997	134,735
Jabil, Inc.	60	13,681
Keysight Technologies, Inc. *	60	12,191
		160,607
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	1,331	60,614
Entertainment — 1.3%
Netflix, Inc. *	1,863	174,675
Walt Disney Co. (The)	1,454	165,422
Warner Bros Discovery, Inc. *	360	10,375
		350,472
INVESTMENTS	SHARES	VALUE($)

Financial Services — 5.0%
Affirm Holdings, Inc. *	81	6,029
Apollo Global Management, Inc.	540	78,170
Berkshire Hathaway, Inc., Class B *	805	404,633
Corpay, Inc. *	234	70,418
Fidelity National Information Services, Inc.	1,231	81,812
Klarna Group plc (United Kingdom) *	47	1,359
Mastercard, Inc., Class A	617	352,233
Toast, Inc., Class A *	517	18,359
Visa, Inc., Class A	1,063	372,805
WEX, Inc. *	94	14,004
		1,399,822
Food Products — 0.5%
Bunge Global SA	70	6,236
Mondelez International, Inc., Class A	2,380	128,115
		134,351
Ground Transportation — 0.4%
CSX Corp.	192	6,960
Uber Technologies, Inc. *	309	25,248
Union Pacific Corp.	366	84,663
		116,871
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	314	39,341
Align Technology, Inc. *	37	5,778
Becton Dickinson & Co.	92	17,854
Boston Scientific Corp. *	944	90,010
Dexcom, Inc. *	267	17,721
Edwards Lifesciences Corp. *	976	83,204
GE HealthCare Technologies, Inc.	220	18,044
Hologic, Inc. *	126	9,386
Intuitive Surgical, Inc. *	67	37,946
Medline, Inc., Class A *	275	11,550
Medtronic plc	1,590	152,735
ResMed, Inc.	18	4,336
Stryker Corp.	433	152,187
		640,092
Health Care Providers & Services — 1.6%
Cigna Group (The)	273	75,138
CVS Health Corp.	601	47,695
Elevance Health, Inc.	73	25,590
HCA Healthcare, Inc.	73	34,081
Humana, Inc.	201	51,482
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
McKesson Corp.	62	50,858
UnitedHealth Group, Inc.	487	160,764
		445,608
Health Care REITs — 0.6%
Ventas, Inc.	1,207	93,397
Welltower, Inc.	416	77,214
		170,611
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	18	96,396
Carnival Corp. *	2,262	69,082
Chipotle Mexican Grill, Inc., Class A *	2,327	86,099
Domino's Pizza, Inc.	16	6,669
DoorDash, Inc., Class A *	253	57,299
Expedia Group, Inc.	266	75,361
Hilton Worldwide Holdings, Inc.	469	134,720
McDonald's Corp.	598	182,767
Royal Caribbean Cruises Ltd.	58	16,177
Yum! Brands, Inc.	646	97,727
		822,297
Household Durables — 0.1%
Lennar Corp., Class A	310	31,868
Household Products — 0.4%
Church & Dwight Co., Inc.	323	27,084
Procter & Gamble Co. (The)	556	79,680
		106,764
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	123	19,844
Industrial Conglomerates — 0.6%
3M Co.	956	153,056
Industrial REITs — 0.2%
Prologis, Inc.	366	46,724
Insurance — 1.7%
Aon plc, Class A	182	64,224
Arch Capital Group Ltd. *	499	47,864
Arthur J Gallagher & Co.	448	115,938
Chubb Ltd.	288	89,891
MetLife, Inc.	320	25,261
Principal Financial Group, Inc.	85	7,498
Progressive Corp. (The)	448	102,018
Travelers Cos., Inc. (The)	110	31,907
		484,601
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	2,753	861,689
Alphabet, Inc., Class C	1,971	618,500
Meta Platforms, Inc., Class A	1,159	765,044
		2,245,233
IT Services — 0.8%
Accenture plc, Class A	289	77,539
Cognizant Technology Solutions Corp., Class A	1,121	93,043
Gartner, Inc. *	35	8,830
International Business Machines Corp.	121	35,841
VeriSign, Inc.	29	7,045
		222,298
Life Sciences Tools & Services — 0.5%
Danaher Corp.	538	123,159
Thermo Fisher Scientific, Inc.	22	12,748
Waters Corp. *	29	11,015
		146,922
Machinery — 1.3%
Caterpillar, Inc.	70	40,101
Cummins, Inc.	65	33,179
Deere & Co.	293	136,412
Ingersoll Rand, Inc.	539	42,700
Otis Worldwide Corp.	710	62,018
PACCAR, Inc.	248	27,158
Westinghouse Air Brake Technologies Corp.	35	7,471
		349,039
Media — 0.5%
Charter Communications, Inc., Class A * (a)	96	20,040
Comcast Corp., Class A	2,779	83,064
Omnicom Group, Inc.	260	20,995
		124,099
Metals & Mining — 0.3%
Newmont Corp.	373	37,244
Nucor Corp.	171	27,892
Steel Dynamics, Inc.	138	23,384
		88,520
Multi-Utilities — 0.4%
Ameren Corp.	273	27,262
Dominion Energy, Inc.	199	11,659
Sempra	923	81,492
		120,413
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	December 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	19	3,693
Chevron Corp.	614	93,580
ConocoPhillips	1,045	97,822
Diamondback Energy, Inc.	381	57,276
EOG Resources, Inc.	1,111	116,666
EQT Corp.	446	23,906
Exxon Mobil Corp.	2,727	328,167
		721,110
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	453	31,438
United Airlines Holdings, Inc. *	237	26,502
		57,940
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	2,549	137,493
Eli Lilly & Co.	324	348,196
Johnson & Johnson	1,548	320,359
Merck & Co., Inc.	498	52,420
Zoetis, Inc.	93	11,701
		870,169
Professional Services — 0.3%
Leidos Holdings, Inc.	471	84,968
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	145	23,315
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	441	26,729
Invitation Homes, Inc.	238	6,614
		33,343
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc. *	619	132,565
Analog Devices, Inc.	599	162,449
Broadcom, Inc.	2,192	758,651
Intel Corp. *	627	23,136
Lam Research Corp.	1,003	171,694
Microchip Technology, Inc.	233	14,847
Micron Technology, Inc.	708	202,070
NVIDIA Corp.	12,056	2,248,444
NXP Semiconductors NV (Netherlands)	456	98,979
QUALCOMM, Inc.	111	18,987
Texas Instruments, Inc.	810	140,527
		3,972,349
INVESTMENTS	SHARES	VALUE($)

Software — 10.4%
Adobe, Inc. *	81	28,349
AppLovin Corp., Class A *	108	72,773
Autodesk, Inc. *	98	29,009
Cadence Design Systems, Inc. *	193	60,328
Crowdstrike Holdings, Inc., Class A *	75	35,157
Fortinet, Inc. *	315	25,014
Intuit, Inc.	232	153,682
Microsoft Corp.	3,737	1,807,288
Oracle Corp.	996	194,130
Palantir Technologies, Inc., Class A *	798	141,845
Palo Alto Networks, Inc. *	115	21,183
Roper Technologies, Inc.	17	7,567
Salesforce, Inc.	451	119,474
ServiceNow, Inc. *	1,218	186,585
		2,882,384
Specialized REITs — 0.8%
American Tower Corp.	494	86,732
Equinix, Inc.	94	72,019
Extra Space Storage, Inc.	92	11,980
SBA Communications Corp.	252	48,744
		219,475
Specialty Retail — 1.8%
AutoZone, Inc. *	18	61,047
Best Buy Co., Inc.	43	2,878
Burlington Stores, Inc. *	186	53,726
Home Depot, Inc. (The)	121	41,636
Lowe's Cos., Inc.	814	196,304
O'Reilly Automotive, Inc. *	176	16,053
Ross Stores, Inc.	592	106,643
TJX Cos., Inc. (The)	38	5,837
Tractor Supply Co.	353	17,654
		501,778
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	7,160	1,946,518
Hewlett Packard Enterprise Co.	659	15,829
Seagate Technology Holdings plc	346	95,285
Western Digital Corp.	346	59,605
		2,117,237
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	801	51,032
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	19	6,718
Tapestry, Inc.	97	12,394
		70,144
Tobacco — 0.7%
Altria Group, Inc.	683	39,382
Philip Morris International, Inc.	911	146,124
		185,506
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	49	39,657
Total Common Stocks (Cost $22,906,923)		27,607,135
Short-Term Investments — 0.4%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $80,714)	80,714	80,714
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $18,814)	18,814	18,814
Total Short-Term Investments (Cost $99,528)		99,528
Total Investments — 99.9% (Cost $23,006,451)		27,706,663
Other Assets in Excess of Liabilities — 0.1%		40,219
NET ASSETS — 100.0%		27,746,882

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $18,370.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	3	03/20/2026	USD	103,395	61

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	December 31, 2025

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Automobiles — 5.4%
Rivian Automotive, Inc., Class A * (a)	2,509,730	49,466,778
Tesla, Inc. *	276,046	124,143,407
		173,610,185
Banks — 1.0%
NU Holdings Ltd., Class A (Brazil) *	1,905,711	31,901,602
Broadline Retail — 7.1%
Alibaba Group Holding Ltd., ADR (China)	433,994	63,614,841
Amazon.com, Inc. *	268,990	62,088,272
MercadoLibre, Inc. (Brazil) *	18,881	38,031,243
Sea Ltd., ADR (Singapore) *	482,537	61,557,245
		225,291,601
Capital Markets — 4.1%
Coinbase Global, Inc., Class A *	133,209	30,123,883
Robinhood Markets, Inc., Class A *	884,516	100,038,760
		130,162,643
Communications Equipment — 4.6%
Arista Networks, Inc. *	129,150	16,922,525
Ciena Corp. *	409,081	95,671,773
Lumentum Holdings, Inc. * (a)	88,651	32,675,872
		145,270,170
Diversified Telecommunication Services — 0.4%
Lumen Technologies, Inc. *	1,681,198	13,062,908
Electrical Equipment — 1.3%
Vicor Corp. *	386,074	42,313,710
Electronic Equipment, Instruments & Components — 0.6%
Fabrinet (Thailand) *	23,149	10,539,277
TTM Technologies, Inc. *	107,794	7,437,786
		17,977,063
Entertainment — 7.4%
Netflix, Inc. *	695,120	65,174,451
Spotify Technology SA *	72,172	41,911,002
Take-Two Interactive Software, Inc. *	507,244	129,869,682
		236,955,135
Ground Transportation — 0.2%
Uber Technologies, Inc. *	95,084	7,769,314
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A *	133,783	29,864,379
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	7,199	38,553,021
DoorDash, Inc., Class A *	154,588	35,011,090
		73,564,111
Insurance — 1.0%
Lemonade, Inc. * (a)	466,041	33,172,798
Interactive Media & Services — 8.5%
Alphabet, Inc., Class C	445,528	139,806,687
Meta Platforms, Inc., Class A	125,858	83,077,607
Reddit, Inc., Class A *	162,226	37,290,891
Snap, Inc., Class A *	1,234,919	9,965,796
		270,140,981
IT Services — 9.7%
Cloudflare, Inc., Class A *	177,545	35,002,997
Shopify, Inc., Class A (Canada) *	597,600	96,195,672
Snowflake, Inc., Class A *	571,086	125,273,425
Twilio, Inc., Class A *	364,236	51,808,928
		308,281,022
Life Sciences Tools & Services — 1.0%
Tempus AI, Inc. * (a)	549,385	32,441,184
Machinery — 0.5%
Symbotic, Inc. * (a)	247,972	14,754,334
Media — 0.5%
EchoStar Corp., Class A * (a)	159,134	17,297,866
Semiconductors & Semiconductor Equipment — 22.7%
Advanced Micro Devices, Inc. *	191,933	41,104,371
Allegro MicroSystems, Inc. (Japan) *	419,222	11,059,076
ASML Holding NV (Registered), NYRS (Netherlands)	43,675	46,726,136
Broadcom, Inc.	317,119	109,754,886
Credo Technology Group Holding Ltd. *	512,779	73,783,770
First Solar, Inc. *	92,881	24,263,304
Lam Research Corp.	598,506	102,452,257
MACOM Technology Solutions Holdings, Inc. *	44,906	7,691,500
Micron Technology, Inc.	162,464	46,368,850
NVIDIA Corp.	814,386	151,882,989
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	358,529	108,953,378
		724,040,517
Software — 19.4%
AppLovin Corp., Class A *	78,648	52,994,595
Cadence Design Systems, Inc. *	80,458	25,149,562
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Crowdstrike Holdings, Inc., Class A *	74,602	34,970,434
Datadog, Inc., Class A *	142,709	19,406,997
Figma, Inc., Class A * (a)	592,450	22,139,856
HubSpot, Inc. *	95,122	38,172,459
Intuit, Inc.	92,462	61,248,678
Microsoft Corp.	137,642	66,566,424
Oracle Corp.	431,863	84,174,417
Palantir Technologies, Inc., Class A *	175,500	31,195,125
Palo Alto Networks, Inc. *	188,712	34,760,750
ServiceNow, Inc. *	519,491	79,580,826
ServiceTitan, Inc., Class A * (a)	263,976	28,113,444
Zoom Communications, Inc., Class A *	489,064	42,201,333
		620,674,900
Specialty Retail — 0.5%
Warby Parker, Inc., Class A *	680,864	14,836,027
Total Common Stocks (Cost $2,614,288,284)		3,163,382,450
Short-Term Investments — 4.6%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $29,689,252)	29,689,252	29,689,252
Investment of Cash Collateral from Securities Loaned — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $115,480,344)	115,480,344	115,480,344
Total Short-Term Investments (Cost $145,169,596)		145,169,596
Total Investments — 103.7% (Cost $2,759,457,880)		3,308,552,046
Liabilities in Excess of Other Assets — (3.7)%		(116,662,977)
NET ASSETS — 100.0%		3,191,889,069

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $112,496,990.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$8,389,594,320	$22,718,730	$5,172,481,807	$40,882,112,487
Investments in affiliates, at value	132,802,121	439,053	42,829,575	770,979,057
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	9,865,023	—	23,173,867	14,827,675
Cash	—	1	8,451	—
Receivables:
Investment securities sold	—	—	—	1,167,440,914
Fund shares sold	132,405	—	406,282	99,586,466
Interest from non-affiliates	—	—	—	132,310,178
Dividends from non-affiliates	1,040,817	34,451	5,554,220	42,265,867
Dividends from affiliates	396,455	1,784	148,245	1,722,629
Securities lending income (See Note 2.C.)	2,363	—	1,938	1,680
Total Assets	8,533,833,504	23,194,019	5,244,604,385	43,111,246,953
LIABILITIES:
Payables:
Distributions	—	—	—	309,779,054
Investment securities purchased	60,088	—	356,833	1,191,237,531
Collateral received on securities loaned (See Note 2.C.)	9,865,023	—	23,173,867	14,827,675
Fund shares redeemed	—	—	—	1,382,687
Accrued liabilities:
Management fees (See Note 3.A.)	3,089,234	15,018	1,854,259	11,981,902
Total Liabilities	13,014,345	15,018	25,384,959	1,529,208,849
Net Assets	$8,520,819,159	$23,179,001	$5,219,219,426	$41,582,038,104
NET ASSETS:
Paid-in-Capital	$7,400,309,275	$21,691,204	$4,752,389,264	$42,248,588,298
Total distributable earnings (loss)	1,120,509,884	1,487,797	466,830,162	(666,550,194)
Total Net Assets	$8,520,819,159	$23,179,001	$5,219,219,426	$41,582,038,104
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	91,850,000	400,000	72,750,000	727,000,000
Net asset value, per share	$92.77	$57.95	$71.74	$57.20
Cost of investments in non-affiliates	$7,028,377,046	$21,502,139	$4,702,832,085	$34,433,952,256
Cost of investments in affiliates	132,802,121	439,053	42,829,575	770,979,057
Investment securities on loan, at value (See Note 2.C.)	9,490,754	—	22,279,236	14,402,987
Cost of investment of cash collateral (See Note 2.C.)	9,865,023	—	23,173,867	14,827,675
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$14,623,934	$6,714,925	$6,885,605	$32,040,108,565
Investments in affiliates, at value	71,337	280,381	304,581	671,465,344
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	72,184	140,936	405,718	60,213,004
Deposits at broker for futures contracts	—	27,000	33,000	—
Receivables:
Investment securities sold	—	—	15,808	1,090,976,596
Fund shares sold	—	—	—	102,943,191
Interest from non-affiliates	—	—	—	178,955,772
Dividends from non-affiliates	8,045	6,990	6,648	6,961,700
Dividends from affiliates	259	931	1,023	1,013,024
Securities lending income (See Note 2.C.)	—	6	30	5,266
Variation margin on futures contracts	2	—	—	—
Total Assets	14,775,761	7,171,169	7,652,413	34,152,642,462
LIABILITIES:
Payables:
Due to custodian	—	—	1	56,512
Distributions	—	—	—	322,284,742
Investment securities purchased	—	—	42,643	1,139,961,787
Collateral received on securities loaned (See Note 2.C.)	72,184	140,936	405,718	60,213,004
Variation margin on futures contracts	—	3,108	2,303	—
Accrued liabilities:
Management fees (See Note 3.A.)	3,738	2,073	2,457	9,355,256
Total Liabilities	75,922	146,117	453,122	1,531,871,301
Net Assets	$14,699,839	$7,025,052	$7,199,291	$32,620,771,161
NET ASSETS:
Paid-in-Capital	$11,393,150	$6,547,521	$6,472,377	$30,490,045,133
Total distributable earnings (loss)	3,306,689	477,531	726,914	2,130,726,028
Total Net Assets	$14,699,839	$7,025,052	$7,199,291	$32,620,771,161
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	225,000	120,000	120,000	561,625,000
Net asset value, per share	$65.33	$58.54	$59.99	$58.08
Cost of investments in non-affiliates	$12,106,763	$6,240,080	$6,160,545	$25,613,739,118
Cost of investments in affiliates	71,337	280,381	304,581	671,465,344
Investment securities on loan, at value (See Note 2.C.)	69,546	136,399	392,899	58,297,577
Cost of investment of cash collateral (See Note 2.C.)	72,184	140,936	405,718	60,213,004
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	December 31, 2025

	JPMorgan Small & Mid Cap Enhanced Equity ETF	JPMorgan U.S. Research Enhanced Large Cap ETF	JPMorgan U.S. Tech Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$2,062,618,093	$27,607,135	$3,163,382,450
Investments in affiliates, at value	42,704,357	80,714	29,689,252
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	110,478,334	18,814	115,480,344
Cash	—	—	1
Deposits at broker for futures contracts	2,880,000	46,000	—
Receivables:
Fund shares sold	129,970	—	103,999
Dividends from non-affiliates	1,746,285	17,877	390,742
Dividends from affiliates	143,840	437	97,920
Tax reclaims	3,694	—	—
Securities lending income (See Note 2.C.)	11,932	1	20,204
Total Assets	2,220,716,505	27,770,978	3,309,164,912
LIABILITIES:
Payables:
Due to custodian	2	—	—
Investment securities purchased	—	—	82,760
Collateral received on securities loaned (See Note 2.C.)	110,478,334	18,814	115,480,344
Variation margin on futures contracts	426,103	769	—
Accrued liabilities:
Investment advisory fees	267,589	—	—
Administration fees	135,648	—	—
Printing and mailing costs	11,731	—	—
Management fees (See Note 3.A.)	—	4,513	1,712,739
Custodian and accounting fees	14,105	—	—
Trustees’ and Chief Compliance Officer’s fees	40	—	—
Other	145,780	—	—
Total Liabilities	111,479,332	24,096	117,275,843
Net Assets	$2,109,237,173	$27,746,882	$3,191,889,069
NET ASSETS:
Paid-in-Capital	$1,780,795,790	$22,974,361	$2,772,661,903
Total distributable earnings (loss)	328,441,383	4,772,521	419,227,166
Total Net Assets	$2,109,237,173	$27,746,882	$3,191,889,069
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	32,773,634	450,000	35,450,000
Net asset value, per share	$64.36	$61.66	$90.04
Cost of investments in non-affiliates	$1,770,197,064	$22,906,923	$2,614,288,284
Cost of investments in affiliates	42,704,357	80,714	29,689,252
Investment securities on loan, at value (See Note 2.C.)	107,068,677	18,370	112,496,990
Cost of investment of cash collateral (See Note 2.C.)	110,478,334	18,814	115,480,344
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$920	$920	$1,533	$1,383,041,264
Interest income from affiliates	—	—	—	105,687
Dividend income from non-affiliates	18,278,519	245,156	39,888,527	275,924,281
Dividend income from affiliates	2,277,264	10,546	1,413,298	8,113,349
Income from securities lending (net) (See Note 2.C.)	60,211	278	36,675	3,537
Total investment income	20,616,914	256,900	41,340,033	1,667,188,118
EXPENSES:
Management fees (See Note 3.A.)	16,647,791	88,929	9,459,997	72,263,301
Interest expense to affiliates	—	—	4,754	14,361
Total expenses	16,647,791	88,929	9,464,751	72,277,662
Net investment income (loss)	3,969,123	167,971	31,875,282	1,594,910,456
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(120,337,019)	120,422	(70,633,889)	(730,770,756)
In-kind redemptions of investments in non-affiliates (See Note 4)	207,830,710	295,064	268,305,377	483,367,032
Net realized gain (loss)	87,493,691	415,486	197,671,488	(247,403,724)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	436,078,461	417,153	200,684,967	824,040,344
Net realized/unrealized gains (losses)	523,572,152	832,639	398,356,455	576,636,620
Change in net assets resulting from operations	$527,541,275	$1,000,610	$430,231,737	$2,171,547,076
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	December 31, 2025

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,205	$1,317	$1,598	$1,557,391,547
Interest income from affiliates	—	—	1	81,426
Dividend income from non-affiliates	80,497	43,533	40,993	82,115,679
Dividend income from affiliates	2,318	6,051	6,308	5,145,302
Income from securities lending (net) (See Note 2.C.)	—	22	384	8,808
Total investment income	84,020	50,923	49,284	1,644,742,762
EXPENSES:
Management fees (See Note 3.A.)	21,409	12,064	13,921	53,435,488
Interest expense to affiliates	—	—	—	56,513
Total expenses	21,409	12,064	13,921	53,492,001
Net investment income (loss)	62,611	38,859	35,363	1,591,250,761
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(10,918)	(80,285)	(45,446)	(974,104,861)
In-kind redemptions of investments in non-affiliates (See Note 4)	841,827	186,292	191,413	1,237,803,854
Futures contracts	6,654	27,723	53,279	—
Net realized gain (loss)	837,563	133,730	199,246	263,698,993
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	587,339	175,415	584,557	1,963,423,564
Futures contracts	(2,190)	(11,441)	(18,070)	—
Change in net unrealized appreciation/depreciation	585,149	163,974	566,487	1,963,423,564
Net realized/unrealized gains (losses)	1,422,712	297,704	765,733	2,227,122,557
Change in net assets resulting from operations	$1,485,323	$336,563	$801,096	$3,818,373,318
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)

	JPMorgan Small & Mid Cap Enhanced Equity ETF	JPMorgan U.S. Research Enhanced Large Cap ETF	JPMorgan U.S. Tech Leaders ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$82,739	$1,432	$920
Interest income from affiliates	2	44	95
Dividend income from non-affiliates	13,119,307	142,646	2,557,013
Dividend income from affiliates	975,731	3,861	723,926
Income from securities lending (net) (See Note 2.C.)	46,863	1	368,276
Total investment income	14,224,642	147,984	3,650,230
EXPENSES:
Management fees (See Note 3.A.)	—	25,061	8,633,082
Investment advisory fees	2,530,992	—	—
Administration fees	759,301	—	—
Custodian and accounting fees	38,756	—	—
Interest expense to non-affiliates	4,789	—	—
Interest expense to affiliates	544	—	952
Professional fees	27,658	—	—
Trustees’ and Chief Compliance Officer’s fees	14,403	—	—
Printing and mailing costs	58,609	—	—
Registration and filing fees	4,802	—	—
Other	4,679	—	—
Total expenses	3,444,533	25,061	8,634,034
Less fees waived	(31,809)	—	—
Less expense reimbursements	(1,007,515)	—	—
Net expenses	2,405,209	25,061	8,634,034
Net investment income (loss)	11,819,433	122,923	(4,983,804)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,999,502)	132,281	(73,030,273)
In-kind redemptions of investments in non-affiliates (See Note 4)	79,760,636	(11)	67,013,687
Futures contracts	7,077,873	25,506	—
Net realized gain (loss)	83,839,007	157,776	(6,016,586)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	90,458,837	2,208,550	152,140,415
Futures contracts	(2,580,297)	(7,605)	—
Change in net unrealized appreciation/depreciation	87,878,540	2,200,945	152,140,415
Net realized/unrealized gains (losses)	171,717,547	2,358,721	146,123,829
Change in net assets resulting from operations	$183,536,980	$2,481,644	$141,140,025
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Growth ETF		JPMorgan Active Small Cap Value ETF
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,969,123	$11,847,042	$167,971	$270,947
Net realized gain (loss)	87,493,691	128,636,370	415,486	(40,123)
Change in net unrealized appreciation/depreciation	436,078,461	512,498,816	417,153	197,060
Change in net assets resulting from operations	527,541,275	652,982,228	1,000,610	427,884
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,236,845)	(4,426,088)	(333,032)	(230,259)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,620,490,792	3,648,605,986	(1,140,910)	10,293,648
NET ASSETS:
Change in net assets	2,134,795,222	4,297,162,126	(473,332)	10,491,273
Beginning of period	6,386,023,937	2,088,861,811	23,652,333	13,161,060
End of period	$8,520,819,159	$6,386,023,937	$23,179,001	$23,652,333
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,297,612,236	$4,841,821,292	$292,628	$10,589,899
Cost of shares redeemed	(677,121,444)	(1,193,215,306)	(1,433,538)	(296,251)
Total change in net assets resulting from capital transactions	$1,620,490,792	$3,648,605,986	$(1,140,910)	$10,293,648
SHARE TRANSACTIONS:
Issued	25,250,000	61,475,000	5,000	185,000
Redeemed	(7,550,000)	(15,100,000)	(25,000)	(5,000)
Net increase (decrease) in shares from share transactions	17,700,000	46,375,000	(20,000)	180,000
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Active Value ETF		JPMorgan Equity Premium Income ETF
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,875,282	$41,442,731	$1,594,910,456	$3,125,621,900
Net realized gain (loss)	197,671,488	(12,260,190)	(247,403,724)	(1,139,569,105)
Change in net unrealized appreciation/depreciation	200,684,967	180,151,470	824,040,344	930,727,894
Change in net assets resulting from operations	430,231,737	209,334,011	2,171,547,076	2,916,780,689
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(36,472,150)	(38,123,372)	(1,898,298,072)	(3,027,394,985)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,146,701,881	2,241,634,909	315,230,567	7,348,590,046
NET ASSETS:
Change in net assets	1,540,461,468	2,412,845,548	588,479,571	7,237,975,750
Beginning of period	3,678,757,958	1,265,912,410	40,993,558,533	33,755,582,783
End of period	$5,219,219,426	$3,678,757,958	$41,582,038,104	$40,993,558,533
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,968,932,511	$3,028,591,219	$2,245,313,420	$9,516,871,009
Cost of shares redeemed	(822,230,630)	(786,956,310)	(1,930,082,853)	(2,168,280,963)
Total change in net assets resulting from capital transactions	$1,146,701,881	$2,241,634,909	$315,230,567	$7,348,590,046
SHARE TRANSACTIONS:
Issued	28,300,000	46,975,000	39,400,000	164,950,000
Redeemed	(11,675,000)	(12,225,000)	(33,925,000)	(38,675,000)
Net increase in shares from share transactions	16,625,000	34,750,000	5,475,000	126,275,000
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	December 31, 2025

	JPMorgan Fundamental Data Science Large Core ETF		JPMorgan Fundamental Data Science Mid Core ETF
	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025 (a)	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$62,611	$125,533	$38,859	$79,933
Net realized gain (loss)	837,563	119,894	133,730	374,375
Change in net unrealized appreciation/depreciation	585,149	1,932,022	163,974	306,623
Change in net assets resulting from operations	1,485,323	2,177,449	336,563	760,931
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(81,275)	(114,917)	(55,325)	(73,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(37,958)	11,271,217	18,166	6,038,296
NET ASSETS:
Change in net assets	1,366,090	13,333,749	299,404	6,725,648
Beginning of period	13,333,749	—	6,725,648	—
End of period	$14,699,839	$13,333,749	$7,025,052	$6,725,648
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,191,414	$12,676,509	$1,170,346	$12,153,691
Cost of shares redeemed	(3,229,372)	(1,405,292)	(1,152,180)	(6,115,395)
Total change in net assets resulting from capital transactions	$(37,958)	$11,271,217	$18,166	$6,038,296
SHARE TRANSACTIONS:
Issued	50,000	250,000	20,000	240,000
Redeemed	(50,000)	(25,000)	(20,000)	(120,000)
Net increase in shares from share transactions	—	225,000	—	120,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Fundamental Data Science Small Core ETF		JPMorgan Nasdaq Equity Premium Income ETF
	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025 (a)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$35,363	$55,801	$1,591,250,761	$2,429,445,645
Net realized gain (loss)	199,246	256,365	263,698,993	(2,355,493,342)
Change in net unrealized appreciation/depreciation	566,487	149,565	1,963,423,564	1,940,514,246
Change in net assets resulting from operations	801,096	461,731	3,818,373,318	2,014,466,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(57,566)	(50,574)	(1,845,683,225)	(2,289,840,737)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,822	6,039,782	2,596,233,911	13,082,585,313
NET ASSETS:
Change in net assets	748,352	6,450,939	4,568,924,004	12,807,211,125
Beginning of period	6,450,939	—	28,051,847,157	15,244,636,032
End of period	$7,199,291	$6,450,939	$32,620,771,161	$28,051,847,157
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$601,781	$8,753,823	$5,320,973,872	$15,205,843,149
Cost of shares redeemed	(596,959)	(2,714,041)	(2,724,739,961)	(2,123,257,836)
Total change in net assets resulting from capital transactions	$4,822	$6,039,782	$2,596,233,911	$13,082,585,313
SHARE TRANSACTIONS:
Issued	10,000	170,000	93,325,000	279,975,000
Redeemed	(10,000)	(50,000)	(47,525,000)	(38,975,000)
Net increase in shares from share transactions	—	120,000	45,800,000	241,000,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	December 31, 2025

	JPMorgan Small & Mid Cap Enhanced Equity ETF		JPMorgan U.S. Research Enhanced Large Cap ETF
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,819,433	$19,989,861	$122,923	$60,301
Net realized gain (loss)	83,839,007	69,081,627	157,776	80,662
Change in net unrealized appreciation/depreciation	87,878,540	(39,734,973)	2,200,945	2,499,328
Change in net assets resulting from operations	183,536,980	49,336,515	2,481,644	2,640,291
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(23,554,685)	(15,116,192)	(213,780)	(44,740)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	109,754,448	677,440,475	3,019,012	19,864,455
NET ASSETS:
Change in net assets	269,736,743	711,660,798	5,286,876	22,460,006
Beginning of period	1,839,500,430	1,127,839,632	22,460,006	—
End of period	$2,109,237,173	$1,839,500,430	$27,746,882	$22,460,006
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$284,056,746	$939,331,249	$3,019,012	$21,121,034
Cost of shares redeemed	(174,302,298)	(261,890,774)	—	(1,256,579)
Total change in net assets resulting from capital transactions	$109,754,448	$677,440,475	$3,019,012	$19,864,455
SHARE TRANSACTIONS:
Issued	4,475,000	15,600,000	50,000	425,000
Redeemed	(2,750,000)	(4,475,000)	—	(25,000)
Net increase in shares from share transactions	1,725,000	11,125,000	50,000	400,000

(a)
Commencement of operations was March 13, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Tech Leaders ETF
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(4,983,804)	$(2,607,629)
Net realized gain (loss)	(6,016,586)	(55,423,701)
Change in net unrealized appreciation/depreciation	152,140,415	329,763,562
Change in net assets resulting from operations	141,140,025	271,732,232
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,093,446,657	1,145,750,964
NET ASSETS:
Change in net assets	1,234,586,682	1,417,483,196
Beginning of period	1,957,302,387	539,819,191
End of period	$3,191,889,069	$1,957,302,387
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,226,013,534	$1,352,729,391
Cost of shares redeemed	(132,566,877)	(206,978,427)
Total change in net assets resulting from capital transactions	$1,093,446,657	$1,145,750,964
SHARE TRANSACTIONS:
Issued	13,725,000	18,450,000
Redeemed	(1,450,000)	(3,075,000)
Net increase in shares from share transactions	12,275,000	15,375,000
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	December 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Growth ETF
Six Months Ended December 31, 2025 (Unaudited)	$86.12	$0.05	$6.75	$6.80	$(0.15)	$—	$(0.15)
Year Ended June 30, 2025	75.21	0.23	10.76	10.99	(0.08)	—	(0.08)
Year Ended June 30, 2024	55.72	0.14	19.45	19.59	(0.10)	—	(0.10)
August 8, 2022 (f) through June 30, 2023	49.95	0.19	5.65	5.84	(0.07)	—	(0.07)
JPMorgan Active Small Cap Value ETF
Six Months Ended December 31, 2025 (Unaudited)	56.32	0.41	2.04	2.45	(0.82)	—	(0.82)
Year Ended June 30, 2025	54.84	0.82	1.37	2.19	(0.71)	—	(0.71)
Year Ended June 30, 2024	49.26	0.75	5.42	6.17	(0.59)	—	(0.59)
March 7, 2023 (f) through June 30, 2023	50.00	0.23	(0.97)	(0.74)	—	—	—
JPMorgan Active Value ETF
Six Months Ended December 31, 2025 (Unaudited)	65.55	0.51	6.23	6.74	(0.55)	—	(0.55)
Year Ended June 30, 2025	59.22	1.08	6.17	7.25	(0.92)	—	(0.92)
Year Ended June 30, 2024	53.14	1.06	5.95	7.01	(0.93)	—	(0.93)
Year Ended June 30, 2023	47.81	0.98	5.09	6.07	(0.74)	—	(0.74)
October 4, 2021 (f) through June 30, 2022	49.50	0.63	(1.78)	(1.15)	(0.47)	(0.07)	(0.54)
JPMorgan Equity Premium Income ETF
Six Months Ended December 31, 2025 (Unaudited)	56.82	2.21	0.80	3.01	(2.63)	—	(2.63)
Year Ended June 30, 2025	56.71	4.83	(0.05)	4.78	(4.67)	—	(4.67)
Year Ended June 30, 2024	55.29	4.16	1.42	5.58	(4.16)	—	(4.16)
Year Ended June 30, 2023	55.45	5.84	0.04	5.88	(6.04)	—	(6.04)
Year Ended June 30, 2022	60.50	6.11	(6.20)	(0.09)	(4.96)	—	(4.96)
Year Ended June 30, 2021	50.76	5.17	9.42	14.59	(4.85)	—	(4.85)
JPMorgan Fundamental Data Science Large Core ETF
Six Months Ended December 31, 2025 (Unaudited)	59.26	0.28	6.15	6.43	(0.36)	—	(0.36)
August 7, 2024 (f) through June 30, 2025	50.00	0.56	9.21	9.77	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

62	J.P. Morgan Exchange-Traded Funds	December 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$92.77	$92.80	7.89%	7.99%	$8,520,819,159	0.44%	0.10%	22%
86.12	86.07	14.62	14.64	6,386,023,937	0.43	0.29	47
75.21	75.15	35.21	35.05	2,088,861,811	0.44	0.22	30
55.72	55.74	11.73	11.77 (g)	358,030,378	0.44	0.45	60

57.95	58.01	4.33	4.44	23,179,001	0.74	1.39	24
56.32	56.32	3.93	3.99	23,652,333	0.74	1.43	43
54.84	54.81	12.54	12.38	13,161,060	0.74	1.43	27
49.26	49.30	(1.48)	(1.40)(g)	10,836,656	0.74	1.57	13

71.74	71.72	10.30	10.35	5,219,219,426	0.44	1.47	47
65.55	65.50	12.28	12.12	3,678,757,958	0.43	1.70	111
59.22	59.26	13.29	13.35	1,265,912,410	0.44	1.90	87
53.14	53.15	12.79	13.04	418,442,628	0.44	1.91	80
47.81	47.71	(2.37)	(2.57)(g)	44,225,127	0.44	1.64	56

57.20	57.24	5.43	5.45	41,582,038,104	0.35	7.70	93
56.82	56.85	8.65	8.77	40,993,558,533	0.35	8.38	172
56.71	56.68	10.58	10.44	33,755,582,783	0.35	7.50	174
55.29	55.33	11.30	11.37	28,046,696,328	0.35	10.69	190
55.45	55.45	(0.49)	(0.62)	10,206,410,953	0.35	10.23	195
60.50	60.57	30.22	29.90	1,916,419,087	0.35	8.89	195

65.33	65.36	10.87	10.84	14,699,839	0.30	0.87	8
59.26	59.30	19.59	19.67 (g)	13,333,749	0.30	1.12	15

December 31, 2025	J.P. Morgan Exchange-Traded Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Fundamental Data Science Mid Core ETF
Six Months Ended December 31, 2025 (Unaudited)	$56.05	$0.32	$2.63	$2.95	$(0.46)	$—	$(0.46)
August 7, 2024 (f) through June 30, 2025	50.00	0.67	5.99	6.66	(0.61)	—	(0.61)
JPMorgan Fundamental Data Science Small Core ETF
Six Months Ended December 31, 2025 (Unaudited)	53.76	0.29	6.42	6.71	(0.48)	—	(0.48)
August 7, 2024 (f) through June 30, 2025	50.00	0.48	3.72	4.20	(0.44)	—	(0.44)
JPMorgan Nasdaq Equity Premium Income ETF
Six Months Ended December 31, 2025 (Unaudited)	54.38	2.98	4.15	7.13	(3.43)	—	(3.43)
Year Ended June 30, 2025	55.47	6.45	(1.43)	5.02	(6.11)	—	(6.11)
Year Ended June 30, 2024	48.33	5.25	6.75	12.00	(4.86)	—	(4.86)
Year Ended June 30, 2023	45.46	6.04	2.47	8.51	(5.64)	—	(5.64)
May 3, 2022 (f) through June 30, 2022	50.00	1.11	(5.27)	(4.16)	(0.38)	—	(0.38)
JPMorgan Small & Mid Cap Enhanced Equity ETF (h) (i)
Six Months Ended December 31, 2025 (Unaudited)	59.25	0.37	5.46	5.83	(0.72)	—	(0.72)
Year Ended June 30, 2025	56.61	0.76	2.45	3.21	(0.57)	—	(0.57)
Year Ended June 30, 2024	50.12	0.70	6.46	7.16	(0.67)	—	(0.67)
Year Ended June 30, 2023	45.83	0.67	6.67	7.34	(0.66)	(2.39)	(3.05)
Year Ended June 30, 2022	62.87	0.70	(8.03)	(7.33)	(0.66)	(9.05)	(9.71)
Year Ended June 30, 2021	41.41	0.63	23.22	23.85	(0.63)	(1.76)	(2.39)
JPMorgan U.S. Research Enhanced Large Cap ETF
Six Months Ended December 31, 2025 (Unaudited)	56.15	0.29	5.72	6.01	(0.33)	(0.17)	(0.50)
March 13, 2025 (f) through June 30, 2025	50.00	0.18	6.08	6.26	(0.11)	—	(0.11)
JPMorgan U.S. Tech Leaders ETF
Six Months Ended December 31, 2025 (Unaudited)	84.46	(0.17)	5.75	5.58	—	—	—
Year Ended June 30, 2025	69.21	(0.19)	15.44	15.25	—	—	—
October 4, 2023 (f) through June 30, 2024	50.00	(0.14)	19.35	19.21	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
JPMorgan Small & Mid Cap Enhanced Equity ETF acquired all of the assets and liabilities of JPMorgan Market Expansion Enhanced Index Fund (the "Acquired
Fund") in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6
Shares for the period July 1, 2020 up through the reorganization.

(i)	Per Share amounts reflect the conversion of the JPMorgan Small & Mid Cap Enhanced Equity ETF as of the close of business on May 6, 2022. See Note 1.
(j)
JPMorgan Small & Mid Cap Enhanced Equity ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 6, 2022. Market price returns are calculated using the official closing price of the JPMorgan Small & Mid Cap Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan Small & Mid Cap Enhanced Equity ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Small & Mid Cap
Enhanced Equity ETF's listing on May 9, 2022, the NAV performance of the Class R6 and the Class I Shares of the Acquired Fund are used as proxy market price returns.

64	J.P. Morgan Exchange-Traded Funds	December 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$58.54	$58.57	5.27%	5.29%	$7,025,052	0.34%	1.11%	0.34%	11%
56.05	56.07	13.34	13.38 (g)	6,725,648	0.35	1.35	0.35	29

59.99	60.05	12.48	12.72	7,199,291	0.39	1.00	0.39	13
53.76	53.70	8.40	8.28 (g)	6,450,939	0.40	1.00	0.40	36

58.08	58.12	13.47	13.51	32,620,771,161	0.35	10.39	0.35	89
54.38	54.40	9.77	9.75	28,051,847,157	0.35	11.91	0.35	168
55.47	55.50	26.44	26.41	15,244,636,032	0.35	10.20	0.35	168
48.33	48.37	20.81	20.11	3,956,996,062	0.35	13.49	0.35	162
45.46	45.76	(8.37)	(7.77)(g)	101,155,729	0.35	14.59	0.35	12

64.36	64.38	9.84	9.95 (j)	2,109,237,173	0.24	1.17	0.34	15
59.25	59.21	5.65	5.52 (j)	1,839,500,430	0.24	1.28	0.35	37
56.61	56.64	14.36	14.33 (j)	1,127,839,632	0.24	1.32	0.35	26
50.12	50.16	16.61	16.73 (j)	854,560,372	0.24	1.38	0.24	29
45.83	45.82	(13.80)	(13.81)(j)	833,993,386	0.25	1.21	0.36	27
62.87	62.87	58.97	58.97 (j)	766,008,977	0.25	1.18	0.35	35

61.66	61.70	10.72	10.72	27,746,882	0.20	0.98	0.20	11
56.15	56.19	12.53	12.61 (g)	22,460,006	0.20	1.18	0.20	6

90.04	90.07	6.61	6.64	3,191,889,069	0.65	(0.37)	0.65	23
84.46	84.46	22.03	21.96	1,957,302,387	0.64	(0.26)	0.64	68
69.21	69.25	38.42	38.50 (g)	539,819,191	0.65	(0.30)	0.65	32

December 31, 2025	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 11 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Growth ETF	Non-Diversified
JPMorgan Active Small Cap Value ETF	Diversified
JPMorgan Active Value ETF	Diversified
JPMorgan Equity Premium Income ETF	Diversified
JPMorgan Fundamental Data Science Large Core ETF	Non-Diversified
JPMorgan Fundamental Data Science Mid Core ETF	Diversified
JPMorgan Fundamental Data Science Small Core ETF	Diversified
JPMorgan Nasdaq Equity Premium Income ETF	Non-Diversified
JPMorgan Small & Mid Cap Enhanced Equity ETF	Diversified
JPMorgan U.S. Research Enhanced Large Cap ETF	Diversified
JPMorgan U.S. Tech Leaders ETF	Diversified
The investment objective of JPMorgan Active Growth ETF (“Active Growth ETF”), JPMorgan Active Small Cap Value ETF (“Active Small Cap Value ETF”), JPMorgan Active Value ETF (“Active Value ETF”), JPMorgan Fundamental Data Science Large Core ETF (“Fundamental Data Science Large Core ETF”), JPMorgan Fundamental Data Science Mid Core ETF (“Fundamental Data Science Mid Core ETF”), JPMorgan Fundamental Data Science Small Core ETF (“Fundamental Data Science Small Core ETF”), and JPMorgan U.S. Tech Leaders ETF ("U.S. Tech Leaders ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Equity Premium Income ETF (“Equity Premium Income ETF”) and JPMorgan Nasdaq Equity Premium Income ETF (“Nasdaq Equity Premium Income ETF”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Small & Mid Cap Enhanced Equity ETF (“Small & Mid Cap Enhanced Equity ETF”) is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid- capitalization equity markets.
The investment objective of JPMorgan U.S. Research Enhanced Large Cap ETF (“U.S. Research Enhanced Large Cap ETF”) is to seek to provide capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Growth ETF	NYSE Arca, Inc.
Active Small Cap Value ETF	NYSE Arca, Inc.
Active Value ETF	NYSE Arca, Inc.
Equity Premium Income ETF	NYSE Arca, Inc.
Fundamental Data Science Large Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Mid Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Small Core ETF	The NASDAQ Stock Market® LLC
Nasdaq Equity Premium Income ETF	The NASDAQ Stock Market® LLC
Small & Mid Cap Enhanced Equity ETF	NYSE Arca, Inc.
U.S. Research Enhanced Large Cap ETF	NYSE Arca, Inc.
U.S. Tech Leaders ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation

66	J.P. Morgan Exchange-Traded Funds	December 31, 2025

Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Active Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,532,261,464	$—	$—	$8,532,261,464

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Small Cap Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$23,157,783	$—	$—	$23,157,783

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,238,485,249	$—	$—	$5,238,485,249

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$35,133,929,410	$—	$—	$35,133,929,410
Equity Linked Notes	—	5,748,183,077	—	5,748,183,077
Short-Term Investments
Investment Companies	770,979,057	—	—	770,979,057
Investment of Cash Collateral from Securities Loaned	14,827,675	—	—	14,827,675
Total Short-Term Investments	785,806,732	—	—	785,806,732
Total Investments in Securities	$35,919,736,142	$5,748,183,077	$—	$41,667,919,219

Fundamental Data Science Large Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,767,455	$—	$—	$14,767,455

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Mid Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,136,242	$—	$—	$7,136,242

68	J.P. Morgan Exchange-Traded Funds	December 31, 2025

Fundamental Data Science Mid Core ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,248)	$—	$—	$(4,248)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Small Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,885,431	$—	$—	$6,885,431
Rights	—	—	174	174
Short-Term Investments
Investment Companies	304,581	—	—	304,581
Investment of Cash Collateral from Securities Loaned	405,718	—	—	405,718
Total Short-Term Investments	710,299	—	—	710,299
Total Investments in Securities	$7,595,730	$—	$174	$7,595,904
Depreciation in Other Financial Instruments
Futures Contracts	$(9,008)	$—	$—	$(9,008)

Nasdaq Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$26,572,185,669	$—	$—	$26,572,185,669
Equity Linked Notes	—	5,467,922,896	—	5,467,922,896
Short-Term Investments
Investment Companies	671,465,344	—	—	671,465,344
Investment of Cash Collateral from Securities Loaned	60,213,004	—	—	60,213,004
Total Short-Term Investments	731,678,348	—	—	731,678,348
Total Investments in Securities	$27,303,864,017	$5,467,922,896	$—	$32,771,786,913

Small & Mid Cap Enhanced Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,215,800,784	$—	$—	$2,215,800,784
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(876,004)	$—	$—	$(876,004)

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
U.S. Research Enhanced Large Cap ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,706,663	$—	$—	$27,706,663
Appreciation in Other Financial Instruments
Futures Contracts (a)	$61	$—	$—	$61

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Tech Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,308,552,046	$—	$—	$3,308,552,046

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

70	J.P. Morgan Exchange-Traded Funds	December 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active Growth ETF	$9,490,754	$(9,490,754)	$—
Active Value ETF	22,279,236	(22,279,236)	—
Equity Premium Income ETF	14,402,987	(14,402,987)	—
Fundamental Data Science Large Core ETF	69,546	(69,546)	—
Fundamental Data Science Mid Core ETF	136,399	(136,399)	—
Fundamental Data Science Small Core ETF	392,899	(392,899)	—
Nasdaq Equity Premium Income ETF	58,297,577	(58,297,577)	—
Small & Mid Cap Enhanced Equity ETF	107,068,677	(107,068,677)	—
U.S. Research Enhanced Large Cap ETF	18,370	(18,370)	—
U.S. Tech Leaders ETF	112,496,990	(112,496,990)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Active Small Cap Value ETF did not have any securities out on loan at December 31, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Growth ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$144,859,375	$134,994,352	$—	$—	$9,865,023	9,865,023	$179,144 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	79,016,524	143,931,746	90,146,149	—	—	132,802,121	132,802,121	2,277,264	—
Total	$79,016,524	$288,791,121	$225,140,501	$—	$—	$142,667,144		$2,456,408	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2025	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Active Small Cap Value ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	$427,069	$2,707,337	$2,695,353	$—	$—	$439,053	439,053	$10,546	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Active Value ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$229,599,022	$206,425,155	$—	$—	$23,173,867	23,173,867	$237,877 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	128,506,160	211,535,828	297,212,413	—	—	42,829,575	42,829,575	1,413,298	—
Total	$128,506,160	$441,134,850	$503,637,568	$—	$—	$66,003,442		$1,651,175	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$320,538,177	$305,710,502	$—	$—	$14,827,675	14,827,675	$58,638 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	279,447,397	4,962,550,782	4,471,019,122	—	—	770,979,057	770,979,057	8,113,349	—
Total	$279,447,397	$5,283,088,959	$4,776,729,624	$—	$—	$785,806,732		$8,171,987	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

72	J.P. Morgan Exchange-Traded Funds	December 31, 2025

Fundamental Data Science Large Core ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$485,742	$413,558	$—	$—	$72,184	72,184	$232 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	145,460	201,225	275,348	—	—	71,337	71,337	2,318	—
Total	$145,460	$686,967	$688,906	$—	$—	$143,521		$2,550	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Mid Core ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$409,841	$268,905	$—	$—	$140,936	140,936	$539 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	288,084	243,044	250,747	—	—	280,381	280,381	6,051	—
Total	$288,084	$652,885	$519,652	$—	$—	$421,317		$6,590	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Small Core ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$19,588	$1,864,261	$1,478,131	$—	$—	$405,718	405,718	$2,992 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	270,795	330,942	297,156	—	—	304,581	304,581	6,308	—
Total	$290,383	$2,195,203	$1,775,287	$—	$—	$710,299		$9,300	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2025	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Nasdaq Equity Premium Income ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$171,412,258	$111,199,254	$—	$—	$60,213,004	60,213,004	$312,741 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	321,794,479	4,991,874,264	4,642,203,399	—	—	671,465,344	671,465,344	5,145,302	—
Total	$321,794,479	$5,163,286,522	$4,753,402,653	$—	$—	$731,678,348		$5,458,043	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small & Mid Cap Enhanced Equity ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$29,423,749	$295,203,448	$214,148,863	$—	$—	$110,478,334	110,478,334	$1,026,441 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	53,186,146	164,220,940	174,702,729	—	—	42,704,357	42,704,357	975,731	—
Total	$82,609,895	$459,424,388	$388,851,592	$—	$—	$153,182,691		$2,002,172	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

74	J.P. Morgan Exchange-Traded Funds	December 31, 2025

U.S. Research Enhanced Large Cap ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$23,921	$5,107	$—	$—	$18,814	18,814	$20 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	197,499	249,594	366,379	—	—	80,714	80,714	3,861	—
Total	$197,499	$273,515	$371,486	$—	$—	$99,528		$3,881	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Tech Leaders ETF
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$36,055,385	$473,017,259	$393,592,300	$—	$—	$115,480,344	115,480,344	$1,401,812 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	17,475,661	261,922,123	249,708,532	—	—	29,689,252	29,689,252	723,926	—
Total	$53,531,046	$734,939,382	$643,300,832	$—	$—	$145,169,596		$2,125,738	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Research Enhanced Large Cap ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts

December 31, 2025	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2025:
	Fundamental Data Science Large Core ETF	Fundamental Data Science Mid Core ETF	Fundamental Data Science Small Core ETF	Small & Mid Cap Enhanced Equity ETF	U.S. Research Enhanced Large Cap ETF
Futures Contracts:
Average Notional Balance Long	$41,910	$301,362	$307,222	$51,824,162	$193,458
Ending Notional Balance Long	—	265,968	299,820	41,211,880	103,395
F. Equity-Linked Notes— Equity Premium Income ETF and Nasdaq Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as Interest income from non-affiliates on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2025, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF had outstanding ELNs as listed on the SOIs.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and Nasdaq Equity Premium Income ETF, at least quarterly for Active Value ETF, Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF and U.S. Research Enhanced Large Cap ETF, and at least annually for Active Growth ETF, Active Small Cap Value ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Tech Leaders ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
J. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

76	J.P. Morgan Exchange-Traded Funds	December 31, 2025

K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements, with the exception of U.S. Research Enhanced Large Cap ETF. For U.S. Research Enhanced Large Cap ETF, management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund’s net assets or results of operation.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund. For each Fund other than Small & Mid Cap Enhanced Equity ETF, the investments are managed pursuant to a Management Agreement, under which JPMIM is responsible for substantially all of each Fund’s expenses as described below. JPMIM also manages the investments of Small & Mid Cap Enhanced Equity ETF pursuant to an Investment Advisory Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Growth ETF	0.44%
Active Small Cap Value ETF	0.74
Active Value ETF	0.44
Equity Premium Income ETF	0.35
Fundamental Data Science Large Core ETF	0.30
Fundamental Data Science Mid Core ETF	0.35
Fundamental Data Science Small Core ETF	0.40
Nasdaq Equity Premium Income ETF	0.35
Small & Mid Cap Enhanced Equity ETF	0.25
U.S. Research Enhanced Large Cap ETF	0.20
U.S. Tech Leaders ETF	0.65
Under each Management Agreement applicable to each Fund except Small & Mid Cap Enhanced Equity ETF, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
Pursuant to a separate Administration Agreement, the Administrator provides certain administration services to Small & Mid Cap Enhanced Equity ETF. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of Small & Mid Cap Enhanced Equity ETF's average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund’s average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective rate was 0.075% of Small & Mid Cap Enhanced Equity ETF's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees for Small & Mid Cap Enhanced Equity ETF as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM (a portion of the administration fee for the Small & Mid Cap Enhanced Equity ETF).
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM, for the Funds except Small & Mid Cap Enhanced Equity ETF, pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
For Small & Mid Cap Enhanced Equity ETF, the Fund pays JPMCB directly. The amounts for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid for transfer agency services are included in Transfer agency fees on the Statements of Operations.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse Small & Mid Cap Enhanced Equity ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of Small & Mid Cap Enhanced Equity ETF's average daily net assets. The expense limitation agreement was in effect for the six months ended December 31, 2025 and the contractual expense limitation is in place until at least October 31, 2026.
For the six months ended December 31, 2025, Small & Mid Cap Enhanced Equity ETF’s service providers waived fees and/or reimbursed expenses for Small & Mid Cap Enhanced Equity ETF as follows. None of these parties expect Small & Mid Cap Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
Small & Mid Cap Enhanced Equity ETF	$1,007,515
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). For each Fund, except Small & Mid Cap Enhanced Equity ETF, the fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A. For Small & Mid Cap Enhanced Equity ETF, the Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Small & Mid Cap Enhanced Equity ETF’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expects Small & Mid Cap Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Small & Mid Cap Enhanced Equity ETF	$31,809
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A. for the Funds except Small & Mid Cap Enhanced Equity ETF. Small & Mid Cap Enhanced Equity ETF, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The below Funds used related party broker-dealers during the six months ended December 31, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Premium Income ETF	$28,891
Nasdaq Equity Premium Income ETF	23,094
Small & Mid Cap Enhanced Equity ETF	14,185

78	J.P. Morgan Exchange-Traded Funds	December 31, 2025

The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active Growth ETF	$1,639,814,893	$1,648,294,304
Active Small Cap Value ETF	5,492,070	5,663,777
Active Value ETF	2,207,844,200	1,984,683,598
Equity Premium Income ETF	38,206,611,675	37,916,816,806
Fundamental Data Science Large Core ETF	1,188,668	1,383,961
Fundamental Data Science Mid Core ETF	719,381	992,688
Fundamental Data Science Small Core ETF	853,457	874,408
Nasdaq Equity Premium Income ETF	28,107,485,435	27,024,135,148
Small & Mid Cap Enhanced Equity ETF	437,461,018	286,503,006
U.S. Research Enhanced Large Cap ETF	2,983,787	2,866,501
U.S. Tech Leaders ETF	693,628,803	610,874,265
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
For the six months ended December 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Growth ETF	$2,237,551,972	$668,272,988
Active Small Cap Value ETF	281,884	1,401,785
Active Value ETF	1,816,806,170	812,317,379
Equity Premium Income ETF	1,410,783,623	1,620,132,365
Fundamental Data Science Large Core ETF	3,017,434	2,785,010
Fundamental Data Science Mid Core ETF	1,066,334	761,965
Fundamental Data Science Small Core ETF	571,102	534,278
Nasdaq Equity Premium Income ETF	3,875,285,362	2,388,304,633
Small & Mid Cap Enhanced Equity ETF	128,908,857	163,998,386
U.S. Research Enhanced Large Cap ETF	2,926,823	—
U.S. Tech Leaders ETF	1,116,048,889	125,390,369
During the six months ended December 31, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Growth ETF	$7,171,044,190	$1,430,264,545	$69,047,271	$1,361,217,274
Active Small Cap Value ETF	21,941,192	2,477,851	1,261,260	1,216,591
Active Value ETF	4,768,835,527	534,818,100	65,168,378	469,649,722
Equity Premium Income ETF	35,219,758,988	7,217,945,088	769,784,857	6,448,160,231
Fundamental Data Science Large Core ETF	12,250,284	2,799,481	282,310	2,517,171
Fundamental Data Science Mid Core ETF	6,661,397	825,285	354,688	470,597
Fundamental Data Science Small Core ETF	6,870,844	1,103,544	387,492	716,052
Nasdaq Equity Premium Income ETF	26,345,417,466	6,860,652,090	434,282,643	6,426,369,447
Small & Mid Cap Enhanced Equity ETF	1,923,379,755	399,111,738	107,566,713	291,545,025
U.S. Research Enhanced Large Cap ETF	23,006,451	5,088,558	388,285	4,700,273
U.S. Tech Leaders ETF	2,759,457,880	621,605,795	72,511,629	549,094,166
At June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Growth ETF	$69,992,070	$1,013,493
Active Small Cap Value ETF	25,077	10,949
Active Value ETF	29,730,093	8,677,997
Equity Premium Income ETF	5,101,154,175	247,580,523
Fundamental Data Science Large Core ETF	6,775	—
Fundamental Data Science Mid Core ETF	8,527	—
Fundamental Data Science Small Core ETF	19,554	—
Nasdaq Equity Premium Income ETF	1,796,362,075	29,384,698
Small & Mid Cap Enhanced Equity ETF	7,209,850	4,980,426
U.S. Tech Leaders ETF	24,406,066	—
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Active Growth ETF	$211,138,958	$13,302,961	$—	$—
Active Small Cap Value ETF	35,194	(12,640)	—	—
Active Value ETF	99,989,682	4,380,090	—	—
Equity Premium Income ETF	2,190,734,394	(877,380,392)	—	—
Fundamental Data Science Large Core ETF	29,633	(6,610)	—	—
Fundamental Data Science Mid Core ETF	88,031	8,414	—	—
Fundamental Data Science Small Core ETF	137,922	4,160	92	—
Nasdaq Equity Premium Income ETF	2,609,359,538	103,459,635	—	—
Small & Mid Cap Enhanced Equity ETF	31,130,040	(1,163,141)	—	—
U.S. Tech Leaders ETF	79,453,654	7,333,668	—	1,764,284

80	J.P. Morgan Exchange-Traded Funds	December 31, 2025

During the year ended June 30, 2025, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Long-Term
Equity Premium Income ETF	$198,581,664
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

December 31, 2025	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
As of December 31, 2025, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Small & Mid Cap Enhanced Equity ETF	31.4%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active Small Cap Value ETF	50%
Fundamental Data Science Large Core ETF	89
Fundamental Data Science Mid Core ETF	83
Fundamental Data Science Small Core ETF	83
U.S. Research Enhanced Large Cap ETF	44
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Equity Premium Income ETF's and Nasdaq Equity Premium Income ETF's investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

82	J.P. Morgan Exchange-Traded Funds	December 31, 2025

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-ETF-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements and Investment Advisory Agreement
Board Approval of Management Agreements
JPMorgan Active Growth ETF, JPMorgan Active Small Cap Value ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF, JPMorgan Fundamental Data Science Large Core ETF, JPMorgan Fundamental Data Science Mid Core ETF, JPMorgan Fundamental Data Science Small Core ETF, JPMorgan Nasdaq Equity Premium Income ETF and JPMorgan U.S. Tech Leaders ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreements for JPMorgan Active Growth ETF, JPMorgan Active Small Cap Value ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF, JPMorgan Fundamental Data Science Large Core ETF, JPMorgan Fundamental Data Science Mid Core ETF, JPMorgan Fundamental Data Science Small Core ETF, JPMorgan Nasdaq Equity Premium Income ETF and JPMorgan U.S. Tech Leaders ETF (each a “Fund,” and collectively, the “Funds”) whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 14, 2025.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the
“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at

Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Funds’ shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. For the JPMorgan Fundamental Data Science Large Core ETF, JPMorgan Fundamental Data Science Mid Core ETF and JPMorgan Fundamental Data Science Small Core ETF, each of which launched in 2024 and therefore was not included in the Broadridge comparison discussed below, the Trustees discussed each Fund’s performance (on both a relative and absolute basis). The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds. The Trustees also discussed the performance and the investment strategy of each of these Funds with the Adviser. Based on these discussions and various other factors, the Trustees concluded each Fund’s performance was satisfactory.
For the JPMorgan Active Growth ETF, JPMorgan Active Small Cap Value ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF, JPMorgan Nasdaq Equity Premium Income ETF and JPMorgan U.S. Tech Leaders ETF, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one- and three-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Active Growth ETF’s performance was in the second quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Active Small Cap Value ETF’s performance was in the third quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Active Value ETF’s performance was in the third and second quintiles of the Universe for the one- and three-year periods ended

December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Equity Premium Income ETF’s performance was in the fourth and third quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Nasdaq Equity Premium Income ETF’s performance was in the first quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan U.S. Tech Leaders ETF’s performance was in the second quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Active Growth ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Active Small Cap Value ETF’s net management fee was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses were in the third and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Active Value ETF’s net management fee and actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Equity Premium Income ETF’s net management fee and actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Fundamental Data Science Large Core ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Fundamental Data Science Mid Core ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Fundamental Data Science Small Core ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Nasdaq Equity Premium Income ETF’s net management fee and actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Tech Leaders ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Board Approval of Investment Advisory Agreement
JPMorgan Small & Mid Cap Enhanced Equity ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the JPMorgan Small & Mid Cap Enhanced Equity ETF (the “Fund”) whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory
Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratio
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratio for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2026